UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-05104
Capital World Bond Fund
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Becky L. Park
6455 Irvine Center Drive
Irvine, California 92618
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
December 31
Date of reporting period:
June 30, 2024
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class A | CWBFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$48	0.99%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class C | CWBCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$83	1.71%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class T | TWCWX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$36	0.73%*

*Annualized
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class F-1 | WBFFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$51	1.04%*

*Annualized
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class F-2 | BFWFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$29	0.60%*

*Annualized
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class F-3 | WFBFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$23	0.48%*

*Annualized
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-A | CCWAX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-A	$49	1.01%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ASRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-C | CCWCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-C	$85	1.75%*

*Annualized
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5CSRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-E | CCWEX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-E	$56	1.14%*

*
Annualized
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5ESRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-T | TWCBX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-T	$39	0.79%*

*Annualized
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5TSRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-F-1 | CCWFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-1	$41	0.84%*

*Annualized
Key fund statistics
Fund net assets (in millions )	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5FSRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-F-2 | FCWBX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-2	$32	0.65%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5XSRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class 529-F-3 | FWBCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-529F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 529-F-3	$26	0.53%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF5YSRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-1 | RCWAX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$77	1.58%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective
within 30 days of receipt by
Capital
Group or your financial intermediary.
Lit. No. MFR1SRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-2 | RCWBX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$77	1.58%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital
Group
or your financial intermediary.
Lit. No. MFR2SRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-2E | RCEBX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$63	1.29%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact
Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital
Group
or your financial intermediary.
Lit. No. MF2ESRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-3 | RCWCX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$55	1.13%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by
Capital
Group or your financial intermediary.
Lit. No. MFR3SRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-4 | RCWEX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$41	0.83%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital
Group
or your financial intermediary.
Lit. No. MFR4SRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-5E | RCWHX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$31	0.64%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital
Group or your
financial
intermediary.
Lit. No. MFE5SRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-5 | RCWFX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$26	0.54%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital
Group
or your
financial
intermediary.
Lit. No. MFR5SRX-031-0824 © 2024 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
Capital World Bond Fund
®
Class R-6 | RCWGX
for the six months ended June 30, 2024
This semi-annual shareholder report contains important information about Capital World Bond Fund for the period from January 1, 2024 to June 30, 2024. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$
10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$24	0.49%*

*Annualized
Key fund statistics
Fund net assets (in millions)	$ 9,955
Total number of portfolio holdings	2,074
Portfolio turnover rate including mortgage dollar roll transactions	167%
Portfolio turnover rate excluding mortgage dollar roll transactions	37%
Portfolio holdings by asset type
 (percent of net assets)
*Includes derivatives.
Availability of additional information
Scan the QR code to view additional information about the fund, including its prospectus, financial information, holdings and information on proxy voting. Or refer to the web address included at the beginning of this report.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days
of receipt by Capital
Group
or your financial intermediary.
Lit. No. MFR6SRX-031-0824 © 2024 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

Capital World Bond Fund®
Financial Statements and Other Information
N-CSR Items 7-11
for the six months ended June 30, 2024
Lit. No. MFGEFP2-031-0824 © 2024 Capital Group. All rights reserved.

Investment portfolio June 30, 2024unaudited

Bonds, notes & other debt instruments 91.28%		Principal amount (000)	Value (000)
Euros 15.97%
	AIA Group, Ltd. 0.88% 9/9/2033 (5-year EUR Mid-Swap + 1.10% on 9/9/2028)[1]	EUR23,220	$21,541
	AIB Group PLC 2.875% 5/30/2031 (5-year EUR Mid-Swap + 3.30% on 5/30/2026)[1]	2,300	2,390
	Alpha Bank SA 5.50% 6/11/2031 (5-year EUR Mid-Swap + 5.823% on 6/11/2026)[1]	4,575	4,872
	Altria Group, Inc. 2.20% 6/15/2027	4,275	4,397
	American Medical Systems Europe BV 1.375% 3/8/2028	940	935
	American Tower Corp. 0.45% 1/15/2027	1,086	1,075
	American Tower Corp. 0.875% 5/21/2029	1,543	1,438
	American Tower Corp. 4.625% 5/16/2031	411	456
	Anheuser-Busch InBev SA/NV 1.125% 7/1/2027	675	681
	Anheuser-Busch InBev SA/NV 2.875% 4/2/2032	1,061	1,091
	AT&T, Inc. 3.55% 11/18/2025	2,970	3,176
	AT&T, Inc. 2.05% 5/19/2032	6,250	5,954
	AT&T, Inc. 4.30% 11/18/2034	1,450	1,609
	AT&T, Inc. 3.15% 9/4/2036	965	949
	AT&T, Inc. 2.60% 5/19/2038	685	620
	Austria (Republic of) 0% 2/20/2031	12,975	11,460
	Austria (Republic of) 0.90% 2/20/2032	2,475	2,282
	Austria (Republic of) 2.90% 2/20/2034	1,340	1,418
	Austria (Republic of) 0.70% 4/20/2071	290	134
	Banco de Sabadell, SA 5.25% 2/7/2029 (1-year EUR Mid-Swap + 2.40% on 2/7/2028)[1]	22,800	25,365
	Banco de Sabadell, SA 5.50% 9/8/2029 (1-year EUR-ICE Swap EURIBOR + 2.40% on 9/8/2028)[1]	9,500	10,732
	Banco Santander, SA 3.25% 4/4/2026	7,200	7,635
	Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1,2]	3,140	2,986
	Bank of Ireland Group PLC 1.375% 8/11/2031 (5-year EUR Mid-Swap + 1.65% on 8/11/2026)[1]	4,000	4,050
	Banque Federative du Credit Mutuel 3.875% 6/16/2032 (5-year EUR Mid-Swap + 2.20% on 6/16/2027)[1]	1,500	1,586
	BAT International Finance PLC 2.75% 3/25/2025	3,500	3,720
	Baxter International, Inc. 1.30% 5/15/2029	1,000	963
	Belgium (Kingdom of), Series 89, 0.10% 6/22/2030	1,020	929
	Belgium (Kingdom of), Series 94, 0.35% 6/22/2032	2,150	1,875
	Belgium (Kingdom of), Series 97, 3.00% 6/22/2033	12,360	13,202
	Belgium (Kingdom of), Series 100, 2.85% 10/22/2034	1,870	1,952
	Belgium (Kingdom of), Series 88, 1.70% 6/22/2050	765	564
	Belgium (Kingdom of), Series 98, 3.30% 6/22/2054	370	373
	Belgium (Kingdom of) 3.50% 6/22/2055	315	328
	Blackstone Holdings Finance Co., LLC 1.50% 4/10/2029[2]	610	599
	BNP Paribas SA 2.50% 3/31/2032 (1-year EUR Mid-Swap + 1.60% on 3/31/2027)[1]	1,500	1,528
	BP Capital Markets PLC 1.231% 5/8/2031	3,200	2,932
	BPCE SA 1.00% 4/1/2025	10,900	11,435
	BPCE SA 4.50% 1/13/2033	8,800	9,758
	British American Tobacco PLC 3.00% subordinated perpetual bonds (5-year EUR Mid-Swap + 3.372% on 12/27/2026)[1]	20,540	20,772
	Bulgaria (Republic of) 4.50% 1/27/2033	2,788	3,108
	CaixaBank, SA 1.375% 6/19/2026	9,800	10,058
	CaixaBank, SA 2.25% 4/17/2030 (5-year EUR Annual (vs. 6-month EUR-EURIBOR) + 1.68% on 4/17/2025)[1]	16,200	16,986
	CaixaBank, SA 6.125% 5/30/2034 (5-year EUR Mid-Swap + 3.00% on 5/30/2029)[1]	2,500	2,837
	Capital One Financial Corp. 1.65% 6/12/2029	2,873	2,739
	Carrier Global Corp. 4.375% 5/29/2025	1,280	1,377
	Carrier Global Corp. 4.125% 5/29/2028	1,500	1,637
	Carrier Global Corp. 4.50% 11/29/2032	170	191
	Celanese US Holdings, LLC 4.777% 7/19/2026	3,020	3,281
	Celanese US Holdings, LLC 0.625% 9/10/2028	2,000	1,859
	Comcast Corp. 0% 9/14/2026	6,650	6,612
	Comcast Corp. 0.25% 5/20/2027	6,700	6,573
	Comcast Corp. 0.25% 9/14/2029	3,705	3,370
	Commerzbank AG 4.625% 1/17/2031 (3-month EUR-EURIBOR + 2.10% on 1/17/2030)[1]	16,000	17,478
	Daimler Truck International Finance BV 1.625% 4/6/2027	1,000	1,021
	Deutsche Bank AG 1.75% 11/19/2030 (3-month EUR-EURIBOR + 2.05% on 11/19/2029)[1]	25,900	24,411

Capital World Bond Fund	1

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	Deutsche Telekom AG 1.375% 7/5/2034	EUR2,030	$1,839
	DH Europe Finance II SARL 0.45% 3/18/2028	3,207	3,092
	Dow Chemical Co. (The) 1.875% 3/15/2040	500	402
	E.ON SE 1.625% 3/29/2031	5,260	5,018
	Electricité de France SA 2.625% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 2.86% on 6/1/2028)[1]	12,400	12,005
	Electricité de France SA 2.875% junior subordinated perpetual bonds (5-year EUR Mid-Swap + 3.373% on 3/15/2027)[1]	6,800	6,806
	Electricité de France SA 3.375% perpetual bonds (5-year EUR Mid-Swap + 3.97% on 9/15/2030)[1]	400	375
	Electricité de France SA 7.50% perpetual bonds (5-year EUR Mid-Swap + 4.86% on 12/6/2028)[1]	4,000	4,588
	Enel SpA 3.50% 12/31/2079 (5-year EUR Mid-Swap + 3.564% on 5/24/2025)[1]	1,245	1,321
	Equinix, Inc. 0.25% 3/15/2027	7,155	7,015
	Equinix, Inc. 1.00% 3/15/2033	1,290	1,101
	Estonia (Republic of) 4.00% 10/12/2032	1,010	1,126
	Estonia (Republic of) 3.25% 1/17/2034	1,290	1,345
	Eurobank Ergasias Services and Holdings SA 10.00% 12/6/2032 (5-year EUR Mid-Swap + 7.588% on 12/6/2027)[1]	18,500	22,611
	Eurobank Ergasias Services and Holdings SA 6.25% 4/25/2034 (5-year EUR Mid-Swap + 3.707% on 4/25/2029)[1]	6,100	6,672
	Eurobank SA 4.875% 4/30/2031 (5-year EUR Mid-Swap + 2.165% on 4/30/2030)[1]	1,650	1,774
	European Financial Stability Facility 0.40% 2/17/2025	26,000	27,318
	European Investment Bank 0% 1/14/2031	2,020	1,793
	European Investment Bank 0.25% 1/20/2032	39,400	34,630
	European Investment Bank 1.50% 6/15/2032	6,160	5,930
	European Union 0% 11/4/2025	350	360
	European Union 0% 3/4/2026	3,590	3,657
	European Union 0.25% 10/22/2026	4,945	4,978
	European Union 2.875% 12/6/2027	4,860	5,184
	European Union 0% 6/2/2028	19,680	18,835
	European Union 0% 10/4/2028	800	757
	European Union 3.125% 12/5/2028	650	700
	European Union 3.125% 12/4/2030	1,160	1,251
	European Union 0% 7/4/2031	4,680	4,081
	European Union 3.00% 12/4/2034	2,518	2,658
	European Union 0% 7/4/2035	1,355	1,035
	European Union 0.20% 6/4/2036	11,650	8,854
	European Union 3.375% 10/4/2039	10,870	11,585
	European Union 2.625% 2/4/2048	400	371
	European Union 3.375% 10/5/2054	3,790	3,925
	Evonik Industries AG 1.375% 9/2/2081 (5-year EUR Mid-Swap + 1.836% on 12/2/2026)[1]	2,100	2,074
	Ford Motor Credit Co., LLC 5.125% 2/20/2029	640	712
	Ford Motor Credit Co., LLC 4.445% 2/14/2030	1,200	1,295
	French Republic O.A.T. 0% 2/25/2027	2,000	1,977
	French Republic O.A.T. 0% 11/25/2030	75,900	67,076
	French Republic O.A.T. 2.00% 11/25/2032	13,335	13,071
	French Republic O.A.T. 3.00% 5/25/2033	5,170	5,451
	French Republic O.A.T. 3.50% 11/25/2033	4,430	4,841
	French Republic O.A.T. 1.25% 5/25/2034	300	267
	French Republic O.A.T. 3.00% 11/25/2034	27,500	28,682
	French Republic O.A.T. 0.50% 5/25/2040	7,100	4,843
	French Republic O.A.T. 0.75% 5/25/2052	21,080	11,299
	French Republic O.A.T. 3.00% 5/25/2054	450	420
	French Republic O.A.T. 1.75% 5/25/2066	290	191
	Germany (Federal Republic of) 2.50% 3/13/2025	40,550	43,187
	Germany (Federal Republic of) 0% 10/9/2026	1,500	1,512
	Germany (Federal Republic of) 0.25% 2/15/2027	7,735	7,796
	Germany (Federal Republic of) 0% 4/16/2027	5	5
	Germany (Federal Republic of) 0% 11/15/2027	21,250	20,917
	Germany (Federal Republic of) 2.10% 4/12/2029	24,600	25,913
	Germany (Federal Republic of) 2.10% 11/15/2029	17,731	18,658
	Germany (Federal Republic of) 1.70% 8/15/2032	29,170	29,614
	Germany (Federal Republic of) 2.30% 2/15/2033	2,000	2,119
	Germany (Federal Republic of) 2.20% 2/15/2034	12,890	13,478
	Germany (Federal Republic of) 0% 8/15/2050	25,740	13,957
	Germany (Federal Republic of) 0% 8/15/2050	260	141
	Germany (Federal Republic of) 2.50% 8/15/2054	1,000	1,032

2	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	Greece (Hellenic Republic of) 3.875% 6/15/2028	EUR78,490	$86,209
	Greece (Hellenic Republic of) 1.50% 6/18/2030	4,320	4,166
	Greece (Hellenic Republic of) 0.75% 6/18/2031	4,200	3,765
	Greece (Hellenic Republic of) 4.25% 6/15/2033	4,440	4,987
	Greece (Hellenic Republic of) 4.125% 6/15/2054	970	1,002
	Grifols SA 7.50% 5/1/2030[3]	460	493
	Honeywell International, Inc. 3.375% 3/1/2030	1,500	1,591
	Honeywell International, Inc. 0.75% 3/10/2032	1,990	1,734
	Honeywell International, Inc. 3.75% 3/1/2036	1,000	1,055
	Hungary (Republic of) 4.00% 7/25/2029	390	414
	ING Groep NV 5.25% 11/14/2033 (3-month EUR-EURIBOR + 2.15% on 11/14/2032)[1]	6,100	7,143
	Intesa Sanpaolo SpA 5.625% 3/8/2033	3,000	3,518
	Ireland (Republic of) 0.20% 5/15/2027	30	30
	Ireland (Republic of) 0.20% 10/18/2030	8,320	7,611
	Ireland (Republic of) 0% 10/18/2031	23,290	20,363
	Ireland (Republic of) 1.30% 5/15/2033	2,480	2,334
	Ireland (Republic of) 2.60% 10/18/2034	11,380	11,821
	Ireland (Republic of) 3.00% 10/18/2043	13,990	14,569
	Ireland (Republic of) 1.50% 5/15/2050	3,290	2,466
	Italy (Republic of) 0.85% 1/15/2027	11,945	12,017
	Italy (Republic of) 2.80% 12/1/2028	28,044	29,251
	Italy (Republic of) 1.35% 4/1/2030	690	653
	Italy (Republic of) 1.65% 12/1/2030	10,580	10,024
	Italy (Republic of) 0.90% 4/1/2031	45,390	40,558
	Italy (Republic of) 4.20% 3/1/2034	73,873	80,391
	Italy (Republic of) 1.45% 3/1/2036	1,040	841
	Italy (Republic of) 1.80% 3/1/2041	38,960	29,231
	Italy (Republic of) 4.45% 9/1/2043	1,770	1,891
	Italy (Republic of) 2.15% 9/1/2052	850	580
	Italy (Republic of) 4.50% 10/1/2053	350	371
	KfW 0.125% 6/30/2025	4,585	4,758
	Lithuania (Republic of) 3.50% 7/3/2031	6,825	7,258
	Lithuania (Republic of) 3.875% 6/14/2033	2,000	2,189
	Lithuania (Republic of) 3.50% 2/13/2034	7,040	7,457
	Luxembourg (Grand Duchy of) 0% 9/14/2032	271	229
	Magyar Export-Import Bank 6.00% 5/16/2029	3,130	3,530
	Mastercard, Inc. 1.00% 2/22/2029	2,150	2,095
	McDonalds Corp. 4.00% 3/7/2030[2]	1,100	1,208
	Medtronic Global Holdings SCA 1.125% 3/7/2027	2,020	2,041
	Medtronic Global Holdings SCA 1.00% 7/2/2031	7,720	7,046
	Medtronic Global Holdings SCA 1.375% 10/15/2040	1,095	822
	Morgan Stanley 2.103% 5/8/2026 (3-month EUR-EURIBOR + 0.904% on 5/8/2025)[1]	4,740	5,005
	Morgan Stanley 5.148% 1/25/2034 (3-month EUR-EURIBOR + 1.954% on 1/25/2033)[1]	6,093	7,085
	Morgan Stanley 3.955% 3/21/2035 (3-month EUR-EURIBOR + 1.242% on 3/21/2034)[1]	4,737	5,046
	Nasdaq, Inc. 4.50% 2/15/2032	1,880	2,107
	National Bank of Greece SA 8.00% 1/3/2034 (5-year EUR-ICE Swap EURIBOR + 4.646% on 1/3/2029)[1]	7,625	9,013
	NatWest Group PLC 0.78% 2/26/2030 (3-month EUR-EURIBOR + 0.949% on 2/26/2029)[1]	8,365	7,792
	NatWest Group PLC 1.043% 9/14/2032 (5-year EUR Mid-Swap + 1.27% on 9/14/2027)[1]	1,190	1,149
	Orange 2.00% 1/15/2029	400	405
	Orange 0.75% 6/29/2034	900	740
	Orange 3.875% 9/11/2035	3,300	3,617
	Philip Morris International, Inc. 3.75% 1/15/2031	3,780	4,022
	Philip Morris International, Inc. 0.80% 8/1/2031	4,800	4,200
	Philippines (Republic of) 0.70% 2/3/2029	3,480	3,254
	Portugal Republic 3.625% 6/12/2054	700	724
	Portuguese Republic 2.125% 10/17/2028	2,280	2,379
	Portuguese Republic 1.95% 6/15/2029	60	62
	Portuguese Republic 0.475% 10/18/2030	9,770	9,044
	Portuguese Republic 1.65% 7/16/2032	960	929
	Portuguese Republic 2.875% 10/20/2034	9,140	9,486
	Portuguese Republic 3.50% 6/18/2038	21,170	22,700
	Portuguese Republic 1.15% 4/11/2042	830	610
	Portuguese Republic 1.00% 4/12/2052	540	310
	Prologis Euro Finance, LLC 4.625% 5/23/2033	250	279

Capital World Bond Fund	3

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Euros (continued)
	Prologis Euro Finance, LLC 4.25% 1/31/2043	EUR1,600	$1,682
	Public Storage Operating Co. 0.50% 9/9/2030	2,490	2,211
	Quebec (Province of) 0.25% 5/5/2031	5,980	5,273
	Quebec (Province of) 0.50% 1/25/2032	9,030	7,946
	Romania 3.624% 5/26/2030	4,599	4,536
	Romania 5.375% 3/22/2031	2,839	3,023
	Romania 5.625% 5/30/2037	1,975	2,043
	Senegal (Republic of) 5.375% 6/8/2037	825	645
	Slovak Republic 3.75% 3/6/2034	4,118	4,423
	Spain (Kingdom of) 2.75% 10/31/2024	17,030	18,190
	Spain (Kingdom of) 0% 1/31/2027	14,425	14,281
	Spain (Kingdom of) 0.80% 7/30/2027	13,890	13,906
	Spain (Kingdom of) 0% 1/31/2028	5,780	5,561
	Spain (Kingdom of) 1.40% 7/30/2028	6,735	6,773
	Spain (Kingdom of) 1.45% 4/30/2029	10,215	10,181
	Spain (Kingdom of) 1.25% 10/31/2030	2,762	2,648
	Spain (Kingdom of) 0.50% 10/31/2031	5,903	5,240
	Spain (Kingdom of) 0.70% 4/30/2032	4,145	3,685
	Spain (Kingdom of) 3.15% 4/30/2033	9,330	9,892
	Spain (Kingdom of) 3.55% 10/31/2033	36,291	39,533
	Spain (Kingdom of) 3.25% 4/30/2034	15,800	16,757
	Spain (Kingdom of) 3.45% 10/31/2034	2,920	3,136
	Spain (Kingdom of) 1.85% 7/30/2035	260	238
	Spain (Kingdom of) 3.90% 7/30/2039	7,646	8,361
	Spain (Kingdom of) 2.70% 10/31/2048	4,700	4,106
	Spain (Kingdom of) 1.00% 10/31/2050	1,000	569
	Spain (Kingdom of) 1.90% 10/31/2052	30	21
	State Grid Overseas Investment (2016), Ltd. 1.375% 5/2/2025	2,050	2,151
	State Grid Overseas Investment (2016), Ltd. 2.125% 5/2/2030	800	801
	Stryker Corp. 0.25% 12/3/2024	2,580	2,721
	Stryker Corp. 0.75% 3/1/2029	5,230	4,951
	Stryker Corp. 1.00% 12/3/2031	2,410	2,153
	Takeda Pharmaceutical Co., Ltd. 0.75% 7/9/2027	3,230	3,197
	Telefonica Emisiones SAU 4.055% 1/24/2036	1,700	1,816
	TenneT Holding BV 5.25% junior subordinated perpetual bonds (5-year EUR-ICE Swap EURIBOR + 1.947% on 6/21/2029)[1]	2,515	2,682
	Thermo Fisher Scientific (Finance I) BV 0.80% 10/18/2030	913	837
	Thermo Fisher Scientific (Finance I) BV 1.625% 10/18/2041	530	407
	T-Mobile USA, Inc. 3.70% 5/8/2032	2,660	2,856
	T-Mobile USA, Inc. 3.85% 5/8/2036	1,400	1,490
	Ukraine 4.375% 1/27/2032[4]	12,475	3,552
	Veralto Corp. 4.15% 9/19/2031[2]	1,000	1,086
	Verizon Communications, Inc. 1.25% 4/8/2030	6,000	5,675
	Verizon Communications, Inc. 4.25% 10/31/2030	470	522
	Verizon Communications, Inc. 3.50% 6/28/2032	510	541
	Verizon Communications, Inc. 4.75% 10/31/2034	1,760	2,039
	Verizon Communications, Inc. 3.75% 2/28/2036	790	837
	Visa, Inc. 2.00% 6/15/2029	2,430	2,464
	Wellcome Trust, Ltd. (The) 1.125% 1/21/2027	3,000	3,053
	Zurich Finance Ireland DAC, junior subordinated, 1.875% 9/17/2050 (3-month EUR-EURIBOR + 2.95% on 9/17/2050)[1]	1,000	940
			1,590,121

Japanese yen 4.48%
	Indonesia (Republic of) 0.57% 5/27/2026	JPY700,000	4,323
	Indonesia (Republic of), Series 31, 0.99% 5/27/2027	1,700,000	10,558
	Indonesia (Republic of), Series 32, 1.33% 5/25/2029	2,000,000	12,370
	Japan, Series 338, 0.40% 3/20/2025	1,569,950	9,777
	Japan, Series 341, 0.30% 12/20/2025	2,274,300	14,148
	Japan, Series 346, 0.10% 3/20/2027	2,907,900	17,942
	Japan, Series 347, 0.10% 6/20/2027	1,000,000	6,163
	Japan, Series 352, 0.10% 9/20/2028	3,088,950	18,876
	Japan, Series 164, 0.20% 12/20/2028	236,850	1,450
	Japan, Series 26, 0.005% 3/10/2031[5]	2,580,583	17,154
	Japan, Series 362, 0.10% 3/20/2031	4,063,250	24,240
	Japan, Series 363, 0.10% 6/20/2031	850,000	5,054
	Japan, Series 374, 0.80% 3/20/2034	500,000	3,039
	Japan, Series 152, 1.20% 3/20/2035	6,723,300	41,976

4	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
Japanese yen (continued)
	Japan, Series 161, 0.60% 6/20/2037	JPY1,705,300	$9,642
	Japan, Series 162, 0.60% 9/20/2037	10,420,000	58,656
	Japan, Series 173, 0.40% 6/20/2040	462,750	2,388
	Japan, Series 176, 0.50% 3/20/2041	741,900	3,837
	Japan, Series 182, 1.10% 9/20/2042	4,065,000	22,708
	Japan, Series 185, 1.10% 6/20/2043	1,697,950	9,380
	Japan, Series 186, 1.50% 9/20/2043	9,259,800	54,657
	Japan, Series 187, 1.30% 12/20/2043	523,600	2,980
	Japan, Series 188, 1.60% 3/20/2044	500,000	2,985
	Japan, Series 53, 0.60% 12/20/2046	971,800	4,559
	Japan, Series 37, 0.60% 6/20/2050	5,218,850	22,886
	Japan, Series 70, 0.70% 3/20/2051	2,521,150	11,232
	Japan, Series 73, 0.70% 12/20/2051	6,733,600	29,619
	Japan, Series 74, 1.00% 3/20/2052	1,353,400	6,450
	Japan, Series 76, 1.40% 9/20/2052	105,000	552
	Japan, Series 77, 1.60% 12/20/2052	1,516,250	8,348
	Japan, Series 79, 1.20% 6/20/2053	888,200	4,413
	Japan, Series 81, 1.60% 12/20/2053	605,650	3,315
			445,677

Chinese yuan renminbi 4.47%
	China (People’s Republic of), Series INBK, 2.26% 2/24/2025	CNY13,290	1,838
	China (People’s Republic of), Series INBK, 1.99% 4/9/2025	20,000	2,761
	China (People’s Republic of), Series INBK, 2.69% 8/12/2026	99,400	13,958
	China (People’s Republic of), Series INBK, 2.48% 4/15/2027	8,300	1,163
	China (People’s Republic of), Series INBK, 2.55% 10/15/2028	97,310	13,711
	China (People’s Republic of), Series 1906, 3.29% 5/23/2029	142,000	20,814
	China (People’s Republic of), Series 1915, 3.13% 11/21/2029	75,090	10,936
	China (People’s Republic of), Series INBK, 3.02% 5/27/2031	18,000	2,621
	China (People’s Republic of), Series INBK, 2.75% 2/17/2032	401,350	57,428
	China (People’s Republic of), Series INBK, 2.88% 2/25/2033	146,680	21,220
	China (People’s Republic of), Series INBK, 2.67% 11/25/2033	13,000	1,850
	China (People’s Republic of), Series 1910, 3.86% 7/22/2049	487,280	84,468
	China (People’s Republic of), Series INBK, 3.39% 3/16/2050	16,400	2,637
	China (People’s Republic of), Series INBK, 3.81% 9/14/2050	338,630	58,300
	China (People’s Republic of), Series INBK, 3.72% 4/12/2051	12,000	2,044
	China (People’s Republic of), Series INBK, 3.53% 10/18/2051	237,360	39,323
	China (People’s Republic of), Series INBK, 3.32% 4/15/2052	3,790	607
	China (People’s Republic of), Series INBK, 3.12% 10/25/2052	275,230	42,654
	China (People’s Republic of), Series INBK, 3.19% 4/15/2053	28,600	4,522
	China (People’s Republic of), Series INBK, 3.00% 10/15/2053	31,380	4,824
	China Development Bank Corp., Series 2008, 2.89% 6/22/2025	258,050	35,927
	China Development Bank Corp., Series 1904, 3.68% 2/26/2026	43,430	6,156
	China Development Bank Corp., Series 1909, 3.50% 8/13/2026	48,800	6,941
	China Development Bank Corp., Series 2004, 3.43% 1/14/2027	57,380	8,192
			444,895

British pounds 3.22%
	Abertis Infraestructuras, SA 3.375% 11/27/2026	GBP4,500	5,422
	Asian Development Bank 1.125% 6/10/2025	2,860	3,490
	Fiserv, Inc. 2.25% 7/1/2025	150	184
	Ford Motor Credit Co., LLC 5.625% 10/9/2028	1,400	1,772
	HSBC Holdings PLC 3.00% 5/29/2030 (1-year EUR Annual (vs. 6-month GBP-LIBOR) + 1.77% on 5/29/2029)[1]	5,605	6,373
	KfW 1.125% 7/4/2025	6,625	8,064
	Lloyds Bank PLC 7.625% 4/22/2025	450	578
	Quebec (Province of) 2.25% 9/15/2026	18,480	22,123
	United Kingdom 0.625% 6/7/2025	2,100	2,558
	United Kingdom 1.25% 7/22/2027	32,290	37,480
	United Kingdom 4.25% 12/7/2027	9,590	12,173
	United Kingdom 4.50% 6/7/2028	6,190	7,915
	United Kingdom 1.625% 10/22/2028	20,610	23,630
	United Kingdom 0.50% 1/31/2029	2,550	2,752
	United Kingdom 0.875% 10/22/2029	660	712
	United Kingdom 0.25% 7/31/2031	38,820	37,760
	United Kingdom 1.00% 1/31/2032	45,590	46,201
	United Kingdom 4.25% 6/7/2032	15,540	19,912
	United Kingdom 3.25% 1/31/2033	6,690	7,927

Capital World Bond Fund	5

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
British pounds (continued)
	United Kingdom 4.625% 1/31/2034	GBP550	$719
	United Kingdom 0.625% 7/31/2035	1,708	1,475
	United Kingdom 3.75% 1/29/2038	1,800	2,127
	United Kingdom 1.25% 7/31/2051	24,550	15,005
	United Kingdom 3.75% 10/22/2053	2,700	2,921
	United Kingdom 4.375% 7/31/2054	40,710	49,079
	United Kingdom 1.125% 10/22/2073	1,680	767
	Vodafone Group PLC 5.625% 12/4/2025	540	685
	Volkswagen International Finance NV 3.375% 11/16/2026	700	846
			320,650

Brazilian reais 2.43%
	Brazil (Federative Republic of) 0% 7/1/2024	BRL6,000	1,073
	Brazil (Federative Republic of) 0% 1/1/2025	111,656	18,976
	Brazil (Federative Republic of) 0% 4/1/2025	760,000	125,574
	Brazil (Federative Republic of) 0% 7/1/2025	4,682	753
	Brazil (Federative Republic of) 10.00% 1/1/2027	6,665	1,147
	Brazil (Federative Republic of) 10.00% 1/1/2029	252,400	42,021
	Brazil (Federative Republic of) 10.00% 1/1/2031	111,485	18,024
	Brazil (Federative Republic of) 10.00% 1/1/2033	13,700	2,176
	Brazil (Federative Republic of) 6.00% 8/15/2040[5]	11,686	2,014
	Brazil (Federative Republic of) 6.00% 8/15/2050[5]	168,053	28,339
	Brazil (Federative Republic of) 6.00% 8/15/2060[5]	11,686	1,964
			242,061

Mexican pesos 2.08%
	América Móvil, SAB de CV 10.125% 1/22/2029	MXN149,350	7,948
	América Móvil, SAB de CV 9.50% 1/27/2031	796,740	40,719
	América Móvil, SAB de CV 8.46% 12/18/2036	15,000	689
	Petroleos Mexicanos 7.19% 9/12/2024	483,701	26,137
	United Mexican States, Series M, 7.50% 6/3/2027	1,700	86
	United Mexican States, Series M20, 8.50% 5/31/2029	58,880	3,031
	United Mexican States, Series M, 7.75% 5/29/2031	304,296	14,839
	United Mexican States, Series S, 2.75% 11/27/2031[5]	24,392	1,117
	United Mexican States, Series M, 7.50% 5/26/2033	23,000	1,083
	United Mexican States, Series M, 7.75% 11/23/2034	796,000	37,475
	United Mexican States, Series M30, 10.00% 11/20/2036	16,220	893
	United Mexican States, Series M, 7.75% 11/13/2042	22,750	1,003
	United Mexican States, Series M, 8.00% 11/7/2047	59,471	2,657
	United Mexican States, Series M, 8.00% 7/31/2053	1,351,210	59,675
	United Mexican States, Series S, 4.00% 10/29/2054[5]	218,704	10,012
			207,364

Canadian dollars 1.52%
	Canada 3.00% 11/1/2024	CAD59,500	43,246
	Canada 3.50% 3/1/2028	129,139	94,093
	Canada 2.75% 12/1/2048	22,100	14,356
			151,695

Australian dollars 1.52%
	Australia (Commonwealth of) 0.25% 11/21/2025	AUD7,202	4,546
	Australia (Commonwealth of), Series 157, 1.50% 6/21/2031	20,000	11,198
	Australia (Commonwealth of), Series 166, 3.00% 11/21/2033	4,849	2,913
	Australia (Commonwealth of), Series 167, 3.75% 5/21/2034	36,250	23,104
	New South Wales Treasury Corp. 4.75% 2/20/2035	79,650	51,601
	New South Wales Treasury Corp. 4.25% 2/20/2036	94,633	57,804
	Suncorp Group, Ltd. (3-month AUD-BBSW + 2.65%) 6.999% 12/1/2038[6]	450	310
			151,476

South Korean won 1.28%
	South Korea (Republic of), Series 2712, 2.375% 12/10/2027	KRW28,587,150	20,216
	South Korea (Republic of), Series 3106, 2.00% 6/10/2031	19,508,450	13,091
	South Korea (Republic of), Series 3212, 4.25% 12/10/2032	117,729,040	91,778
	South Korea (Republic of), Series 6809, 2.00% 9/10/2068	4,700,000	2,450
			127,535

6	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Indonesian rupiah 1.15%
	Indonesia (Republic of), Series 59, 7.00% 5/15/2027	IDR36,970,000	$2,281
	Indonesia (Republic of), Series 64, 6.125% 5/15/2028	139,394,000	8,330
	Indonesia (Republic of), Series 95, 6.375% 8/15/2028	240,564,000	14,466
	Indonesia (Republic of), Series 71, 9.00% 3/15/2029	170,772,000	11,279
	Indonesia (Republic of), Series 101, 6.875% 4/15/2029	40,000,000	2,438
	Indonesia (Republic of), Series 78, 8.25% 5/15/2029	89,342,000	5,737
	Indonesia (Republic of), Series 91, 6.375% 4/15/2032	60,014,000	3,530
	Indonesia (Republic of), Series 96, 7.00% 2/15/2033	663,404,000	40,343
	Indonesia (Republic of), Series 100, 6.625% 2/15/2034	153,527,000	9,100
	Indonesia (Republic of), Series 68, 8.375% 3/15/2034	143,268,000	9,560
	Indonesia (Republic of), Series 72, 8.25% 5/15/2036	3,919,000	262
	Indonesia (Republic of), Series 98, 7.125% 6/15/2038	15,000,000	918
	Indonesia (Republic of), Series 79, 8.375% 4/15/2039	43,000,000	2,932
	Indonesia (Republic of), Series 92, 7.125% 6/15/2042	55,300,000	3,373
			114,549

Norwegian kroner 0.62%
	Norway (Kingdom of) 1.75% 9/6/2029	NOK164,470	14,060
	Norway (Kingdom of) 2.125% 5/18/2032	18,660	1,570
	Norway (Kingdom of) 3.625% 4/13/2034	489,550	45,957
			61,587

Indian rupees 0.56%
	Asian Development Bank 6.20% 10/6/2026	INR99,400	1,176
	Asian Development Bank 6.72% 2/8/2028	918,700	10,999
	European Bank for Reconstruction and Development 5.00% 1/15/2026	365,300	4,274
	European Bank for Reconstruction and Development 5.25% 1/12/2027	516,700	5,917
	European Bank for Reconstruction and Development 6.30% 10/26/2027	215,800	2,541
	India (Republic of) 7.18% 8/14/2033	74,040	896
	Inter-American Development Bank 7.00% 1/25/2029	1,421,000	16,967
	Inter-American Development Bank 7.35% 10/6/2030	50,000	608
	International Bank for Reconstruction and Development 6.75% 9/8/2027	874,900	10,400
	International Bank for Reconstruction and Development 6.85% 4/24/2028	207,000	2,470
			56,248

Danish kroner 0.55%
	Nykredit Realkredit AS, Series 01E, 2.00% 7/1/2037[7]	DKK14,389	1,930
	Nykredit Realkredit AS, Series 01E, 1.50% 10/1/2040[7]	89,022	11,274
	Nykredit Realkredit AS, Series 01E, 0.50% 10/1/2043[7]	220,279	25,179
	Nykredit Realkredit AS, Series 01E, 2.50% 10/1/2047[7]	6,930	913
	Nykredit Realkredit AS, Series CCE, 1.00% 10/1/2050[7]	50,257	5,517
	Nykredit Realkredit AS, Series 01E, 1.00% 10/1/2053[7]	70,087	7,604
	Realkredit Danmark AS 1.00% 10/1/2053[7]	19,125	2,078
			54,495

Israeli shekels 0.49%
	Israel (State of) 3.75% 2/28/2029	ILS7,755	1,990
	Israel (State of) 1.30% 4/30/2032	159,662	32,701
	Israel (State of) 4.00% 3/30/2035	56,360	13,779
			48,470

Turkish lira 0.29%
	Turkey (Republic of) 12.60% 10/1/2025	TRY1,043,347	24,107
	Turkey (Republic of) 17.30% 7/19/2028	193,681	4,448
			28,555

New Zealand dollars 0.27%
	New Zealand 4.50% 5/15/2030	NZD43,896	26,690
	New Zealand 2.00% 5/15/2032	1,350	682
			27,372

Capital World Bond Fund	7

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

South African rand 0.25%
	South Africa (Republic of), Series R-2030, 8.00% 1/31/2030	ZAR11,548	$583
	South Africa (Republic of), Series R-2032, 8.25% 3/31/2032	30,852	1,479
	South Africa (Republic of), Series R-2035, 8.875% 2/28/2035	49,200	2,290
	South Africa (Republic of), Series R-2040, 9.00% 1/31/2040	19,945	864
	South Africa (Republic of), Series R-214, 6.50% 2/28/2041	311,065	10,457
	South Africa (Republic of), Series R-2048, 8.75% 2/28/2048	215,800	8,861
			24,534

Polish zloty 0.22%
	Poland (Republic of), Series 1029, 2.75% 10/25/2029	PLN26,990	5,884
	Poland (Republic of), Series 1030, 1.25% 10/25/2030	8,296	1,602
	Poland (Republic of), Series 0432, 1.75% 4/25/2032	14,055	2,657
	Poland (Republic of), Series 1033, 6.00% 10/25/2033	44,930	11,437
			21,580

Malaysian ringgits 0.15%
	Malaysia (Federation of), Series 0120, 3.422% 9/30/2027	MYR5,643	1,192
	Malaysia (Federation of), Series 0417, 3.899% 11/16/2027	17,000	3,643
	Malaysia (Federation of), Series 0218, 4.369% 10/31/2028	7,982	1,741
	Malaysia (Federation of), Series 0220, 2.632% 4/15/2031	4,526	893
	Malaysia (Federation of), Series 0317, 4.762% 4/7/2037	10,244	2,337
	Malaysia (Federation of), Series 0219, 4.467% 9/15/2039	8,000	1,785
	Malaysia (Federation of), Series 0519, 3.757% 5/22/2040	10,030	2,052
	Malaysia (Federation of), Series 0221, 4.417% 9/30/2041	1,281	283
	Malaysia (Federation of), Series 0120, 4.065% 6/15/2050	2,081	431
	Malaysia (Federation of), Series 0123, 4.457% 3/31/2053	3,500	770
			15,127

Thai baht 0.12%
	Thailand (Kingdom of) 2.125% 12/17/2026	THB111,000	3,007
	Thailand (Kingdom of) 3.65% 6/20/2031	108,200	3,146
	Thailand (Kingdom of) 3.775% 6/25/2032	21,271	627
	Thailand (Kingdom of) 3.35% 6/17/2033	30,000	860
	Thailand (Kingdom of) 1.60% 6/17/2035	9,408	228
	Thailand (Kingdom of) 1.585% 12/17/2035	65,000	1,564
	Thailand (Kingdom of) 3.30% 6/17/2038	31,173	885
	Thailand (Kingdom of) 2.00% 6/17/2042	12,988	298
	Thailand (Kingdom of) 3.45% 6/17/2043	53,524	1,500
			12,115

Colombian pesos 0.10%
	Colombia (Republic of), Series B, 7.00% 3/26/2031	COP25,925,800	5,262
	Colombia (Republic of), Series B, 7.00% 6/30/2032	643,700	126
	Colombia (Republic of), Series B, 13.25% 2/9/2033	4,080,800	1,119
	Colombia (Republic of), Series B, 7.25% 10/18/2034	1,857,100	352
	Findeter SA 7.875% 8/12/2024	12,665,000	3,068
			9,927

Czech korunas 0.09%
	Czech Republic 0.95% 5/15/2030	CZK16,140	581
	Czech Republic 1.20% 3/13/2031	43,030	1,538
	Czech Republic 1.75% 6/23/2032	15,900	574
	Czech Republic 4.90% 4/14/2034	120,810	5,461
	Czech Republic 1.95% 7/30/2037	19,510	646
			8,800

Chilean pesos 0.07%
	Chile (Republic of) 1.90% 9/1/2030[5]	CLP1,127,268	1,128
	Chile (Republic of) 6.00% 4/1/2033	4,520,000	4,778
	Chile (Republic of) 5.30% 11/1/2037	790,000	775
			6,681

Romanian leu 0.05%
	Romania 4.75% 2/24/2025	RON11,740	2,505
	Romania 3.65% 7/28/2025	6,530	1,373
	Romania 4.75% 10/11/2034	4,135	754
			4,632

8	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)

Hungarian forints 0.03%
	Hungary (Republic of), Series A, 6.75% 10/22/2028	HUF729,240	$1,983
	Hungary (Republic of) 2.00% 5/23/2029	308,090	677
	Hungary (Republic of), Series 32-A, 4.75% 11/24/2032	247,600	586
			3,246

Dominican pesos 0.01%
	Dominican Republic 10.75% 6/1/2036	DOP66,350	1,146

Kazakhstani tenge 0.01%
	Development Bank of Kazakhstan JSC 10.95% 5/6/2026	KZT500,000	998

Peruvian nuevos soles 0.01%
	Peru (Republic of) 5.40% 8/12/2034	PEN1,226	281
	Peru (Republic of) 6.90% 8/12/2037	907	226
			507

Ukrainian hryvnia 0.00%
	Ukraine 19.50% 1/15/2025	UAH4,515	91

U.S. dollars 49.27%
	3R Lux SARL 9.75% 2/5/2031[8]	USD10,775	11,316
	3R Lux SARL 9.75% 2/5/2031	9,145	9,604
	AAR Escrow Issuer, LLC 6.75% 3/15/2029[8]	167	170
	AbbVie, Inc. 5.05% 3/15/2034	14,456	14,419
	AbbVie, Inc. 5.40% 3/15/2054	5,953	5,891
	Abu Dhabi Crude Oil Pipeline, LLC 4.60% 11/2/2047	3,000	2,693
	ACHV ABS Trust, Series 2023-4CP, Class B, 7.24% 11/25/2030[7,8]	4,934	4,962
	Adobe, Inc. 2.15% 2/1/2027	6,134	5,723
	Aegea Finance SARL 9.00% 1/20/2031[8]	375	390
	AEP Transmission Co., LLC 5.15% 4/1/2034	1,800	1,761
	Aeropuerto Internacional de Tocumen, SA 5.125% 8/11/2061[8]	4,875	3,599
	Aeropuertos Dominicanos Siglo XXI, SA 7.00% 6/30/2034[8]	200	203
	Affirm, Inc., Series 2023-X1, Class A, 7.11% 11/15/2028[7,8]	1,047	1,051
	AG Issuer, LLC 6.25% 3/1/2028[8]	762	746
	AG TTMT Escrow Issuer, LLC 8.625% 9/30/2027[8]	512	531
	AIB Group PLC 5.871% 3/28/2035 (USD-SOFR + 1.91% on 3/28/2034)[1,8]	8,388	8,337
	Alfa Desarrollo SpA 4.55% 9/27/2051	2,396	1,801
	Alliance Resource Operating Partners, LP 8.625% 6/15/2029[8]	597	613
	Alliant Holdings Intermediate, LLC 6.75% 10/15/2027[8]	997	984
	Alliant Holdings Intermediate, LLC 5.875% 11/1/2029[8]	788	738
	Alliant Holdings Intermediate, LLC 7.00% 1/15/2031[8]	230	233
	Allied Universal Holdco, LLC 9.75% 7/15/2027[8]	795	791
	Allwyn Entertainment Financing (UK) PLC 7.875% 4/30/2029[8]	200	207
	Alta Equipment Group, Inc. 9.00% 6/1/2029[8]	225	209
	Altice France Holding SA 10.50% 5/15/2027[8]	240	96
	Altice France SA 5.125% 7/15/2029[8]	1,090	718
	Altice France SA 5.50% 10/15/2029[8]	510	337
	Amazon.com, Inc. 4.60% 12/1/2025	2,539	2,524
	Amazon.com, Inc. 3.45% 4/13/2029	661	627
	Amazon.com, Inc. 4.70% 12/1/2032	298	295
	Amazon.com, Inc. 3.875% 8/22/2037	375	331
	American Airlines, Inc. 8.50% 5/15/2029[8]	580	603
	American Credit Acceptance Receivables Trust, Series 2022-3, Class C, 4.86% 10/13/2028[7,8]	925	923
	American Express Co. 5.098% 2/16/2028 (USD-SOFR + 1.00% on 2/16/2027)[1]	1,450	1,444
	American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029)[1]	6,675	6,753
	American Express Co. 5.043% 5/1/2034 (USD-SOFR + 1.835% on 5/1/2033)[1]	4,550	4,452
	American International Group, Inc. 5.125% 3/27/2033	289	285
	American International Group, Inc. 4.375% 6/30/2050	1,773	1,470
	Amgen, Inc. 1.90% 2/21/2025	1,538	1,503
	Amgen, Inc. 2.20% 2/21/2027	1,179	1,094
	Amgen, Inc. 4.20% 3/1/2033	2,525	2,340
	Amgen, Inc. 5.25% 3/2/2033	15,884	15,846
	Amgen, Inc. 4.875% 3/1/2053	914	805
	Amgen, Inc. 5.65% 3/2/2053	11,995	11,821

Capital World Bond Fund	9

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	AmWINS Group, Inc. 6.375% 2/15/2029[8]	USD475	$477
	AmWINS Group, Inc. 4.875% 6/30/2029[8]	950	885
	Analog Devices, Inc. 2.10% 10/1/2031	331	274
	Analog Devices, Inc. 5.30% 4/1/2054	1,057	1,033
	Angola (Republic of) 9.50% 11/12/2025	27,279	27,740
	Angola (Republic of) 8.25% 5/9/2028	7,505	7,069
	Angola (Republic of) 9.125% 11/26/2049	3,600	2,961
	Anheuser-Busch InBev Worldwide, Inc. 5.55% 1/23/2049	511	515
	Anywhere Real Estate Group, LLC 5.75% 1/15/2029[8]	870	536
	Anywhere Real Estate Group, LLC 5.25% 4/15/2030[8]	435	260
	Aon Corp. 5.35% 2/28/2033	1,181	1,174
	Aon Corp. 3.90% 2/28/2052	1,000	741
	Aon North America, Inc. 5.30% 3/1/2031	250	249
	Aon North America, Inc. 5.45% 3/1/2034	1,250	1,245
	Aon North America, Inc. 5.75% 3/1/2054	1,084	1,061
	Aramark Services, Inc. 5.00% 4/1/2025[8]	130	129
	Aretec Group, Inc. 7.50% 4/1/2029[8]	1,475	1,423
	Aretec Group, Inc. 10.00% 8/15/2030[8]	740	806
	Argentine Republic 0.75% 7/9/2030 (1.75% on 7/9/2027)[1]	9,696	5,483
	Argentine Republic 3.625% 7/9/2035 (4.125% on 7/9/2024)[1]	4,190	1,765
	Aris Mining Corp. 6.875% 8/9/2026	3,700	3,482
	Asbury Automotive Group, Inc. 5.00% 2/15/2032[8]	800	725
	Ascent Resources Utica Holdings, LLC 8.25% 12/31/2028[8]	592	607
	Ascent Resources Utica Holdings, LLC 5.875% 6/30/2029[8]	100	98
	AssuredPartners, Inc. 5.625% 1/15/2029[8]	1,420	1,330
	AstraZeneca Finance, LLC 5.00% 2/26/2034	2,717	2,703
	AT&T, Inc. 2.25% 2/1/2032	5,900	4,788
	AT&T, Inc. 5.40% 2/15/2034	5,086	5,088
	AT&T, Inc. 3.50% 9/15/2053	547	372
	AthenaHealth Group, Inc. 6.50% 2/15/2030[8]	450	415
	ATI, Inc. 7.25% 8/15/2030	810	837
	Avis Budget Car Rental, LLC 4.75% 4/1/2028[8]	45	41
	Avis Budget Car Rental, LLC 8.00% 2/15/2031[8]	340	337
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class A, 5.20% 10/20/2027[7,8]	11,562	11,514
	Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-6, Class A, 5.81% 12/20/2029[7,8]	6,513	6,611
	Axiata SPV2 Berhad 2.163% 8/19/2030	251	211
	B&G Foods, Inc. 5.25% 4/1/2025	54	54
	B&G Foods, Inc. 5.25% 9/15/2027	940	872
	B&G Foods, Inc. 8.00% 9/15/2028[8]	315	321
	BAE Systems PLC 5.00% 3/26/2027[8]	4,000	3,972
	BAE Systems PLC 5.125% 3/26/2029[8]	2,723	2,712
	BAE Systems PLC 5.25% 3/26/2031[8]	1,704	1,700
	BAE Systems PLC 5.30% 3/26/2034[8]	1,774	1,758
	BAE Systems PLC 5.50% 3/26/2054[8]	384	376
	Baldwin Insurance Group Holdings, LLC 7.125% 5/15/2031[8]	115	116
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1]	9,880	8,761
	Bangkok Bank Public Co., Ltd. 3.733% 9/25/2034 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.90% on 9/25/2029)[1,8]	290	257
	Bank Commercial Mortgage Trust, Series 2023-5YR4, Class AS, 7.274% 12/15/2056[6,7]	1,412	1,491
	Bank of America Corp. 2.592% 4/29/2031 (USD-SOFR + 2.15% on 4/29/2030)[1]	4,016	3,473
	Bank of America Corp. 1.898% 7/23/2031 (USD-SOFR + 1.53% on 7/23/2030)[1]	5,580	4,598
	Bank of America Corp. 5.872% 9/15/2034 (USD-SOFR + 1.84% on 9/15/2033)[1]	6,806	7,004
	Bank of America Corp. 5.468% 1/23/2035 (3-month USD CME Term SOFR + 1.65% on 1/23/2034)[1]	4,655	4,652
	Bank of Ireland Group PLC 6.253% 9/16/2026 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.65% on 9/16/2025)[1,8]	350	352
	Bank of New York Mellon Corp. 5.188% 3/14/2035 (USD-SOFR + 1.418% on 3/14/2034)[1]	4,382	4,327
	Bank of Nova Scotia (The) 8.00% 1/27/2084 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.017% on 1/27/2029)[1]	5,800	6,004
	BAT Capital Corp. 3.215% 9/6/2026	2	2
	BAT Capital Corp. 3.557% 8/15/2027	1,500	1,425
	BAT Capital Corp. 3.462% 9/6/2029	5,900	5,377
	BAT Capital Corp. 6.421% 8/2/2033	1,288	1,347
	BAT Capital Corp. 7.079% 8/2/2043	2,250	2,373
	Bath & Body Works, Inc. 6.875% 11/1/2035	553	558

10	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Bath & Body Works, Inc. 6.75% 7/1/2036	USD455	$453
	Bausch + Lomb Corp., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.689% 5/10/2027[6,9]	366	363
	Bausch Health Americas, Inc. 9.25% 4/1/2026[8]	1,452	1,317
	Bausch Health Americas, Inc. 8.50% 1/31/2027[8]	485	338
	Bausch Health Companies, Inc. 5.50% 11/1/2025[8]	1,760	1,641
	Bausch Health Companies, Inc. 9.00% 12/15/2025[8]	375	340
	Bausch Health Companies, Inc. 5.75% 8/15/2027[8]	315	251
	Bausch Health Companies, Inc. 7.25% 5/30/2029[8]	700	365
	Bausch Health Companies, Inc. 5.25% 2/15/2031[8]	545	256
	Bausch Health Companies, Inc., Term Loan, (3-month USD CME Term SOFR + 5.25%) 10.694% 2/1/2027[6,9]	284	260
	Baxter International, Inc. 2.539% 2/1/2032	7,119	5,842
	Baytex Energy Corp. 7.375% 3/15/2032[8]	1,035	1,053
	BBVA Bancomer SA 8.45% 6/29/2038 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.661% on 6/29/2033)[1]	16,240	16,749
	Becton, Dickinson and Co. 4.874% 2/8/2029	4,200	4,169
	Becton, Dickinson and Co. 5.081% 6/7/2029	1,131	1,130
	Becton, Dickinson and Co. 5.11% 2/8/2034	1,400	1,380
	Benchmark Mortgage Trust, Series 2024-V5, Class AM, 6.417% 1/10/2057[7]	1,244	1,279
	Berkshire Hathaway Energy Co. 4.60% 5/1/2053	740	615
	Berkshire Hathaway Finance Corp. 2.875% 3/15/2032	114	100
	Bharti Airtel, Ltd. 4.375% 6/10/2025	200	198
	Bidvest Group (UK) PLC 3.625% 9/23/2026	3,160	2,952
	BIP-V Chinook Holdco, LLC 5.50% 6/15/2031[8]	815	773
	BlackRock Funding, Inc. 5.25% 3/14/2054	1,323	1,279
	Blackstone Holdings Finance Co., LLC 5.90% 11/3/2027[8]	1,485	1,516
	Block, Inc. 2.75% 6/1/2026	450	425
	Block, Inc. 6.50% 5/15/2032[8]	780	791
	Blue Racer Midstream, LLC 7.00% 7/15/2029[8]	80	82
	Blue Racer Midstream, LLC 7.25% 7/15/2032[8]	290	298
	BMW Finance NV 2.40% 8/14/2024[8]	3,000	2,988
	BMW US Capital, LLC 3.90% 4/9/2025[8]	2,500	2,470
	BMW US Capital, LLC 5.05% 8/11/2028[8]	1,500	1,501
	Boeing Co. 4.875% 5/1/2025	2,337	2,313
	Boeing Co. 2.75% 2/1/2026	9,126	8,676
	Boeing Co. 2.196% 2/4/2026	500	470
	Boeing Co. 2.70% 2/1/2027	2,020	1,863
	Boeing Co. 5.04% 5/1/2027	1,099	1,075
	Boeing Co. 5.15% 5/1/2030	421	404
	Boeing Co. 6.388% 5/1/2031[8]	700	713
	Boeing Co. 6.528% 5/1/2034[8]	2,978	3,051
	Boeing Co. 5.705% 5/1/2040	2,000	1,845
	Boeing Co. 5.805% 5/1/2050	1,858	1,676
	Boeing Co. 6.858% 5/1/2054[8]	451	463
	Boeing Co. 5.93% 5/1/2060	2,000	1,789
	Boeing Co. 7.008% 5/1/2064[8]	342	350
	Boost Newco Borrower, LLC 7.50% 1/15/2031[8]	125	130
	Borr IHC, Ltd. 10.00% 11/15/2028[8]	16,712	17,517
	Borr IHC, Ltd. 10.375% 11/15/2030[8]	6,386	6,695
	Boston Properties, LP 2.90% 3/15/2030	406	345
	Boston Properties, LP 3.25% 1/30/2031	173	146
	Boston Properties, LP 2.55% 4/1/2032	531	414
	Boston Properties, LP 2.45% 10/1/2033	117	87
	Boston Properties, LP 6.50% 1/15/2034	1,276	1,299
	Boston Scientific Corp. 4.70% 3/1/2049	119	106
	Boyd Gaming Corp. 4.75% 6/15/2031[8]	260	236
	Boyne USA, Inc. 4.75% 5/15/2029[8]	765	714
	BPCE SA 2.045% 10/19/2027 (USD-SOFR + 1.087% on 10/19/2026)[1,8]	7,500	6,888
	BPCE SA 6.714% 10/19/2029 (USD-SOFR + 2.27% on 10/19/2028)[1,8]	3,000	3,111
	Brand Industrial Services, Inc., Term Loan C, (3-month USD CME Term SOFR + 4.50%) 9.827% 8/1/2030[6,9]	174	174
	Braskem Idesa SAPI 7.45% 11/15/2029	28,120	22,917
	Braskem Netherlands Finance BV 4.50% 1/31/2030	13,867	11,735
	Braskem Netherlands Finance BV 8.50% 1/12/2031	29,912	30,576
	Braskem Netherlands Finance BV 8.50% 1/12/2031[8]	5,000	5,111
	Bristol-Myers Squibb Co. 5.20% 2/22/2034	19,789	19,756
	Bristol-Myers Squibb Co. 6.25% 11/15/2053	1,011	1,087
	Bristol-Myers Squibb Co. 5.55% 2/22/2054	1,940	1,914

Capital World Bond Fund	11

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	British Columbia (Province of) 4.20% 7/6/2033	USD8,014	$7,684
	Broadcom, Inc. 4.00% 4/15/2029[8]	6,163	5,874
	Broadcom, Inc. 4.75% 4/15/2029	1,950	1,924
	Broadcom, Inc. 3.419% 4/15/2033[8]	3,875	3,342
	Brookfield Property REIT, Inc. 5.75% 5/15/2026[8]	580	569
	Brookfield Property REIT, Inc. 4.50% 4/1/2027[8]	310	289
	Buffalo Energy Mexico Holdings 7.875% 2/15/2039[8]	9,064	9,426
	Burlington Northern Santa Fe, LLC 5.50% 3/15/2055	1,929	1,934
	BWX Technologies, Inc. 4.125% 4/15/2029[8]	510	471
	BX Trust, Series 2021-VOLT, Class A, (1-month USD CME Term SOFR + 0.814%) 6.143% 9/15/2036[6,7,8]	8,630	8,528
	BX Trust, Series 2021-ARIA, Class A, (1-month USD CME Term SOFR + 1.014%) 6.342% 10/15/2036[6,7,8]	6,464	6,389
	Caesars Entertainment, Inc. 4.625% 10/15/2029[8]	850	780
	Caesars Entertainment, Inc. 7.00% 2/15/2030[8]	979	1,001
	Caesars Entertainment, Inc. 6.50% 2/15/2032[8]	315	317
	CaixaBank, SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028)[1,8]	9,605	9,762
	CaixaBank, SA 6.84% 9/13/2034 (USD-SOFR + 2.77% on 9/13/2033)[1,8]	600	634
	CaixaBank, SA 6.037% 6/15/2035 (USD-SOFR + 2.26% on 9/15/2034)[1,8]	2,075	2,081
	California Resources Corp. 7.125% 2/1/2026[8]	820	823
	California Resources Corp. 8.25% 6/15/2029[8]	600	613
	Campbell Soup Co. 5.20% 3/21/2029	1,290	1,291
	Campbell Soup Co. 5.40% 3/21/2034	950	944
	Canadian Imperial Bank of Commerce 6.092% 10/3/2033	5,382	5,580
	Canadian National Railway Co. 5.85% 11/1/2033	725	767
	Canadian National Railway Co. 6.125% 11/1/2053	208	230
	Canadian Pacific Railway Co. 3.10% 12/2/2051	2,136	1,420
	CAN-PACK Spolka Akcyjna 3.875% 11/15/2029[8]	255	229
	Capital One Financial Corp. 6.377% 6/8/2034 (USD-SOFR + 2.86% on 6/8/2033)[1]	2,740	2,813
	Capital One Financial Corp. 6.051% 2/1/2035 (USD-SOFR + 2.26% on 2/1/2034)[1]	5,642	5,678
	Carnival Corp. 4.00% 8/1/2028[8]	375	352
	Carnival Corp. 6.00% 5/1/2029[8]	1,070	1,058
	Carrier Global Corp. 2.493% 2/15/2027	167	156
	Carrier Global Corp. 2.722% 2/15/2030	206	182
	Carrier Global Corp. 2.70% 2/15/2031	103	89
	Carrier Global Corp. 5.90% 3/15/2034	473	494
	Carrier Global Corp. 3.377% 4/5/2040	989	766
	Carrier Global Corp. 3.577% 4/5/2050	49	36
	Carrier Global Corp. 6.20% 3/15/2054	293	314
	Catalent Pharma Solutions, Inc. 5.00% 7/15/2027[8]	1,095	1,075
	Catalent Pharma Solutions, Inc. 3.50% 4/1/2030[8]	585	561
	Catalent Pharma Solutions, Inc., Term Loan B4, (3-month USD CME Term SOFR + 3.00%) 8.344% 2/22/2028[6,9]	116	116
	CCO Holdings, LLC 5.00% 2/1/2028[8]	250	234
	CCO Holdings, LLC 4.75% 3/1/2030[8]	495	429
	CCO Holdings, LLC 4.50% 8/15/2030[8]	388	329
	CCO Holdings, LLC 4.25% 2/1/2031[8]	920	752
	CCO Holdings, LLC 4.75% 2/1/2032[8]	650	533
	CCO Holdings, LLC 4.50% 6/1/2033[8]	725	571
	Celanese US Holdings, LLC 6.35% 11/15/2028	598	615
	Celanese US Holdings, LLC 6.55% 11/15/2030	327	342
	Celanese US Holdings, LLC 6.379% 7/15/2032	1,379	1,418
	Celanese US Holdings, LLC 6.70% 11/15/2033	627	659
	Cencora, Inc. 2.70% 3/15/2031	3,838	3,278
	Centene Corp. 2.50% 3/1/2031	1,650	1,355
	Centene Corp. 2.625% 8/1/2031	1,150	946
	Central Garden & Pet Co. 4.125% 10/15/2030	760	678
	Central Garden & Pet Co. 4.125% 4/30/2031[8]	300	265
	CFG Investments, Ltd., Series 2023-1, Class A, 8.56% 7/25/2034[7,8]	6,154	6,183
	Charter Communications Operating, LLC 2.30% 2/1/2032	2,900	2,238
	Charter Communications Operating, LLC 5.25% 4/1/2053	6,735	5,289
	Chesapeake Energy Corp. 5.875% 2/1/2029[8]	1,065	1,055
	Chesapeake Energy Corp. 6.75% 4/15/2029[8]	315	316
	Chevron Corp. 3.078% 5/11/2050	2,252	1,538
	Chile (Republic of) 2.75% 1/31/2027	200	188
	Chile (Republic of) 4.85% 1/22/2029	790	782
	Chile (Republic of) 4.34% 3/7/2042	715	618
	Chile (Republic of) 4.00% 1/31/2052	335	259

12	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	China Huaneng Group Co., Ltd., 5.85% perpetual contingent convertible bonds (3-year UST Yield Curve Rate T Note Constant Maturity + 3.775% on 7/5/2027)[1]	USD1,925	$1,927
	China Oil and Gas Group, Ltd. 4.70% 6/30/2026	35,951	33,072
	CHS / Community Health Systems, Inc. 5.625% 3/15/2027[8]	670	625
	CHS / Community Health Systems, Inc. 10.875% 1/15/2032[8]	170	177
	Chubb INA Holdings, LLC 5.00% 3/15/2034	902	893
	Cigna Group (The) 5.125% 5/15/2031	3,200	3,178
	Cigna Group (The) 5.25% 2/15/2034	2,500	2,466
	Cisco Systems, Inc. 4.95% 2/26/2031	3,000	2,998
	Cisco Systems, Inc. 5.05% 2/26/2034	4,550	4,548
	Cisco Systems, Inc. 5.30% 2/26/2054	412	404
	CITGO Petroleum Corp. 8.375% 1/15/2029[8]	385	397
	Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.572% 7/10/2028[6,7,8]	5,275	5,368
	Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040[6,7,8]	8,128	8,147
	Citigroup, Inc. 3.106% 4/8/2026 (USD-SOFR + 2.842% on 3/8/2026)[1]	5,990	5,870
	Citigroup, Inc. 5.827% 2/13/2035 (USD-SOFR + 2.056% on 2/13/2034)[1]	4,299	4,256
	Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029)[1]	8,660	8,635
	Citizens Financial Group, Inc. 6.645% 4/25/2035 (USD-SOFR + 2.325% on 4/25/2034)[1]	2,187	2,262
	Civitas Resources, Inc. 8.625% 11/1/2030[8]	55	59
	Civitas Resources, Inc. 8.75% 7/1/2031[8]	765	820
	CK Hutchison International (20), Ltd. 3.375% 5/8/2050	250	177
	CK Hutchison International (23), Ltd. 4.75% 4/21/2028[8]	330	326
	CK Hutchison International (24), Ltd. 5.50% 4/26/2034[8]	200	200
	Clarios Global, LP 8.50% 5/15/2027[8]	550	554
	Clarivate Science Holdings Corp. 4.875% 7/1/2029[8]	275	255
	Clean Harbors, Inc. 6.375% 2/1/2031[8]	319	320
	Cleveland Electric Illuminating Co. (The) 3.50% 4/1/2028[8]	1,069	1,002
	Cleveland-Cliffs, Inc. 4.875% 3/1/2031[8]	593	526
	Cloud Software Group, Inc. 6.50% 3/31/2029[8]	1,500	1,442
	Cloud Software Group, Inc. 9.00% 9/30/2029[8]	2,925	2,840
	Cloud Software Group, Inc., Term Loan, (3-month USD CME Term SOFR + 4.00%) 9.335% 3/30/2029[6,9]	1,225	1,226
	CNX Resources Corp. 7.25% 3/1/2032[8]	845	862
	Coca-Cola Co. 5.00% 5/13/2034	2,262	2,271
	Coca-Cola Co. 2.50% 3/15/2051	710	431
	Coinbase Global, Inc. 3.375% 10/1/2028[8]	950	815
	Coinbase Global, Inc. 3.625% 10/1/2031[8]	735	590
	Colombia (Republic of) 8.00% 4/20/2033	290	301
	Colombia (Republic of) 7.50% 2/2/2034	615	617
	Colombia (Republic of) 8.00% 11/14/2035	1,205	1,242
	Colombia (Republic of) 5.00% 6/15/2045	1,676	1,182
	Colombia (Republic of) 5.20% 5/15/2049	664	469
	Comcast Corp. 3.95% 10/15/2025	4,395	4,327
	Comcast Corp. 4.55% 1/15/2029	1,500	1,477
	Comcast Corp. 1.95% 1/15/2031	642	530
	Comcast Corp. 1.50% 2/15/2031	5,500	4,419
	Comcast Corp. 4.80% 5/15/2033	332	323
	Comcast Corp. 5.65% 6/1/2054	479	479
	CommScope Technologies, LLC 6.00% 6/15/2025[8]	1,065	869
	CommScope, Inc. 6.00% 3/1/2026[8]	285	250
	CommScope, Inc. 8.25% 3/1/2027[8]	227	108
	CommScope, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.708% 4/6/2026[6,9]	164	148
	Compass Group Diversified Holdings, LLC 5.25% 4/15/2029[8]	1,360	1,291
	Compass Group Diversified Holdings, LLC 5.00% 1/15/2032[8]	320	290
	Comstock Resources, Inc. 6.75% 3/1/2029[8]	1,060	1,028
	Comstock Resources, Inc. 5.875% 1/15/2030[8]	340	317
	Conagra Brands, Inc. 5.30% 11/1/2038	1,511	1,423
	Concentra Escrow Issuer Corp. 6.875% 7/15/2032[8]	135	137
	Connect Finco SARL 6.75% 10/1/2026[8]	970	937
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M1, (30-day Average USD-SOFR + 2.30%) 7.635% 5/25/2043[6,7,8]	9,687	9,960
	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (30-day Average USD-SOFR + 3.55%) 8.885% 5/25/2043[6,7,8]	5,185	5,587

Capital World Bond Fund	13

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 7.235% 6/25/2043[6,7,8]	USD5,963	$6,040
	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (30-day Average USD-SOFR + 3.10%) 8.435% 6/25/2043[6,7,8]	1,957	2,071
	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 7.035% 7/25/2043[6,7,8]	9,593	9,685
	Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M2, (30-day Average USD-SOFR + 1.80%) 7.135% 1/25/2044[6,7,8]	1,750	1,777
	Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M2, (30-day Average USD-SOFR + 1.65%) 6.985% 5/25/2044[6,7,8]	7,323	7,361
	ConocoPhillips Co. 5.30% 5/15/2053	1,122	1,066
	Consolidated Energy Finance SA 12.00% 2/15/2031[8]	800	826
	Constellation Brands, Inc. 4.35% 5/9/2027	1,305	1,273
	Constellation Brands, Inc. 2.875% 5/1/2030	839	741
	Constellation Brands, Inc. 2.25% 8/1/2031	1,859	1,527
	Constellation Brands, Inc. 4.75% 5/9/2032	813	782
	Constellation Brands, Inc. 4.90% 5/1/2033	1,756	1,696
	Consumers Energy Co. 4.625% 5/15/2033	750	719
	COPT Defense Properties, LP 2.25% 3/15/2026	1,048	990
	COPT Defense Properties, LP 2.00% 1/15/2029	511	434
	COPT Defense Properties, LP 2.90% 12/1/2033	375	296
	Corebridge Financial, Inc. 3.90% 4/5/2032	5,809	5,202
	Corebridge Financial, Inc. 4.40% 4/5/2052	249	196
	CoreLogic, Inc. 4.50% 5/1/2028[8]	740	672
	CoreLogic, Inc., Term Loan, (3-month USD CME Term SOFR + 6.50%) 11.958% 6/4/2029[6,9]	300	294
	Coty, Inc. 6.625% 7/15/2030[8]	450	457
	Cougar JV Subsidiary, LLC 8.00% 5/15/2032[8]	490	507
	CPS Auto Receivables Trust, Series 2022-C, Class B, 4.88% 4/15/2030[7,8]	1,829	1,824
	Crescent Energy Finance, LLC 9.25% 2/15/2028[8]	1,228	1,299
	Crescent Energy Finance, LLC 7.625% 4/1/2032[8]	720	734
	Crescent Energy Finance, LLC 7.375% 1/15/2033[8]	135	135
	Crown Castle, Inc. 5.00% 1/11/2028	2,336	2,308
	Crown Castle, Inc. 2.50% 7/15/2031	1,074	888
	Crown Castle, Inc. 5.80% 3/1/2034	917	927
	CSC Holdings, LLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.829% 1/18/2028[6,9]	274	264
	CSX Corp. 4.25% 3/15/2029	3,355	3,255
	CSX Corp. 4.10% 11/15/2032	556	520
	CSX Corp. 5.20% 11/15/2033	2,068	2,074
	CSX Corp. 2.50% 5/15/2051	289	171
	Cushman & Wakefield U.S. Borrower, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/31/2030[6,9]	110	111
	CVS Health Corp. 3.25% 8/15/2029	1,798	1,632
	CVS Health Corp. 5.125% 2/21/2030	3,000	2,968
	CVS Health Corp. 5.55% 6/1/2031	2,200	2,203
	CVS Health Corp. 5.25% 2/21/2033	1,227	1,199
	CVS Health Corp. 5.70% 6/1/2034	3,650	3,642
	CVS Health Corp. 5.875% 6/1/2053	800	767
	CVS Health Corp. 6.00% 6/1/2063	94	90
	Daimler Trucks Finance North America, LLC 3.65% 4/7/2027[8]	6,025	5,769
	Daimler Trucks Finance North America, LLC 5.40% 9/20/2028[8]	982	990
	Daimler Trucks Finance North America, LLC 5.125% 9/25/2029[8]	647	642
	Daimler Trucks Finance North America, LLC 2.50% 12/14/2031[8]	1,625	1,342
	Daimler Trucks Finance North America, LLC 5.50% 9/20/2033[8]	628	630
	Daimler Trucks Finance North America, LLC 5.375% 6/25/2034[8]	150	148
	Darling Ingredients, Inc. 6.00% 6/15/2030[8]	285	280
	Deutsche Bank AG 7.146% 7/13/2027 (USD-SOFR + 2.52% on 7/13/2026)[1]	714	732
	Deutsche Bank AG 2.311% 11/16/2027 (USD-SOFR + 1.219% on 11/16/2026)[1]	10,009	9,244
	Deutsche Bank AG 6.72% 1/18/2029 (USD-SOFR + 3.18% on 1/18/2028)[1]	850	878
	Deutsche Bank AG 6.819% 11/20/2029 (USD-SOFR + 2.51% on 11/20/2028)[1]	1,500	1,560
	Diamond Sports Group, LLC 6.625% 8/15/2027[4,8]	1,240	26
	Diamond Sports Group, LLC, Term Loan, 5.00% 12/2/2024[9,10]	70	99
	Diamondback Energy, Inc. 5.15% 1/30/2030	586	584
	Diamondback Energy, Inc. 5.40% 4/18/2034	965	956
	Diamondback Energy, Inc. 5.75% 4/18/2054	433	420
	Diebold Nixdorf, Inc., Term Loan, (3-month USD CME Term SOFR + 7.50%) 12.826% 8/11/2028[6,8,9]	1,984	2,055

14	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	DIRECTV Financing, LLC 5.875% 8/15/2027[8]	USD660	$621
	DIRECTV Financing, LLC, Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.458% 8/2/2027[6,9]	298	299
	DISH DBS Corp. 5.875% 11/15/2024	2,240	2,129
	DISH DBS Corp. 7.75% 7/1/2026	190	118
	DISH DBS Corp. 5.25% 12/1/2026[8]	200	158
	DISH Network Corp. 11.75% 11/15/2027[8]	2,785	2,733
	Dominican Republic 5.875% 1/30/2060	1,950	1,659
	Dow Chemical Co. (The) 5.15% 2/15/2034	713	698
	Dow Chemical Co. (The) 5.55% 11/30/2048	132	125
	Dow Chemical Co. (The) 4.80% 5/15/2049	495	423
	Dow Chemical Co. (The) 3.60% 11/15/2050	485	338
	Dow Chemical Co. (The) 6.90% 5/15/2053	57	63
	Dow Chemical Co. (The) 5.60% 2/15/2054	467	450
	DTE Energy Co. 3.00% 3/1/2032	3,414	2,957
	Dua Capital, Ltd. 2.78% 5/11/2031	6,000	5,139
	Duke Energy Carolinas, LLC 5.35% 1/15/2053	619	589
	Duke Energy Florida, LLC 5.875% 11/15/2033	1,642	1,709
	Dun & Bradstreet Corp. (The) 5.00% 12/15/2029[8]	152	141
	Eastman Chemical Co. 5.625% 2/20/2034	552	549
	Ecopetrol SA 8.625% 1/19/2029	15,800	16,642
	Ecopetrol SA 6.875% 4/29/2030	9,510	9,141
	Ecopetrol SA 8.875% 1/13/2033	9,895	10,225
	Ecopetrol SA 8.375% 1/19/2036	6,790	6,674
	Edison International 6.95% 11/15/2029	2,000	2,127
	Edison International 5.00% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.901% on 3/15/2027)[1]	475	453
	Egypt (Arab Republic of) 5.80% 9/30/2027	815	736
	Egypt (Arab Republic of) 6.588% 2/21/2028	11,627	10,530
	Egypt (Arab Republic of) 7.60% 3/1/2029	300	273
	Egypt (Arab Republic of) 5.875% 2/16/2031	1,405	1,094
	Egypt (Arab Republic of) 7.053% 1/15/2032	440	353
	Egypt (Arab Republic of) 8.50% 1/31/2047	505	375
	Egypt (Arab Republic of) 7.903% 2/21/2048	259	183
	Egypt (Arab Republic of) 8.70% 3/1/2049	795	599
	Egypt (Arab Republic of) 8.15% 11/20/2059	560	400
	Egypt (Arab Republic of) 7.50% 2/16/2061	390	262
	Electricité de France SA 5.65% 4/22/2029[8]	5,000	5,045
	Electricité de France SA 9.125% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.411% on 6/15/2033)[1,8]	2,000	2,180
	Element Solutions, Inc. 3.875% 9/1/2028[8]	650	598
	Embarq Corp. 7.995% 6/1/2036	625	82
	Enbridge, Inc. 6.70% 11/15/2053	411	449
	Encino Acquisition Partners Holdings, LLC 8.50% 5/1/2028[8]	300	306
	Encino Acquisition Partners Holdings, LLC 8.75% 5/1/2031[8]	525	548
	Endo Finance Holdings, Inc. 8.50% 4/15/2031[8]	1,140	1,178
	Endo International PLC, Term Loan B, (3-month USD CME Term SOFR + 4.50%) 9.826% 4/23/2031[6,9]	825	824
	Energy Transfer, LP 6.50% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 5.694% on 11/15/2026)[1]	254	251
	Enfragen Energia Sur SA 5.375% 12/30/2030	19,880	16,608
	Eni SpA 5.50% 5/15/2034[8]	899	891
	Eni SpA 5.95% 5/15/2054[8]	1,079	1,061
	ENN Clean Energy International Investment, Ltd. 3.375% 5/12/2026[8]	800	763
	ENN Energy Holdings, Ltd. 2.625% 9/17/2030[8]	200	174
	EQM Midstream Partners, LP 6.50% 7/1/2027[8]	1,200	1,214
	EQM Midstream Partners, LP 6.375% 4/1/2029[8]	115	116
	EQM Midstream Partners, LP 4.75% 1/15/2031[8]	130	122
	Equinix, Inc. 3.00% 7/15/2050	2,889	1,830
	EquipmentShare.com, Inc. 9.00% 5/15/2028[8]	675	697
	EquipmentShare.com, Inc. 8.625% 5/15/2032[8]	305	317
	Eskom Holdings SOC, Ltd. 7.125% 2/11/2025	34,960	34,853
	Ethiopia (Federal Democratic Republic of) 6.625% 12/11/2024[4]	750	544
	Eversource Energy 5.50% 1/1/2034	2,450	2,405
	Exeter Automobile Receivables Trust, Series 2023-5, Class B, 6.58% 4/17/2028[7]	487	492
	Export-Import Bank of India 5.50% 1/18/2033	2,000	2,017
	Export-Import Bank of Thailand 5.354% 5/16/2029	13,922	13,989
	Exxon Mobil Corp. 3.452% 4/15/2051	2,720	1,965
	Fannie Mae, Series 2001-4, Class GA, 9.00% 4/17/2025[6,7]	— [11]	— [11]

Capital World Bond Fund	15

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Fannie Mae Pool #CB0046 3.00% 4/1/2051[7]	USD11,326	$9,695
	Fannie Mae Pool #MA4577 2.00% 4/1/2052[7]	9,670	7,582
	Fannie Mae Pool #CB3528 4.00% 5/1/2052[7]	1,265	1,158
	Fannie Mae Pool #FS1948 4.00% 5/1/2052[7]	988	906
	Fannie Mae Pool #BV8055 4.50% 9/1/2052[7]	22,913	21,641
	Fannie Mae Pool #BV0952 4.50% 9/1/2052[7]	1,485	1,402
	Fannie Mae Pool #BW7750 4.00% 10/1/2052[7]	192	176
	Fannie Mae Pool #CB4852 4.50% 10/1/2052[7]	9,903	9,353
	Fannie Mae Pool #BW1215 4.50% 10/1/2052[7]	3,661	3,458
	Fannie Mae Pool #MA4840 4.50% 12/1/2052[7]	15,231	14,386
	Fannie Mae Pool #FS5675 4.50% 1/1/2053[7]	44,515	42,045
	Fannie Mae Pool #MA4919 5.50% 2/1/2053[7]	207	204
	Fannie Mae Pool #FS4191 5.50% 3/1/2053[7]	3,015	2,981
	Fannie Mae Pool #MA5027 4.00% 5/1/2053[7]	997	912
	Fannie Mae Pool #MA5010 5.50% 5/1/2053[7]	36	35
	Fannie Mae Pool #BW9637 5.00% 6/1/2053[7]	18,114	17,541
	Fannie Mae Pool #MA5039 5.50% 6/1/2053[7]	126	125
	Fannie Mae Pool #MA5072 5.50% 7/1/2053[7]	474	467
	Fannie Mae Pool #BX4568 4.00% 8/1/2053[7]	126	115
	Fannie Mae Pool #MA5107 5.50% 8/1/2053[7]	102	101
	Fannie Mae Pool #MA5139 6.00% 9/1/2053[7]	4,588	4,604
	Fannie Mae Pool #MA5177 4.00% 10/1/2053[7]	4,393	4,022
	Fannie Mae Pool #MA5166 6.00% 10/1/2053[7]	18,530	18,593
	Fannie Mae Pool #MA5207 4.00% 11/1/2053[7]	1,986	1,818
	Fannie Mae Pool #MA5190 5.50% 11/1/2053[7]	14,645	14,451
	Fannie Mae Pool #MA5191 6.00% 11/1/2053[7]	24,779	24,865
	Fannie Mae Pool #FS6668 5.50% 12/1/2053[7]	264	261
	Fannie Mae Pool #FS6873 6.50% 1/1/2054[7]	8,047	8,203
	Fannie Mae Pool #MA5271 5.50% 2/1/2054[7]	6,131	6,050
	Fannie Mae Pool #FS6809 5.50% 2/1/2054[7]	252	248
	Fannie Mae Pool #FS7031 6.00% 2/1/2054[7]	3,995	4,028
	Fannie Mae Pool #FS7503 6.00% 2/1/2054[7]	1,799	1,805
	Fannie Mae Pool #MA5274 7.00% 2/1/2054[7]	58,397	60,088
	Fannie Mae Pool #MA5296 5.50% 3/1/2054[7]	5,484	5,411
	Fannie Mae Pool #CB8337 5.50% 4/1/2054[7]	19,644	19,399
	Fannie Mae Pool #MA5331 5.50% 4/1/2054[7]	5,919	5,840
	Fannie Mae Pool #CB8536 5.50% 5/1/2054[7]	4,473	4,434
	Fannie Mae Pool #DB5160 5.50% 5/1/2054[7]	670	662
	Fannie Mae Pool #MA5385 4.00% 6/1/2054[7]	9,162	8,387
	Fannie Mae Pool #FS8131 5.50% 6/1/2054[7]	11,388	11,271
	Fannie Mae Pool #FS8153 6.00% 6/1/2054[7]	11,030	11,132
	Fannie Mae Pool #CB8755 6.00% 6/1/2054[7]	714	719
	Fannie Mae Pool #BU4699 5.50% 7/1/2054[7]	7,305	7,227
	Fannie Mae Pool #BU4700 6.00% 7/1/2054[7]	6,194	6,240
	Fannie Mae Pool #MA5421 6.00% 7/1/2054[7]	3,430	3,441
	Fertitta Entertainment, LLC 6.75% 1/15/2030[8]	125	110
	FibraSOMA 4.375% 7/22/2031	2,800	2,242
	Fiesta Purchaser, Inc. 7.875% 3/1/2031[8]	267	276
	Fiesta Purchaser, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.00%) 9.344% 2/12/2031[6,9]	363	366
	Finastra USA, Inc., Term Loan, 0.50% 9/13/2029[2,6,9]	— [11]	— [11]
	Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[2,6,9]	543	546
	Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[2,6,9]	6	6
	First Quantum Minerals, Ltd. 6.875% 10/15/2027[8]	13,339	13,046
	First Quantum Minerals, Ltd. 9.375% 3/1/2029[8]	5,500	5,754
	First Quantum Minerals, Ltd. 8.625% 6/1/2031[8]	1,525	1,524
	First Student Bidco, Inc. 4.00% 7/31/2029[8]	700	631
	First Student Bidco, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[6,9]	213	213
	First Student Bidco, Inc., Term Loan C, (3-month USD CME Term SOFR + 3.00%) 8.596% 7/21/2028[6,9]	65	65
	FirstEnergy Corp. 2.65% 3/1/2030	2,817	2,451
	FirstEnergy Corp. 2.25% 9/1/2030	2,775	2,326
	Five Corners Funding Trust IV 5.997% 2/15/2053[8]	500	504
	Florida Power & Light Co. 5.10% 4/1/2033	1,165	1,160
	Florida Power & Light Co. 5.30% 6/15/2034	2,293	2,312
	Florida Power & Light Co. 5.60% 6/15/2054	1,238	1,251

16	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Ford Motor Co. 3.25% 2/12/2032	USD145	$120
	Ford Motor Credit Co., LLC 3.375% 11/13/2025	200	194
	Ford Motor Credit Co., LLC 6.95% 3/6/2026	400	407
	Ford Motor Credit Co., LLC 6.95% 6/10/2026	400	408
	Ford Motor Credit Co., LLC 5.85% 5/17/2027	2,882	2,883
	Ford Motor Credit Co., LLC 4.95% 5/28/2027	995	972
	Ford Motor Credit Co., LLC 4.125% 8/17/2027	400	380
	Ford Motor Credit Co., LLC 7.35% 11/4/2027	400	417
	Ford Motor Credit Co., LLC 6.80% 5/12/2028	600	618
	Ford Motor Credit Co., LLC 6.798% 11/7/2028	412	426
	Ford Motor Credit Co., LLC 5.80% 3/8/2029	9,968	9,938
	Ford Motor Credit Co., LLC 5.113% 5/3/2029	1,900	1,836
	Ford Motor Credit Co., LLC 6.05% 3/5/2031	3,100	3,105
	Ford Otomotiv Sanayi AS 7.125% 4/25/2029[8]	1,785	1,804
	Fortrea Holdings, Inc. 7.50% 7/1/2030[8]	300	298
	Fortrea Holdings, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 7/1/2030[6,9]	76	76
	Fortress Intermediate 3, Inc. 7.50% 6/1/2031[8]	400	410
	Freddie Mac, Series K153, Class A2, Multi Family, 3.82% 1/25/2033[7]	27,575	25,743
	Freddie Mac Pool #RB5111 2.00% 5/1/2041[7]	20,576	17,391
	Freddie Mac Pool #SD1883 4.00% 6/1/2052[7]	50	45
	Freddie Mac Pool #SD8225 3.00% 7/1/2052[7]	1,744	1,485
	Freddie Mac Pool #QE9001 4.00% 8/1/2052[7]	96	88
	Freddie Mac Pool #SD8258 5.00% 10/1/2052[7]	8,663	8,394
	Freddie Mac Pool #SD8276 5.00% 12/1/2052[7]	23,409	22,665
	Freddie Mac Pool #QG1084 4.00% 3/1/2053[7]	525	481
	Freddie Mac Pool #SD8321 4.00% 5/1/2053[7]	53	49
	Freddie Mac Pool #SD8331 5.50% 6/1/2053[7]	563	556
	Freddie Mac Pool #SD8341 5.00% 7/1/2053[7]	155	150
	Freddie Mac Pool #SD8342 5.50% 7/1/2053[7]	2,136	2,108
	Freddie Mac Pool #QG8544 4.00% 8/1/2053[7]	255	236
	Freddie Mac Pool #SD8357 4.00% 8/1/2053[7]	216	198
	Freddie Mac Pool #SD8362 5.50% 9/1/2053[7]	20,345	20,076
	Freddie Mac Pool #SD8379 4.00% 10/1/2053[7]	3,087	2,826
	Freddie Mac Pool #SD8367 5.50% 10/1/2053[7]	6,758	6,669
	Freddie Mac Pool #SD4977 5.00% 11/1/2053[7]	192,341	185,989
	Freddie Mac Pool #QH5655 4.00% 12/1/2053[7]	820	750
	Freddie Mac Pool #SD8406 4.00% 1/1/2054[7]	1,474	1,349
	Freddie Mac Pool #QI0100 4.00% 2/1/2054[7]	500	458
	Freddie Mac Pool #SD8408 5.50% 3/1/2054[7]	39,221	38,697
	Freddie Mac Pool #SD8420 5.50% 4/1/2054[7]	8,527	8,413
	Freddie Mac Pool #SD5303 6.00% 4/1/2054[7]	2,730	2,748
	Freddie Mac Pool #RJ1413 5.50% 5/1/2054[7]	35,298	34,990
	Freddie Mac Pool #RJ1415 5.50% 5/1/2054[7]	13,961	13,801
	Freddie Mac Pool #RJ1448 5.50% 5/1/2054[7]	8,673	8,581
	Freddie Mac Pool #SD8435 4.00% 6/1/2054[7]	691	632
	Freddie Mac Pool #RJ1855 5.00% 6/1/2054[7]	1,811	1,753
	Freddie Mac Pool #RJ1857 5.50% 6/1/2054[7]	33,410	33,055
	Freddie Mac Pool #RJ1768 5.50% 6/1/2054[7]	5,480	5,425
	Freddie Mac Pool #RJ1785 6.00% 6/1/2054[7]	23,150	23,295
	Freddie Mac Pool #RJ1779 6.00% 6/1/2054[7]	13,080	13,185
	Freddie Mac Pool #RJ1859 6.00% 6/1/2054[7]	6,930	6,981
	Freddie Mac Pool #QI8872 5.50% 7/1/2054[7]	3,550	3,512
	Freddie Mac Pool #SD8447 6.00% 7/1/2054[7]	3,170	3,180
	Freddie Mac Pool #QI8874 6.00% 7/1/2054[7]	2,474	2,492
	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA3, Class M1B, (30-day Average USD-SOFR + 2.90%) 8.235% 4/25/2042[6,7,8]	2,858	2,974
	Frontier Communications Holdings, LLC 6.75% 5/1/2029[8]	533	489
	Frontier Communications Holdings, LLC 5.875% 11/1/2029	50	44
	Frontier Communications Holdings, LLC 6.00% 1/15/2030[8]	515	449
	FXI Holdings, Inc. 12.25% 11/15/2026[8]	1,315	1,306
	Gabonese Republic 7.00% 11/24/2031[8]	790	596
	Gabonese Republic 7.00% 11/24/2031	650	491
	GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028)[1,7,8]	10,534	10,553
	GE HealthCare Technologies, Inc. 5.65% 11/15/2027	1,150	1,165
	GE HealthCare Technologies, Inc. 6.377% 11/22/2052	225	244
	General Motors Financial Co., Inc. 2.40% 4/10/2028	6,870	6,163
	Genesis Energy, LP 8.00% 1/15/2027	1,142	1,169

Capital World Bond Fund	17

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Genesis Energy, LP 7.75% 2/1/2028	USD40	$40
	Genesis Energy, LP 8.25% 1/15/2029	525	542
	Genesis Energy, LP 8.875% 4/15/2030	493	519
	Genesis Energy, LP 7.875% 5/15/2032	375	379
	GeoPark, Ltd. 5.50% 1/17/2027	35,800	32,576
	Georgia (Republic of) 2.75% 4/22/2026[8]	1,127	1,036
	Georgia Power Co. 4.95% 5/17/2033	3,400	3,317
	Georgia Power Co. 5.25% 3/15/2034	3,375	3,366
	Gilead Sciences, Inc. 5.25% 10/15/2033	2,801	2,823
	Gilead Sciences, Inc. 5.55% 10/15/2053	1,201	1,200
	Global Partners, LP 8.25% 1/15/2032[8]	105	108
	Global SC Finance V SRL, Series 2020-1A, Class A, 2.17% 10/17/2040[7,8]	4,514	4,184
	Goldman Sachs Group, Inc. 6.484% 10/24/2029 (USD-SOFR + 1.77% on 10/24/2028)[1]	2,380	2,485
	Goldman Sachs Group, Inc. 2.615% 4/22/2032 (USD-SOFR + 1.281% on 4/22/2031)[1]	1,639	1,379
	Goldman Sachs Group, Inc. 3.102% 2/24/2033 (USD-SOFR + 1.41% on 2/24/2032)[1]	4,149	3,545
	Goldman Sachs Group, Inc. 5.851% 4/25/2035 (USD-SOFR + 1.552% on 4/25/2034)[1]	2,100	2,152
	Government National Mortgage Assn. Pool #785813 2.50% 12/20/2051[7]	20,545	17,063
	Government National Mortgage Assn. Pool #MA8947 5.00% 6/20/2053[7]	244	238
	Government National Mortgage Assn. Pool #MA9240 5.00% 10/20/2053[7]	36,023	35,085
	Government National Mortgage Assn. 6.50% 7/1/2054[7,12]	66,905	67,869
	Government National Mortgage Assn., Series 2021-2, Class AH, 1.50% 6/16/2063[7]	5,040	3,755
	Grand Parkway Transportation Corp., Grand Parkway System Toll Rev. Ref. Bonds, Series 2020-B, 3.236% 10/1/2052	4,760	3,484
	Gray Television, Inc. 7.00% 5/15/2027[8]	638	588
	Gray Television, Inc. 10.50% 7/15/2029[8]	970	976
	Gray Television, Inc., Term Loan B, (1-month USD CME Term SOFR + 5.25%) 10.57% 5/23/2029[6,9]	240	228
	Greenko Dutch BV 3.85% 3/29/2026	18,200	17,193
	Grifols SA 4.75% 10/15/2028[8]	700	605
	Grupo Energia Bogota SA ESP 4.875% 5/15/2030[8]	2,300	2,192
	GTCR (AP) Finance, Inc. 8.00% 5/15/2027[8]	486	487
	Hanesbrands, Inc. 9.00% 2/15/2031[8]	363	381
	Hanesbrands, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 3/8/2030[6,9]	615	617
	Harley-Davidson Financial Services, Inc. 5.95% 6/11/2029[8]	733	732
	Harvest Midstream I, LP 7.50% 9/1/2028[8]	587	597
	Harvest Midstream I, LP 7.50% 5/15/2032[8]	265	269
	Helios Software Holdings, Inc. 8.75% 5/1/2029[8]	1,175	1,198
	Hess Midstream Operations, LP 4.25% 2/15/2030[8]	110	101
	Hess Midstream Operations, LP 5.50% 10/15/2030[8]	45	44
	Hightower Holding, LLC 6.75% 4/15/2029[8]	830	777
	Hilcorp Energy I, LP 5.75% 2/1/2029[8]	410	397
	Hilcorp Energy I, LP 6.00% 4/15/2030[8]	660	638
	Hilcorp Energy I, LP 6.00% 2/1/2031[8]	185	177
	Hilcorp Energy I, LP 8.375% 11/1/2033[8]	628	670
	Hilton Domestic Operating Co., Inc. 4.875% 1/15/2030	190	182
	Hilton Domestic Operating Co., Inc. 4.00% 5/1/2031[8]	885	793
	Home Depot, Inc. 4.75% 6/25/2029	3,861	3,839
	Home Depot, Inc. 4.85% 6/25/2031	3,625	3,598
	Home Depot, Inc. 4.95% 6/25/2034	2,438	2,414
	Honduras (Republic of) 6.25% 1/19/2027	2,732	2,599
	Honduras (Republic of) 5.625% 6/24/2030[8]	1,263	1,080
	Honeywell International, Inc. 2.30% 8/15/2024	700	697
	Honeywell International, Inc. 4.875% 9/1/2029	250	250
	Honeywell International, Inc. 4.95% 9/1/2031	250	250
	Honeywell International, Inc. 5.25% 3/1/2054	500	486
	Honeywell International, Inc. 5.35% 3/1/2064	500	486
	Howard Hughes Corp. (The) 5.375% 8/1/2028[8]	1,203	1,145
	Howard Hughes Corp. (The) 4.125% 2/1/2029[8]	669	599
	Howard Hughes Corp. (The) 4.375% 2/1/2031[8]	200	172
	Howden UK Refinance PLC 7.25% 2/15/2031[8]	800	795
	Howden UK Refinance 2 PLC 8.125% 2/15/2032[8]	955	950
	HSBC Holdings PLC 4.755% 6/9/2028 (USD-SOFR + 2.11% on 6/9/2027)[1]	21,000	20,649
	HSBC Holdings PLC 2.206% 8/17/2029 (USD-SOFR + 1.285% on 8/17/2028)[1]	5,500	4,836
	HSBC Holdings PLC 4.95% 3/31/2030	2,300	2,261
	HSBC Holdings PLC 2.871% 11/22/2032 (USD-SOFR + 1.41% on 11/22/2031)[1]	1,229	1,023
	HSBC Holdings PLC 7.399% 11/13/2034 (USD-SOFR + 3.02% on 11/13/2033)[1]	16,334	17,700
	HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039[6,7,8]	2,541	2,539

18	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	HUB International, Ltd. 7.25% 6/15/2030[8]	USD198	$203
	HUB International, Ltd. 7.375% 1/31/2032[8]	615	624
	Humana, Inc. 5.375% 4/15/2031	1,164	1,158
	Humana, Inc. 5.75% 4/15/2054	583	562
	Hungary (Republic of) 6.25% 9/22/2032[8]	760	785
	Hungary (Republic of) 5.50% 3/26/2036[8]	2,770	2,664
	Husky Injection Molding Systems, Ltd. 9.00% 2/15/2029[8]	437	453
	Husky Injection Molding Systems, Ltd., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 10.326% 2/15/2029[6,9]	325	326
	Hutchison Whampoa International, Ltd. 7.45% 11/24/2033	200	229
	Hyundai Capital America 1.80% 10/15/2025[8]	666	635
	Hyundai Capital America 1.50% 6/15/2026[8]	3,387	3,140
	Hyundai Capital America 5.60% 3/30/2028[8]	1,600	1,611
	Hyundai Capital America 2.00% 6/15/2028[8]	2,187	1,931
	Hyundai Capital America 5.30% 1/8/2029[8]	975	971
	Hyundai Capital America 6.50% 1/16/2029[8]	853	891
	Hyundai Capital America 5.40% 1/8/2031[8]	234	233
	Hyundai Capital America 5.40% 6/24/2031[8]	1,000	992
	Icahn Enterprises, LP 6.25% 5/15/2026	262	260
	Icahn Enterprises, LP 5.25% 5/15/2027	300	282
	Icahn Enterprises, LP 9.75% 1/15/2029[8]	525	545
	Indofood CBP Sukses Makmur Tbk PT 3.398% 6/9/2031	280	244
	Indofood CBP Sukses Makmur Tbk PT 4.745% 6/9/2051	300	249
	Indonesia (Republic of) 4.65% 9/20/2032	1,350	1,303
	Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030[8]	6,360	6,249
	Indonesia Asahan Aluminium (Persero) PT 5.45% 5/15/2030	1,030	1,012
	Ingersoll-Rand, Inc. 5.40% 8/14/2028	631	637
	Ingersoll-Rand, Inc. 5.176% 6/15/2029	245	245
	Ingersoll-Rand, Inc. 5.314% 6/15/2031	133	134
	Ingersoll-Rand, Inc. 5.70% 8/14/2033	1,479	1,513
	Ingersoll-Rand, Inc. 5.45% 6/15/2034	186	188
	Ingersoll-Rand, Inc. 5.70% 6/15/2054	1,000	1,007
	Ingles Markets, Inc. 4.00% 6/15/2031[8]	865	753
	Intercontinental Exchange, Inc. 4.00% 9/15/2027	15,260	14,766
	Intercontinental Exchange, Inc. 5.25% 6/15/2031	957	964
	Intercontinental Exchange, Inc. 4.60% 3/15/2033	1,970	1,883
	International Flavors & Fragrances, Inc. 1.832% 10/15/2027[8]	469	419
	International Flavors & Fragrances, Inc. 2.30% 11/1/2030[8]	112	93
	International Flavors & Fragrances, Inc. 3.268% 11/15/2040[8]	2,025	1,433
	International Flavors & Fragrances, Inc. 3.468% 12/1/2050[8]	247	162
	Interstate Power and Light Co. 2.30% 6/1/2030	1,975	1,688
	Intesa Sanpaolo SpA 3.25% 9/23/2024[8]	7,125	7,080
	Intesa Sanpaolo SpA 7.00% 11/21/2025[8]	1,375	1,398
	Intesa Sanpaolo SpA 8.248% 11/21/2033 (1-year UST Yield Curve Rate T Note Constant Maturity + 4.40% on 11/21/2032)[1,8]	1,250	1,379
	Intesa Sanpaolo SpA 7.778% 6/20/2054 (1-year UST Yield Curve Rate T Note Constant Maturity + 3.90% on 6/20/2053)[1,8]	4,000	4,183
	ION Trading Technologies SARL 9.50% 5/30/2029[8]	1,079	1,100
	IQVIA, Inc. 5.00% 5/15/2027[8]	630	615
	IQVIA, Inc. 6.50% 5/15/2030[8]	200	203
	IRB Infrastructure Developers, Ltd. 7.11% 3/11/2032[8]	4,650	4,650
	Iron Mountain Information Management Services, Inc. 5.00% 7/15/2032[8]	580	530
	Iron Mountain, Inc. 5.25% 7/15/2030[8]	1,087	1,034
	Israel (State of) 2.875% 3/16/2026	400	379
	Israel (State of) 2.50% 1/15/2030	7,830	6,600
	Israel (State of) 2.75% 7/3/2030	2,230	1,885
	Israel (State of) 4.50% 1/17/2033	200	180
	Israel (State of) 5.50% 3/12/2034	2,615	2,495
	Israel (State of) 5.75% 3/12/2054	1,850	1,667
	J. M. Smucker Co. (The) 6.20% 11/15/2033	492	517
	J. M. Smucker Co. (The) 6.50% 11/15/2053	374	402
	Jordan (Hashemite Kingdom of) 5.85% 7/7/2030	1,198	1,076
	Jordan (Hashemite Kingdom of) 7.375% 10/10/2047	799	682
	JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027)[1]	3,417	3,445
	JPMorgan Chase & Co. 4.493% 3/24/2031 (USD-SOFR + 3.79% on 3/24/2030)[1]	5,355	5,160
	JPMorgan Chase & Co. 5.766% 4/22/2035 (USD-SOFR + 1.49% on 4/22/2034)[1]	3,675	3,772
	JPMorgan Chase & Co. 3.328% 4/22/2052 (USD-SOFR + 1.58% on 4/22/2051)[1]	4,126	2,905
	Kasikornbank PCL (Hong Kong Branch) 3.343% 10/2/2031 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.70% on 10/2/2026)[1]	2,100	1,961

Capital World Bond Fund	19

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	KBC Groep NV 5.796% 1/19/2029 (1-year UST Yield Curve Rate T Note Constant Maturity + 2.10% on 1/19/2028)[1,8]	USD525	$529
	KeHE Distributors, LLC 9.00% 2/15/2029[8]	450	462
	Kennedy-Wilson, Inc. 4.75% 3/1/2029	105	90
	Kennedy-Wilson, Inc. 4.75% 2/1/2030	1,575	1,309
	Kilroy Realty, LP 6.25% 1/15/2036	323	307
	Kinder Morgan, Inc. 5.40% 2/1/2034	954	940
	Kodiak Gas Services, LLC 7.25% 2/15/2029[8]	210	215
	Kookmin Bank 5.375% 5/8/2027[8]	630	634
	Korea East-West Power Co., Ltd. 1.75% 5/6/2025	200	194
	Korea Electric Power Corp. 4.00% 6/14/2027[8]	500	485
	Korea Gas Corp. 5.00% 7/8/2029[8]	2,697	2,694
	Korea National Oil Corp. 4.875% 4/3/2028[8]	200	199
	Kronos Acquisition Holdings, Inc. 5.00% 12/31/2026[8]	735	753
	Kronos Acquisition Holdings, Inc. 7.00% 12/31/2027[8]	1,740	1,801
	Kronos Acquisition Holdings, Inc. 8.25% 6/30/2031[8]	500	501
	Kronos Acquisition Holdings, Inc. 10.75% 6/30/2032[8]	165	158
	LAD Auto Receivables Trust, Series 2023-1, Class A2, 5.68% 10/15/2026[7,8]	497	497
	LAD Auto Receivables Trust, Series 2023-1, Class A3, 5.48% 6/15/2027[7,8]	4,004	3,999
	LAD Auto Receivables Trust, Series 2023-4, Class B, 6.39% 10/16/2028[7,8]	1,250	1,268
	Lamb Weston Holdings, Inc. 4.125% 1/31/2030[8]	290	264
	LCM Investments Holdings II, LLC 4.875% 5/1/2029[8]	1,046	979
	LCM Investments Holdings II, LLC 8.25% 8/1/2031[8]	795	830
	Lenovo Group, Ltd. 6.536% 7/27/2032	400	419
	Levi Strauss & Co. 3.50% 3/1/2031[8]	775	671
	LG Energy Solution, Ltd. 5.375% 7/2/2027[8]	200	199
	LG Energy Solution, Ltd. 5.375% 7/2/2029[8]	200	198
	LGI Homes, Inc. 8.75% 12/15/2028[8]	400	417
	Lithia Motors, Inc. 3.875% 6/1/2029[8]	320	288
	Live Nation Entertainment, Inc. 4.75% 10/15/2027[8]	820	786
	Lloyds Banking Group PLC 5.679% 1/5/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.75% on 1/5/2034)[1]	1,100	1,096
	Lockheed Martin Corp. 5.25% 1/15/2033	1,957	1,990
	Lockheed Martin Corp. 4.75% 2/15/2034	427	416
	Lockheed Martin Corp. 5.20% 2/15/2064	1,943	1,839
	M&T Bank Corp. 7.413% 10/30/2029 (USD-SOFR + 2.80% on 10/30/2028)[1]	1,574	1,657
	M&T Bank Corp. 6.082% 3/13/2032 (USD-SOFR + 2.26% on 3/13/2031)[1]	2,812	2,804
	M&T Bank Corp. 5.053% 1/27/2034 (USD-SOFR + 1.85% on 1/27/2033)[1]	9,555	8,847
	Marriott Ownership Resorts, Inc. 4.50% 6/15/2029[8]	430	395
	Marsh & McLennan Companies, Inc. 2.25% 11/15/2030	101	86
	Marsh & McLennan Companies, Inc. 5.40% 9/15/2033	250	255
	Marsh & McLennan Companies, Inc. 5.45% 3/15/2054	1,000	973
	Mastercard, Inc. 4.875% 5/9/2034	1,529	1,512
	Matador Resources Co. 6.50% 4/15/2032[8]	315	315
	McAfee Corp. 7.375% 2/15/2030[8]	550	508
	McDonald’s Corp. 5.00% 5/17/2029	1,154	1,153
	McDonald’s Corp. 4.95% 8/14/2033	1,765	1,740
	McDonald’s Corp. 5.20% 5/17/2034	1,645	1,652
	McDonald’s Corp. 5.15% 9/9/2052	520	480
	Medline Borrower, LP 6.25% 4/1/2029[8]	266	269
	Medline Borrower, LP 5.25% 10/1/2029[8]	725	692
	Medline Borrower, LP, Term Loan B, (3-month USD CME Term SOFR + 2.75%) 8.094% 10/23/2028[6,9]	314	315
	Meituan 3.05% 10/28/2030[8]	315	272
	Melco Resorts Finance, Ltd. 7.625% 4/17/2032[8]	4,160	4,132
	Merlin Entertainments PLC 5.75% 6/15/2026[8]	440	434
	MetLife, Inc. 5.375% 7/15/2033	1,500	1,513
	MetLife, Inc. 5.00% 7/15/2052	230	210
	Metropolitan Life Global Funding I 0.95% 7/2/2025[8]	666	637
	Metropolitan Life Global Funding I 3.45% 12/18/2026[8]	810	779
	Metropolitan Life Global Funding I 1.875% 1/11/2027[8]	1,500	1,385
	Metropolitan Life Global Funding I 1.55% 1/7/2031[8]	571	455
	Metropolitan Life Global Funding I 5.05% 1/8/2034[8]	500	492
	MFB Magyar Fejlesztesi Bank Zartkoruen Mukodo Reszvenytarsasag 6.50% 6/29/2028	2,500	2,546
	MGM Resorts International 5.50% 4/15/2027	560	553
	MIC Capital Management (RSC) Seven, Ltd. 5.084% 5/22/2053[8]	200	189
	Microchip Technology, Inc. 5.05% 3/15/2029	4,425	4,391
	MicroStrategy, Inc. 6.125% 6/15/2028[8]	400	388
	Mileage Plus Holdings, LLC 6.50% 6/20/2027[8]	804	806

20	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Minejesa Capital BV 5.625% 8/10/2037[8]	USD300	$271
	Mineral Resources, Ltd. 8.125% 5/1/2027[8]	156	157
	Mineral Resources, Ltd. 8.00% 11/1/2027[8]	671	687
	Mineral Resources, Ltd. 9.25% 10/1/2028[8]	620	651
	Minerva Luxembourg SA 8.875% 9/13/2033	12,004	12,405
	MISC Capital Two (Labuan), Ltd. 3.625% 4/6/2025	500	492
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027[8]	10,209	9,760
	MISC Capital Two (Labuan), Ltd. 3.75% 4/6/2027	500	478
	Mission Lane Credit Card Master Trust, Series 2023-A, Class A, 7.23% 7/17/2028[7,8]	4,994	5,023
	Mission Lane Credit Card Master Trust, Series 2023-A, Class B, 8.15% 7/17/2028[7,8]	1,472	1,483
	Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029[7,8]	7,007	7,005
	Mission Lane Credit Card Master Trust, Series 2024-A, Class B, 6.59% 8/15/2029[7,8]	3,460	3,459
	Miter Brands Acquisition Holdco, Inc. 6.75% 4/1/2032[8]	197	199
	MIWD Holdco II, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.844% 3/28/2031[6,9]	180	181
	Mizuho Financial Group, Inc. 5.594% 7/10/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.30% on 7/10/2034)[1]	1,500	1,495
	Molina Healthcare, Inc. 4.375% 6/15/2028[8]	490	462
	Molina Healthcare, Inc. 3.875% 11/15/2030[8]	285	254
	Morgan Stanley 1.593% 5/4/2027 (USD-SOFR + 0.879% on 5/4/2026)[1]	5,386	5,023
	Mozambique (Republic of) 9.00% 9/15/2031	10,500	8,718
	MPT Operating Partnership, LP 5.00% 10/15/2027	927	766
	MV24 Capital BV 6.748% 6/1/2034	7,095	6,783
	Nabors Industries, Inc. 7.375% 5/15/2027[8]	740	753
	Nabors Industries, Inc. 9.125% 1/31/2030[8]	635	658
	National Australia Bank, Ltd. 5.181% 6/11/2034[8]	7,300	7,267
	Navient Corp. 5.00% 3/15/2027	380	363
	Navient Corp. 4.875% 3/15/2028	935	859
	Navient Corp. 11.50% 3/15/2031	580	639
	NCR Atleos Corp. 9.50% 4/1/2029[8]	566	612
	Neiman Marcus Group, Ltd., LLC 7.125% 4/1/2026[8]	540	534
	Netflix, Inc. 5.375% 11/15/2029[8]	1,512	1,527
	New Fortress Energy, Inc. 6.75% 9/15/2025[8]	487	473
	New Fortress Energy, Inc. 6.50% 9/30/2026[8]	1,870	1,722
	New Fortress Energy, Inc. 8.75% 3/15/2029[8]	925	845
	New Fortress Energy, Inc., Term Loan, (3-month USD CME Term SOFR + 5.00%) 10.33% 10/30/2028[6,9]	413	402
	New York Life Global Funding 0.95% 6/24/2025[8]	842	806
	New York Life Global Funding 1.20% 8/7/2030[8]	11,090	8,894
	New York Life Global Funding 5.00% 1/9/2034[8]	750	738
	New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068[6,7,8]	3,849	3,549
	Nexstar Media, Inc. 4.75% 11/1/2028[8]	767	683
	NGL Energy Operating, LLC 8.125% 2/15/2029[8]	605	617
	NGL Energy Operating, LLC 8.375% 2/15/2032[8]	395	401
	Nigeria (Republic of) 7.696% 2/23/2038	500	389
	Nigeria (Republic of) 8.25% 9/28/2051	1,910	1,468
	Nomura Holdings, Inc. 5.783% 7/3/2034	5,962	5,946
	NongHyup Bank 4.875% 7/3/2028[8]	495	494
	Norfolk Southern Corp. 5.35% 8/1/2054	3,781	3,609
	Northern Oil and Gas, Inc. 8.125% 3/1/2028[8]	1,195	1,209
	Northern Oil and Gas, Inc. 8.75% 6/15/2031[8]	360	378
	Northrop Grumman Corp. 4.70% 3/15/2033	1,940	1,873
	NOVA Chemicals Corp. 5.25% 6/1/2027[8]	300	287
	NOVA Chemicals Corp. 9.00% 2/15/2030[8]	575	607
	Novelis Corp. 4.75% 1/30/2030[8]	290	269
	Novelis Corp. 3.875% 8/15/2031[8]	230	199
	NuStar Logistics, LP 5.625% 4/28/2027	630	625
	OCI NV 6.70% 3/16/2033[8]	699	690
	OCP SA 3.75% 6/23/2031	3,400	2,938
	Oleoducto Central SA 4.00% 7/14/2027	4,950	4,592
	Olympus Water US Holding Corp. 9.75% 11/15/2028[8]	350	371
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031[7,8]	1,780	1,795
	OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class B, 7.15% 6/17/2031[7,8]	792	799
	ONEOK, Inc. 6.05% 9/1/2033	2,972	3,061
	Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 3/25/2028 (6.988% on 3/1/2028)[1,7,8]	6,888	6,890
	Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028)[1,7,8]	13,647	13,714
	Open Text Corp. 3.875% 12/1/2029[8]	750	673

Capital World Bond Fund	21

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Open Text Holdings, Inc. 4.125% 12/1/2031[8]	USD200	$176
	Oracle Corp. 3.25% 11/15/2027	4	4
	Osaic Holdings, Inc. 10.75% 8/1/2027[8]	1,643	1,693
	Osaic Holdings, Inc., Term Loan B3, (3-month USD CME Term SOFR + 4.00%) 9.344% 8/17/2028[6,9]	224	225
	Owens & Minor, Inc. 6.625% 4/1/2030[8]	470	428
	Pacific Gas and Electric Co. 2.10% 8/1/2027	150	135
	Pacific Gas and Electric Co. 3.00% 6/15/2028	7,820	7,153
	Pacific Gas and Electric Co. 3.75% 7/1/2028	732	688
	Pacific Gas and Electric Co. 4.65% 8/1/2028	11,414	11,054
	Pacific Gas and Electric Co. 4.55% 7/1/2030	3,188	3,023
	Pacific Gas and Electric Co. 2.50% 2/1/2031	1,228	1,013
	Pacific Gas and Electric Co. 4.40% 3/1/2032	1,682	1,539
	Pacific Gas and Electric Co. 6.15% 1/15/2033	3,684	3,745
	Pacific Gas and Electric Co. 6.40% 6/15/2033	2,530	2,615
	Pacific Gas and Electric Co. 5.80% 5/15/2034	2,925	2,908
	Pacific Gas and Electric Co. 3.30% 8/1/2040	125	89
	Pacific Gas and Electric Co. 4.95% 7/1/2050	3,167	2,619
	Pacific Gas and Electric Co. 3.50% 8/1/2050	4,459	2,914
	PacifiCorp 5.30% 2/15/2031	3,006	2,997
	PacifiCorp 5.45% 2/15/2034	1,125	1,112
	PacifiCorp 3.30% 3/15/2051	175	113
	PacifiCorp 2.90% 6/15/2052	55	32
	PacifiCorp 5.35% 12/1/2053	1,300	1,181
	PacifiCorp 5.50% 5/15/2054	2,940	2,734
	PacifiCorp 5.80% 1/15/2055	3,216	3,117
	Panama (Republic of) 3.75% 4/17/2026	411	387
	Panama (Republic of) 7.50% 3/1/2031	2,690	2,818
	Panama (Republic of) 6.375% 7/25/2033[8]	1,340	1,283
	Panama (Republic of) 6.40% 2/14/2035	6,000	5,699
	Panama (Republic of) 8.00% 3/1/2038	7,900	8,339
	Panama (Republic of) 6.853% 3/28/2054	200	184
	Panama (Republic of) 4.50% 4/1/2056	1,139	740
	Panama (Republic of) 7.875% 3/1/2057	30,475	31,798
	Panama (Republic of) 3.87% 7/23/2060	2,286	1,309
	Panama (Republic of) 4.50% 1/19/2063	1,024	657
	Panther Escrow Issuer, LLC 7.125% 6/1/2031[8]	675	683
	Park Intermediate Holdings, LLC 4.875% 5/15/2029[8]	320	300
	Park Intermediate Holdings, LLC 7.00% 2/1/2030[8]	335	339
	Parker-Hannifin Corp. 3.25% 6/14/2029	70	64
	Party City Holdings, Inc. 12.00% PIK 1/11/2029[8,10]	168	163
	PepsiCo, Inc. 3.625% 3/19/2050	264	201
	PepsiCo, Inc. 2.75% 10/21/2051	586	372
	Performance Food Group, Inc. 5.50% 10/15/2027[8]	395	387
	Performance Food Group, Inc. 4.25% 8/1/2029[8]	500	456
	Permian Resources Operating, LLC 8.00% 4/15/2027[8]	225	230
	Permian Resources Operating, LLC 9.875% 7/15/2031[8]	325	360
	Permian Resources Operating, LLC 7.00% 1/15/2032[8]	300	308
	Peru (Republic of) 8.75% 11/21/2033	950	1,160
	Petroleos Mexicanos 4.25% 1/15/2025	1,979	1,952
	Petroleos Mexicanos 6.875% 10/16/2025	2,884	2,876
	Petroleos Mexicanos 6.875% 8/4/2026	8,616	8,443
	Petroleos Mexicanos 6.49% 1/23/2027	29,433	28,273
	Petroleos Mexicanos 6.50% 3/13/2027	41,760	39,818
	Petroleos Mexicanos 6.84% 1/23/2030	5,368	4,729
	Petroleos Mexicanos 5.95% 1/28/2031	400	323
	Petroleos Mexicanos 6.70% 2/16/2032	2,540	2,128
	Petroleos Mexicanos 6.95% 1/28/2060	350	232
	PETRONAS Capital, Ltd. 3.50% 4/21/2030[8]	365	335
	PETRONAS Capital, Ltd. 4.55% 4/21/2050[8]	2,340	2,031
	PETRONAS Capital, Ltd. 3.404% 4/28/2061	300	201
	Petrorio Luxembourg Holding SARL 6.125% 6/9/2026	5,990	5,856
	Pfizer Investment Enterprises Pte., Ltd. 4.75% 5/19/2033	10,901	10,626
	Pfizer Investment Enterprises Pte., Ltd. 5.30% 5/19/2053	4,376	4,224
	PG&E Corp. 5.00% 7/1/2028	910	876
	Philip Morris International, Inc. 1.75% 11/1/2030	503	410
	Philip Morris International, Inc. 5.125% 2/13/2031	238	236
	Philip Morris International, Inc. 5.75% 11/17/2032	9,986	10,201
	Philip Morris International, Inc. 5.375% 2/15/2033	9,870	9,806

22	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Philip Morris International, Inc. 5.625% 9/7/2033	USD1,000	$1,009
	Philippines (Republic of) 6.375% 10/23/2034	2,320	2,543
	Philippines (Republic of) 5.95% 10/13/2047	600	639
	PLDT, Inc. 2.50% 1/23/2031	380	320
	PLDT, Inc. 3.45% 6/23/2050	200	139
	Pluspetrol Camisea SA 6.24% 7/3/2036[8]	115	115
	PM General Purchaser, LLC 9.50% 10/1/2028[8]	448	458
	PNC Financial Services Group, Inc. 6.875% 10/20/2034 (USD-SOFR + 2.284% on 10/20/2033)[1]	7,930	8,647
	PNC Financial Services Group, Inc. 5.676% 1/22/2035 (USD-SOFR + 1.902% on 1/22/2034)[1]	2,300	2,313
	POSCO 5.75% 1/17/2028[8]	305	309
	POSCO Holdings, Inc. 4.875% 1/23/2027[8]	3,520	3,476
	Post Holdings, Inc. 5.625% 1/15/2028[8]	1,030	1,015
	Post Holdings, Inc. 5.50% 12/15/2029[8]	490	473
	Post Holdings, Inc. 4.625% 4/15/2030[8]	535	492
	Post Holdings, Inc. 6.25% 2/15/2032[8]	833	835
	Prestige Auto Receivables Trust, Series 2023-1, Class A2, 5.88% 3/16/2026[7,8]	1,672	1,672
	Procter & Gamble Co. 0.55% 10/29/2025	1,792	1,691
	Procter & Gamble Co. 1.00% 4/23/2026	338	316
	Procter & Gamble Co. 3.95% 1/26/2028	2,500	2,449
	Procter & Gamble Co. 1.20% 10/29/2030	1,685	1,373
	Prologis, LP 4.75% 6/15/2033	1,362	1,314
	Prologis, LP 5.00% 3/15/2034	685	670
	Prologis, LP 5.25% 6/15/2053	74	70
	Prologis, LP 5.25% 3/15/2054	70	66
	Prudential Financial, Inc. 3.905% 12/7/2047	250	192
	PT Bank Negara Indonesia (Persero) Tbk 4.30% junior subordinated perpetual bonds (5-year UST Yield Curve Rate T Note Constant Maturity + 3.466% on 3/24/2027)[1]	21,509	19,987
	PTTEP Treasury Center Co., Ltd. 2.587% 6/10/2027[8]	230	213
	Public Service Company of Colorado 5.35% 5/15/2034	2,321	2,302
	Public Service Company of Colorado 3.20% 3/1/2050	856	564
	Public Service Company of Colorado 2.70% 1/15/2051	274	162
	Public Service Company of Colorado 5.25% 4/1/2053	3,846	3,518
	Public Service Company of Colorado 5.75% 5/15/2054	700	692
	Public Storage Operating Co. 5.125% 1/15/2029	1,303	1,315
	Public Storage Operating Co. 5.10% 8/1/2033	397	394
	Qatar Energy 3.125% 7/12/2041[8]	16,050	11,979
	QVC, Inc. 4.45% 2/15/2025	450	443
	Radiology Partners, Inc. 3.50% PIK and 4.28% Cash 1/31/2029[8,10]	749	703
	Radiology Partners, Inc. 9.78% PIK 2/15/2030[8,10]	1,972	1,580
	Radiology Partners, Inc., Term Loan B, (3-month USD CME Term SOFR + 5.00%) 1.50% PIK and 9.08% Cash 1/31/2029[6,9,10]	386	368
	Raizen Fuels Finance SA 6.45% 3/5/2034[8]	7,050	7,166
	Raizen Fuels Finance SA 6.95% 3/5/2054[8]	935	952
	Rakuten Group, Inc. 9.75% 4/15/2029[8]	350	361
	Range Resources Corp. 8.25% 1/15/2029	135	140
	Range Resources Corp. 4.75% 2/15/2030[8]	1,140	1,070
	Regeneron Pharmaceuticals, Inc. 1.75% 9/15/2030	5,949	4,902
	Reliance Industries, Ltd. 3.625% 1/12/2052	250	175
	Reworld Holding Corp. 4.875% 12/1/2029[8]	145	132
	RHP Hotel Properties, LP 7.25% 7/15/2028[8]	391	405
	RHP Hotel Properties, LP 4.50% 2/15/2029[8]	560	526
	RLJ Lodging Trust, LP 4.00% 9/15/2029[8]	440	389
	Roche Holdings, Inc. 5.593% 11/13/2033[8]	1,823	1,891
	Romania 7.625% 1/17/2053[8]	346	375
	Royal Caribbean Cruises, Ltd. 6.25% 3/15/2032[8]	325	328
	RTX Corp. 5.00% 2/27/2026	250	249
	RTX Corp. 5.75% 11/8/2026	1,000	1,011
	RTX Corp. 3.125% 5/4/2027	250	237
	RTX Corp. 5.75% 1/15/2029	2,000	2,054
	RTX Corp. 6.00% 3/15/2031	708	738
	RTX Corp. 1.90% 9/1/2031	722	580
	RTX Corp. 6.10% 3/15/2034	728	767
	RTX Corp. 2.82% 9/1/2051	750	457
	RTX Corp. 3.03% 3/15/2052	500	319
	RTX Corp. 5.375% 2/27/2053	1,000	951
	RTX Corp. 6.40% 3/15/2054	102	111

Capital World Bond Fund	23

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Ryan Specialty Group, LLC 4.375% 2/1/2030[8]	USD555	$515
	Sally Holdings, LLC 6.75% 3/1/2032	560	554
	Sands China, Ltd. 2.30% 3/8/2027	400	365
	Sands China, Ltd. 5.40% 8/8/2028	17,620	17,263
	Sands China, Ltd. 3.25% 8/8/2031	6,600	5,565
	Santander Holdings USA, Inc. 3.244% 10/5/2026	7,197	6,823
	Saskatchewan (Province of) 3.25% 6/8/2027	1,073	1,028
	Sasol Financing USA, LLC 8.75% 5/3/2029[2]	11,550	11,758
	Sats Treasury Pte., Ltd. 4.828% 1/23/2029	2,290	2,265
	Saturn Oil & Gas, Inc. 9.625% 6/15/2029[8]	480	485
	Saudi Arabia (Kingdom of) 3.625% 3/4/2028	2,800	2,668
	Saudi Arabia (Kingdom of) 4.875% 7/18/2033[8]	595	581
	Saudi Arabia (Kingdom of) 5.75% 1/16/2054[8]	5,000	4,885
	Saudi Arabia (Kingdom of) 5.75% 1/16/2054	3,972	3,881
	Scientific Games Holdings, LP 6.625% 3/1/2030[8]	616	601
	SCIH Salt Holdings, Inc. 4.875% 5/1/2028[8]	280	261
	SCIH Salt Holdings, Inc. 6.625% 5/1/2029[8]	860	810
	Seadrill Finance, Ltd. 8.375% 8/1/2030[8]	550	575
	Seagate HDD Cayman 8.50% 7/15/2031	375	404
	Sealed Air Corp. 6.50% 7/15/2032[8]	790	786
	Sensata Technologies BV 4.00% 4/15/2029[8]	620	570
	Sensata Technologies, Inc. 3.75% 2/15/2031[8]	160	140
	Serbia (Republic of) 6.25% 5/26/2028[8]	1,962	1,988
	Serbia (Republic of) 6.50% 9/26/2033[8]	1,378	1,400
	Service Corp. International 4.00% 5/15/2031	475	424
	Service Properties Trust 4.75% 10/1/2026	157	147
	Service Properties Trust 4.95% 2/15/2027	722	657
	Service Properties Trust 3.95% 1/15/2028	340	285
	Service Properties Trust 8.375% 6/15/2029	825	812
	Service Properties Trust 4.95% 10/1/2029	358	272
	Service Properties Trust 4.375% 2/15/2030	741	524
	Service Properties Trust 8.625% 11/15/2031[8]	1,279	1,334
	ServiceNow, Inc. 1.40% 9/1/2030	10,473	8,507
	Shell International Finance BV 3.00% 11/26/2051	2,990	1,959
	Sherwin-Williams Co. 3.45% 6/1/2027	792	755
	Sherwin-Williams Co. 2.95% 8/15/2029	500	451
	Sherwin-Williams Co. 3.30% 5/15/2050	750	511
	Sherwin-Williams Co. 2.90% 3/15/2052	250	156
	Sirius XM Radio, Inc. 3.125% 9/1/2026[8]	250	235
	Sirius XM Radio, Inc. 5.00% 8/1/2027[8]	200	192
	Sirius XM Radio, Inc. 4.00% 7/15/2028[8]	1,000	904
	Sirius XM Radio, Inc. 4.125% 7/1/2030[8]	1,019	871
	Sirius XM Radio, Inc. 3.875% 9/1/2031[8]	2,356	1,925
	SK hynix, Inc. 3.00% 9/17/2024	10,652	10,590
	SK hynix, Inc. 1.50% 1/19/2026	3,298	3,097
	SK hynix, Inc. 1.50% 1/19/2026[8]	552	518
	SK hynix, Inc. 6.375% 1/17/2028[8]	200	206
	SK hynix, Inc. 6.375% 1/17/2028	200	206
	SK hynix, Inc. 2.375% 1/19/2031[8]	294	242
	SM Energy Co. 6.50% 7/15/2028	135	134
	SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 6.883% 11/15/2052[6,7,8]	4,298	4,355
	Sonic Automotive, Inc. 4.625% 11/15/2029[8]	425	384
	Sonic Automotive, Inc. 4.875% 11/15/2031[8]	1,020	899
	South Africa (Republic of) 5.875% 6/22/2030	1,100	1,047
	Southern California Edison Co. 2.85% 8/1/2029	1,100	988
	Southern California Edison Co. 5.45% 6/1/2031	2,942	2,964
	Southern California Edison Co. 5.20% 6/1/2034	2,176	2,126
	Southern California Edison Co. 3.65% 2/1/2050	596	424
	Southern California Edison Co. 2.95% 2/1/2051	6,231	3,871
	Southern California Edison Co. 3.45% 2/1/2052	6,682	4,543
	Southern California Edison Co. 5.875% 12/1/2053	3,981	3,978
	Southwestern Electric Power Co. 3.25% 11/1/2051	675	427
	Southwestern Public Service Co. 6.00% 6/1/2054	225	225
	Spirit AeroSystems, Inc. 4.60% 6/15/2028	262	246
	Spirit AeroSystems, Inc. 9.375% 11/30/2029[8]	871	939
	Spirit AeroSystems, Inc. 9.75% 11/15/2030[8]	1,157	1,278
	Spirit AeroSystems, Inc., Term Loan, (3-month CME Term SOFR + 4.25%) 9.58% 1/15/2027[6,9]	20	20

24	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[1,8]	USD3,500	$3,353
	Standard Chartered PLC 4.866% 3/15/2033 (5-year USD-ICE Swap + 1.97% on 3/15/2028)[1]	1,200	1,150
	Standard Chartered PLC 5.905% 5/14/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.45% on 5/14/2034)[1,8]	6,796	6,740
	Standard Chartered PLC 3.265% 2/18/2036 (5-year UST Yield Curve Rate T Note Constant Maturity + 2.30% on 2/18/2031)[1,8]	957	806
	Star Parent, Inc. 9.00% 10/1/2030[8]	100	105
	Station Casinos, LLC 6.625% 3/15/2032[8]	205	204
	Stellantis Finance US, Inc. 1.711% 1/29/2027[8]	4,000	3,646
	Stellantis Finance US, Inc. 5.625% 1/12/2028[8]	6,204	6,287
	Stellantis Finance US, Inc. 2.691% 9/15/2031[8]	2,960	2,448
	Stellantis Finance US, Inc. 6.375% 9/12/2032[8]	760	795
	Stericycle, Inc. 3.875% 1/15/2029[8]	90	84
	Stillwater Mining Co. 4.00% 11/16/2026[2]	11,042	10,103
	Stillwater Mining Co. 4.50% 11/16/2029[2]	1,300	1,060
	STL Holding Co., LLC 8.75% 2/15/2029[8]	275	287
	Summit Digitel Infrastructure Pvt, Ltd. 2.875% 8/12/2031[8]	735	610
	Summit Materials, LLC 7.25% 1/15/2031[8]	730	757
	Sunoco, LP 7.00% 5/1/2029[8]	195	200
	Sunoco, LP 4.50% 5/15/2029	1,550	1,451
	Sunoco, LP 4.50% 4/30/2030	160	148
	Superior Plus, LP 4.50% 3/15/2029[8]	148	136
	Surgery Center Holdings, Inc. 7.25% 4/15/2032[8]	270	273
	Surgery Center Holdings, Inc., Term Loan B2, (1-month USD CME Term SOFR + 2.75%) 8.092% 12/19/2030[6,9]	90	90
	Swiss Re Finance (Luxembourg) SA 5.00% 4/2/2049 (5-year UST Yield Curve Rate T Note Constant Maturity + 3.582% on 4/2/2029)[1,8]	1,400	1,352
	Synchrony Financial 2.875% 10/28/2031	3,925	3,149
	Talen Energy Supply, LLC 8.625% 6/1/2030[8]	1,670	1,782
	Talen Energy Supply, LLC, Term Loan B, (3-month USD CME Term SOFR + 3.50%) 8.827% 5/17/2030[6,9]	426	430
	Talos Production, Inc. 9.00% 2/1/2029[8]	850	893
	Talos Production, Inc. 9.375% 2/1/2031[8]	580	613
	Tencent Holdings, Ltd. 3.975% 4/11/2029	250	238
	Tencent Holdings, Ltd. 2.39% 6/3/2030[8]	300	258
	Tencent Holdings, Ltd. 3.68% 4/22/2041	1,535	1,195
	Tencent Holdings, Ltd. 3.24% 6/3/2050[8]	9,220	6,042
	Tencent Holdings, Ltd. 3.24% 6/3/2050	1,965	1,288
	Tencent Holdings, Ltd. 3.84% 4/22/2051	4,082	2,976
	Tenet Healthcare Corp. 4.625% 6/15/2028	350	333
	Tenet Healthcare Corp. 6.75% 5/15/2031	1,090	1,107
	Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	17,070	16,034
	Teva Pharmaceutical Finance Netherlands III BV 8.125% 9/15/2031	461	513
	Teva Pharmaceutical Finance Netherlands III BV 4.10% 10/1/2046	855	598
	Texas Instruments, Inc. 4.60% 2/8/2029	1,600	1,592
	Texas Instruments, Inc. 4.85% 2/8/2034	1,144	1,134
	Thaioil Treasury Center Co., Ltd. 3.50% 10/17/2049	200	135
	Thermo Fisher Scientific, Inc. 4.80% 11/21/2027	1,200	1,195
	Tierra Mojada Luxembourg II SARL 5.75% 12/1/2040	9,293	8,390
	TK Elevator U.S. Newco, Inc. 5.25% 7/15/2027[8]	300	291
	T-Mobile USA, Inc. 5.05% 7/15/2033	946	926
	T-Mobile USA, Inc. 3.00% 2/15/2041	1,376	985
	T-Mobile USA, Inc. 5.65% 1/15/2053	1,700	1,676
	T-Mobile USA, Inc. 5.75% 1/15/2054	1,065	1,061
	TNB Global Ventures Capital Bhd 3.244% 10/19/2026	500	477
	TotalEnergies Capital SA 5.15% 4/5/2034	1,184	1,185
	TotalEnergies Capital SA 5.488% 4/5/2054	1,320	1,303
	Toyota Motor Credit Corp. 1.90% 4/6/2028	1,067	958
	Toyota Motor Credit Corp. 4.55% 5/17/2030	2,000	1,955
	TransDigm, Inc. 5.50% 11/15/2027	835	821
	TransDigm, Inc. 4.625% 1/15/2029	320	299
	TransDigm, Inc. 6.375% 3/1/2029[8]	350	352
	TransDigm, Inc. 4.875% 5/1/2029	500	469
	TransDigm, Inc. 6.875% 12/15/2030[8]	135	138
	TransDigm, Inc. 6.625% 3/1/2032[8]	275	278
	Transocean Aquila, Ltd. 8.00% 9/30/2028[8]	100	102
	Transocean Titan Financing, Ltd. 8.375% 2/1/2028[8]	1,217	1,257

Capital World Bond Fund	25

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Transocean, Inc. 8.25% 5/15/2029[8]	USD185	$186
	Transocean, Inc. 8.75% 2/15/2030[8]	401	421
	Transocean, Inc. 8.50% 5/15/2031[8]	440	441
	Transocean, Inc. 6.80% 3/15/2038	750	623
	TreeHouse Foods, Inc. 4.00% 9/1/2028	310	279
	Treehouse Park Improvement Association No.1 9.75% 12/1/2033[3,8]	800	782
	Tricon Residential Trust, Series 2023-SFR1, Class B, 5.10% 7/17/2040[7,8]	1,467	1,423
	Tricon Residential Trust, Series 2023-SFR1, Class C, 5.10% 7/17/2040[7,8]	317	305
	Trident TPI Holdings, Inc. 12.75% 12/31/2028[8]	500	547
	Triumph Group, Inc. 9.00% 3/15/2028[8]	227	238
	Truist Financial Corp. 7.161% 10/30/2029 (USD-SOFR + 2.446% on 10/30/2028)[1]	791	840
	Truist Financial Corp. 5.867% 6/8/2034 (USD-SOFR + 2.361% on 6/8/2033)[1]	2,294	2,313
	Truist Financial Corp. 5.711% 1/24/2035 (USD-SOFR + 1.922% on 1/24/2034)[1]	6,487	6,462
	Truist Insurance Holdings, LLC, Term Loan, (1-month USD CME Term SOFR + 4.75%) 10.073% 3/8/2032[6,9]	1,605	1,640
	Turkey (Republic of) 6.00% 1/14/2041	2,500	2,081
	U.S. Treasury 1.75% 3/15/2025	550	537
	U.S. Treasury 2.875% 4/30/2025	72	70
	U.S. Treasury 3.875% 4/30/2025	5,000	4,946
	U.S. Treasury 0.25% 6/30/2025	1,895	1,806
	U.S. Treasury 4.625% 6/30/2025	20	20
	U.S. Treasury 3.125% 8/15/2025	2,500	2,448
	U.S. Treasury 5.00% 9/30/2025	1,350	1,350
	U.S. Treasury 0.25% 10/31/2025	45	42
	U.S. Treasury 3.00% 10/31/2025	718	699
	U.S. Treasury 4.50% 11/15/2025	29	29
	U.S. Treasury 4.00% 12/15/2025	307	303
	U.S. Treasury 4.25% 1/31/2026	11,121	11,015
	U.S. Treasury 1.625% 2/15/2026	4,000	3,800
	U.S. Treasury 4.625% 2/28/2026	30	30
	U.S. Treasury 0.75% 3/31/2026	2,000	1,865
	U.S. Treasury 2.25% 3/31/2026	25	24
	U.S. Treasury 4.875% 4/30/2026	28,775	28,818
	U.S. Treasury 3.625% 5/15/2026	85	83
	U.S. Treasury 4.625% 6/30/2026	29	29
	U.S. Treasury 4.50% 7/15/2026	11,597	11,548
	U.S. Treasury 4.625% 9/15/2026	7,692	7,682
	U.S. Treasury 4.625% 11/15/2026	2,599	2,598
	U.S. Treasury 1.625% 11/30/2026	25	23
	U.S. Treasury 4.375% 12/15/2026	6,506	6,470
	U.S. Treasury 4.00% 1/15/2027	22	22
	U.S. Treasury 2.25% 2/15/2027	4,550	4,290
	U.S. Treasury 4.125% 2/15/2027	11,699	11,564
	U.S. Treasury 4.25% 3/15/2027	5,000	4,960
	U.S. Treasury 2.50% 3/31/2027	3,853	3,652
	U.S. Treasury 4.50% 4/15/2027	2,649	2,645
	U.S. Treasury 0.50% 4/30/2027	300	268
	U.S. Treasury 2.75% 4/30/2027	3,280	3,125
	U.S. Treasury 2.625% 5/31/2027	4,320	4,097
	U.S. Treasury 4.625% 6/15/2027	3,180	3,189
	U.S. Treasury 2.75% 7/31/2027	3,900	3,703
	U.S. Treasury 4.125% 9/30/2027[13]	71,995	71,193
	U.S. Treasury 3.875% 11/30/2027	5,250	5,150
	U.S. Treasury 2.75% 2/15/2028	310	292
	U.S. Treasury 1.125% 2/29/2028	8,937	7,940
	U.S. Treasury 4.00% 2/29/2028	5,688	5,601
	U.S. Treasury 1.25% 3/31/2028	2,730	2,431
	U.S. Treasury 3.625% 3/31/2028	— [11]	— [11]
	U.S. Treasury 1.25% 5/31/2028	1,715	1,520
	U.S. Treasury 3.625% 5/31/2028	350	340
	U.S. Treasury 1.25% 6/30/2028	2,119	1,874
	U.S. Treasury 4.00% 6/30/2028	413	407
	U.S. Treasury 2.875% 8/15/2028	1,030	971
	U.S. Treasury 1.125% 8/31/2028	15,000	13,140
	U.S. Treasury 4.375% 8/31/2028	7,970	7,958
	U.S. Treasury 4.625% 9/30/2028	840	847
	U.S. Treasury 3.75% 12/31/2028	1,286	1,253
	U.S. Treasury 4.00% 1/31/2029	1,146	1,128
	U.S. Treasury 4.125% 3/31/2029	1,174	1,162

26	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	U.S. Treasury 4.625% 4/30/2029	USD60,912	$61,600
	U.S. Treasury 4.50% 5/31/2029	500	503
	U.S. Treasury 3.25% 6/30/2029	1,700	1,615
	U.S. Treasury 4.25% 6/30/2029	1,212	1,207
	U.S. Treasury 1.625% 8/15/2029	7,095	6,219
	U.S. Treasury 3.875% 12/31/2029	2,000	1,953
	U.S. Treasury 1.50% 2/15/2030	240	206
	U.S. Treasury 0.625% 5/15/2030	17,634	14,250
	U.S. Treasury 3.75% 5/31/2030	9,581	9,280
	U.S. Treasury 0.625% 8/15/2030	20	16
	U.S. Treasury 4.625% 9/30/2030	2,880	2,921
	U.S. Treasury 4.375% 11/30/2030	7,800	7,807
	U.S. Treasury 4.00% 1/31/2031	124	121
	U.S. Treasury 4.25% 2/28/2031	1,900	1,888
	U.S. Treasury 4.125% 3/31/2031	1,900	1,874
	U.S. Treasury 4.625% 4/30/2031	24	24
	U.S. Treasury 1.625% 5/15/2031	2,810	2,358
	U.S. Treasury 1.25% 8/15/2031	1,114	904
	U.S. Treasury 2.875% 5/15/2032	18,675	16,823
	U.S. Treasury 3.375% 5/15/2033	12,950	12,002
	U.S. Treasury 3.875% 8/15/2033[13]	58,488	56,272
	U.S. Treasury 4.50% 11/15/2033	1,053	1,063
	U.S. Treasury 4.375% 5/15/2034[13]	37,528	37,543
	U.S. Treasury 4.50% 8/15/2039	2,270	2,277
	U.S. Treasury 4.375% 11/15/2039	1,500	1,484
	U.S. Treasury 4.625% 2/15/2040	1,500	1,524
	U.S. Treasury 1.125% 8/15/2040	2,742	1,669
	U.S. Treasury 1.375% 11/15/2040	265	167
	U.S. Treasury 1.875% 2/15/2041[13]	11,918	8,147
	U.S. Treasury 2.25% 5/15/2041	7,922	5,734
	U.S. Treasury 1.75% 8/15/2041	6,287	4,155
	U.S. Treasury 2.00% 11/15/2041	669	460
	U.S. Treasury 3.125% 11/15/2041	100	82
	U.S. Treasury 2.375% 2/15/2042	2,504	1,823
	U.S. Treasury 3.00% 5/15/2042	481	386
	U.S. Treasury 3.25% 5/15/2042	5,327	4,430
	U.S. Treasury 2.75% 8/15/2042	100	77
	U.S. Treasury 2.75% 11/15/2042	1,000	767
	U.S. Treasury 4.00% 11/15/2042	245	226
	U.S. Treasury 3.875% 2/15/2043	160	145
	U.S. Treasury 2.875% 5/15/2043	1,800	1,398
	U.S. Treasury 3.875% 5/15/2043[13]	11,170	10,081
	U.S. Treasury 4.375% 8/15/2043	111	107
	U.S. Treasury 4.75% 11/15/2043	670	679
	U.S. Treasury 4.50% 2/15/2044	8,586	8,424
	U.S. Treasury 3.375% 5/15/2044	1,550	1,292
	U.S. Treasury 4.625% 5/15/2044	262	262
	U.S. Treasury 2.50% 2/15/2045	1,900	1,356
	U.S. Treasury 3.00% 5/15/2045	655	510
	U.S. Treasury 2.875% 8/15/2045	1,250	950
	U.S. Treasury 3.00% 11/15/2045	970	751
	U.S. Treasury 2.50% 2/15/2046	1,500	1,057
	U.S. Treasury 3.00% 2/15/2048	4,320	3,288
	U.S. Treasury 3.125% 5/15/2048	800	622
	U.S. Treasury 2.00% 2/15/2050	20,560	12,493
	U.S. Treasury 1.25% 5/15/2050[13]	12,110	6,005
	U.S. Treasury 1.375% 8/15/2050	1,605	822
	U.S. Treasury 1.875% 2/15/2051	1,552	907
	U.S. Treasury 2.375% 5/15/2051	2,049	1,350
	U.S. Treasury 2.00% 8/15/2051[13]	37,600	22,594
	U.S. Treasury 1.875% 11/15/2051	2,099	1,219
	U.S. Treasury 2.25% 2/15/2052[13]	57,500	36,648
	U.S. Treasury 2.875% 5/15/2052	3,157	2,315
	U.S. Treasury 3.00% 8/15/2052	1,843	1,387
	U.S. Treasury 4.00% 11/15/2052	5,330	4,858
	U.S. Treasury 3.625% 2/15/2053	1,126	958
	U.S. Treasury 3.625% 5/15/2053	7,444	6,337
	U.S. Treasury 4.125% 8/15/2053	1,215	1,132
	U.S. Treasury 4.75% 11/15/2053	4,320	4,468

Capital World Bond Fund	27

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	U.S. Treasury 4.25% 2/15/2054	USD6,312	$6,013
	U.S. Treasury 4.625% 5/15/2054	24,662	25,002
	U.S. Treasury Inflation-Protected Security 0.125% 4/15/2025[5]	21,536	20,956
	U.S. Treasury Inflation-Protected Security 0.125% 7/15/2026[5]	5,232	5,002
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2051[5,13]	17,653	10,189
	U.S. Treasury Inflation-Protected Security 0.125% 2/15/2052[5]	1,439	815
	U.S. Treasury Inflation-Protected Security 1.50% 2/15/2053[5]	2,542	2,132
	Uber Technologies, Inc. 8.00% 11/1/2026[8]	890	899
	UBS Group AG 4.49% 8/5/2025 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.60% on 8/5/2024)[1,8]	7,050	7,039
	UBS Group AG 3.869% 1/12/2029 (3-month USD-LIBOR + 1.41% on 1/12/2028)[1,8,14]	3,799	3,587
	UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029)[1,8]	2,000	1,996
	UBS Group AG 4.194% 4/1/2031 (USD-SOFR + 3.73% on 4/1/2030)[1,8]	4,000	3,735
	UBS Group AG 5.699% 2/8/2035 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.77% on 2/8/2034)[1,8]	6,000	5,996
	UKG, Inc. 6.875% 2/1/2031[8]	1,782	1,806
	UKG, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.25%) 8.576% 2/10/2031[6,9]	423	425
	Ukraine 6.876% 5/21/2031[4]	9,540	2,740
	UniCredit SpA 5.459% 6/30/2035 (5-year UST Yield Curve Rate T Note Constant Maturity + 4.75% on 6/30/2030)[1,8]	16,050	15,045
	Uniform Mortgage-Backed Security 2.50% 7/1/2054[7,12]	9,836	8,033
	Uniform Mortgage-Backed Security 3.00% 7/1/2054[7,12]	7,531	6,407
	Uniform Mortgage-Backed Security 3.50% 7/1/2054[7,12]	16,000	14,162
	Uniform Mortgage-Backed Security 4.50% 7/1/2054[7,12]	28,498	26,869
	Uniform Mortgage-Backed Security 5.00% 7/1/2054[7,12]	50,982	49,277
	Uniform Mortgage-Backed Security 5.50% 7/1/2054[7,12]	191,029	188,425
	Uniform Mortgage-Backed Security 6.00% 7/1/2054[7,12]	107,484	107,799
	Uniform Mortgage-Backed Security 6.50% 7/1/2054[7,12]	89,120	90,714
	Uniform Mortgage-Backed Security 7.00% 7/1/2054[7,12]	2,727	2,805
	Uniform Mortgage-Backed Security 3.00% 8/1/2054[7,12]	2,729	2,324
	Uniform Mortgage-Backed Security 3.50% 8/1/2054[7,12]	14,000	12,394
	Uniform Mortgage-Backed Security 4.50% 8/1/2054[7,12]	10,043	9,472
	Uniform Mortgage-Backed Security 6.00% 8/1/2054[7,12]	216,247	216,780
	Uniform Mortgage-Backed Security 6.50% 8/1/2054[7,12]	77,578	78,918
	Uniform Mortgage-Backed Security 7.00% 8/1/2054[7,12]	18,121	18,627
	Union Pacific Corp. 2.80% 2/14/2032	2,000	1,726
	Union Pacific Corp. 4.30% 3/1/2049	1,550	1,292
	United Mexican States 4.875% 5/19/2033	210	194
	United Mexican States 6.00% 5/7/2036	880	859
	United Mexican States 6.338% 5/4/2053	3,120	2,950
	United Mexican States 6.40% 5/7/2054	910	869
	United Mexican States 3.771% 5/24/2061	1,300	800
	United Natural Foods, Inc., Term Loan B, (3-month USD CME Term SOFR + 4.75%) 10.094% 5/1/2031[6,9]	400	402
	United Rentals (North America), Inc. 3.875% 2/15/2031	840	750
	United Rentals (North America), Inc. 6.125% 3/15/2034[8]	100	100
	UnitedHealth Group, Inc. 3.70% 5/15/2027	1,423	1,377
	UnitedHealth Group, Inc. 4.20% 5/15/2032	1,365	1,285
	UnitedHealth Group, Inc. 4.50% 4/15/2033	500	478
	UnitedHealth Group, Inc. 4.25% 6/15/2048	757	626
	UnitedHealth Group, Inc. 3.25% 5/15/2051	731	502
	UnitedHealth Group, Inc. 4.75% 5/15/2052	230	204
	UnitedHealth Group, Inc. 5.375% 4/15/2054	500	486
	Universal Entertainment Corp. 8.75% 12/11/2024[8]	900	970
	Univision Communications, Inc. 6.625% 6/1/2027[8]	200	192
	Univision Communications, Inc. 8.00% 8/15/2028[8]	420	410
	Univision Communications, Inc. 4.50% 5/1/2029[8]	1,775	1,494
	Univision Communications, Inc. 7.375% 6/30/2030[8]	50	47
	US Foods, Inc. 4.625% 6/1/2030[8]	585	544
	USA Compression Partners, LP 7.125% 3/15/2029[8]	165	166
	USI, Inc. 7.50% 1/15/2032[8]	200	203
	Vail Resorts, Inc. 6.50% 5/15/2032[8]	325	329
	Vale Overseas, Ltd. 6.40% 6/28/2054	275	272
	Vale Overseas, Ltd. 3.75% 7/8/2030	5	5
	Valvoline, Inc. 3.625% 6/15/2031[8]	758	654
	Velocity Vehicle Group, LLC 8.00% 6/1/2029[8]	185	190

28	Capital World Bond Fund

Bonds, notes & other debt instruments (continued)		Principal amount (000)	Value (000)
U.S. dollars (continued)
	Venator Material, LLC, Term Loan, (3-month USD CME Term SOFR + 2.00%) 8.00% PIK and 7.31% Cash 1/16/2026[6,9,10]	USD81	$82
	Venator Material, LLC, Term Loan, (USD-SOFR + 10.00%) 8.00% PIK and 7.33% Cash 10/10/2028[6,9,10]	170	170
	Venture Global Calcasieu Pass, LLC 3.875% 8/15/2029[8]	610	556
	Venture Global Calcasieu Pass, LLC 6.25% 1/15/2030[8]	189	192
	Venture Global Calcasieu Pass, LLC 4.125% 8/15/2031[8]	1,215	1,091
	Venture Global LNG, Inc. 8.125% 6/1/2028[8]	500	516
	Venture Global LNG, Inc. 9.50% 2/1/2029[8]	500	548
	Veralto Corp. 5.35% 9/18/2028[8]	3,250	3,265
	Veralto Corp. 5.45% 9/18/2033[8]	2,500	2,496
	Verizon Communications, Inc. 1.75% 1/20/2031	1,212	981
	Verizon Communications, Inc. 3.40% 3/22/2041	1,800	1,377
	Verizon Communications, Inc. 3.55% 3/22/2051	794	572
	Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028)[1,7,8]	5,190	5,213
	Viasat, Inc. 6.50% 7/15/2028[8]	825	625
	Viasat, Inc. 7.50% 5/30/2031[8]	575	383
	VICI Properties, LP 4.375% 5/15/2025	996	984
	VICI Properties, LP 4.625% 6/15/2025[8]	751	742
	VICI Properties, LP 4.50% 1/15/2028[8]	642	618
	VICI Properties, LP 4.75% 2/15/2028	2,064	2,018
	VICI Properties, LP 4.95% 2/15/2030	2,267	2,189
	VICI Properties, LP 5.125% 5/15/2032	905	863
	Vigorous Champion International, Ltd. 4.25% 5/28/2029	1,000	941
	Vital Energy, Inc. 7.875% 4/15/2032[8]	555	565
	W&T Offshore, Inc. 11.75% 2/1/2026[8]	325	335
	Wand NewCo 3, Inc. 7.625% 1/30/2032[8]	975	1,008
	Wand NewCo 3, Inc., Term Loan B, (3-month USD CME Term SOFR + 3.75%) 9.094% 1/30/2031[6,9]	205	207
	WarnerMedia Holdings, Inc. 4.279% 3/15/2032	3,173	2,770
	WarnerMedia Holdings, Inc. 5.05% 3/15/2042	11,988	9,756
	WarnerMedia Holdings, Inc. 5.141% 3/15/2052	1,700	1,324
	Warrior Met Coal, Inc. 7.875% 12/1/2028[8]	152	155
	WASH Multifamily Acquisition, Inc. 5.75% 4/15/2026[8]	1,572	1,538
	Weatherford International, Ltd. 8.625% 4/30/2030[8]	598	620
	Wells Fargo & Co. 3.526% 3/24/2028 (USD-SOFR + 1.51% on 3/24/2027)[1]	6,204	5,919
	Wells Fargo & Co. 4.611% 4/25/2053 (USD-SOFR + 2.13% on 4/25/2052)[1]	9,952	8,512
	WESCO Distribution, Inc. 6.625% 3/15/2032[8]	725	734
	Westlake Automobile Receivables Trust, Series 2023-1, Class A2A, 5.51% 6/15/2026[7,8]	2,558	2,558
	Westlake Automobile Receivables Trust, Series 2023-1, Class A3, 5.21% 1/18/2028[7,8]	1,769	1,763
	Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028[7,8]	379	378
	Westpac Banking Corp. 2.894% 2/4/2030 (5-year UST Yield Curve Rate T Note Constant Maturity + 1.35% on 2/4/2025)[1]	8,440	8,275
	Westpac Banking Corp. 2.963% 11/16/2040	400	281
	Williams Companies, Inc. 5.15% 3/15/2034	946	923
	Willis North America, Inc. 4.65% 6/15/2027	375	369
	Willis North America, Inc. 5.35% 5/15/2033	1,500	1,472
	Willis North America, Inc. 5.90% 3/5/2054	250	243
	WMG Acquisition Corp. 3.75% 12/1/2029[8]	822	746
	WMG Acquisition Corp. 3.875% 7/15/2030[8]	885	791
	WMG Acquisition Corp. 3.00% 2/15/2031[8]	605	522
	Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,2,3]	680	662
	Wyndham Hotels & Resorts, Inc. 4.375% 8/15/2028[8]	830	774
	Wynn Resorts Finance, LLC 7.125% 2/15/2031[8]	277	287
	Xcel Energy, Inc. 2.35% 11/15/2031	535	433
	Xcel Energy, Inc. 5.45% 8/15/2033	1,579	1,552
	Xcel Energy, Inc. 5.50% 3/15/2034	2,976	2,933
	Xcel Energy, Inc. 3.50% 12/1/2049	219	149
	Xerox Holdings Corp. 8.875% 11/30/2029[8]	400	382
	Xiaomi Best Time International, Ltd. 2.875% 7/14/2031[8]	380	318
	Xiaomi Best Time International, Ltd. 4.10% 7/14/2051	200	143
			4,904,390
	Total bonds, notes & other debt instruments (cost: $9,650,918,000)		9,086,524

Capital World Bond Fund	29

Convertible bonds & notes 0.03%		Principal amount (000)	Value (000)
U.S. dollars 0.03%
Airbnb, Inc., convertible notes, 0% 3/15/2026		USD543	$497
Carnival Corp., convertible notes, 5.75% 12/1/2027		195	319
Coinbase Global, Inc., convertible notes, 0.50% 6/1/2026		150	155
DISH Network Corp., convertible notes, 3.375% 8/15/2026		390	244
Duke Energy Corp., convertible notes, 4.125% 4/15/2026		230	230
Marriott Vacations Worldwide Corp., convertible notes, 3.25% 12/15/2027		236	216
PENN Entertainment, Inc. 2.75% 5/15/2026		87	96
Royal Caribbean Cruises, Ltd., convertible notes, 6.00% 8/15/2025		152	491
Spirit AeroSystems, Inc., convertible notes, 3.25% 11/1/2028[8]		242	317
			2,565
Total convertible bonds & notes (cost: $2,492,000)			2,565
Preferred securities 0.00%		Shares
U.S. dollars 0.00%
ACR III LSC Holdings, LLC, Series B, preferred shares[3,8,15]		278	475
Total preferred securities (cost: $287,000)			475
Common stocks 0.02%
U.S. dollars 0.02%
Venator Materials PLC[3,15]		706	498
Constellation Oil Services Holding SA, Class B-1[3,15]		3,023,297	484
Endo, Inc.[15]		9,266	261
Endo, Inc.[8,15]		3,185	89
Endo, Inc. GUC 6.00% Escrow[3,15]		625,000	— [11]
Endo, Inc., 1L 6.125% Escrow[3,15]		805,000	— [11]
Party City Holdco, Inc.[3,15]		8,980	156
Party City Holdco, Inc.[3,8,15]		89	2
WeWork, Inc.[3,15]		12,449	125
Altera Infrastructure, LP3,15		77	6
Bighorn Permian Resources, LLC[3]		2,668	— [11]
Total common stocks (cost: $1,864,000)			1,621
Investment funds 0.00%
Capital Group Central Corporate Bond Fund[16]		24,596	203
Total investment funds (cost: $200,000)			203
Short-term securities 17.56%
Money market investments 14.64%
Capital Group Central Cash Fund 5.37%[16,17]		14,574,251	1,457,425
	Weighted average yield at acquisition	Principal amount (000)
Bills & notes of governments & government agencies outside the U.S. 2.92%
Egypt (Arab Republic of) 9/10/2024	23.551%	EGP82,800	1,648
Egypt (Arab Republic of) 9/17/2024	22.473	158,075	3,131
Egypt (Arab Republic of) 10/1/2024	22.855	190,200	3,733
Egypt (Arab Republic of) 11/12/2024	22.326	281,125	5,366
Egypt (Arab Republic of) 11/19/2024	22.238	433,800	8,243
Egypt (Arab Republic of) 3/11/2025	21.301	447,975	7,936
Egypt (Arab Republic of) 3/18/2025	21.386	2,702,400	47,671
Japan Treasury 7/22/2024	0.005	JPY26,371,950	163,913
Nigeria (Republic of) 2/11/2025	18.000	NGN4,388,158	2,518
Nigeria (Republic of) 2/20/2025	17.782	5,850,885	3,365
Nigeria (Republic of) 2/25/2025	18.045	20,310,902	11,637

30	Capital World Bond Fund

Short-term securities (continued)	Weighted average yield at acquisition	Principal amount (000)	Value (000)
Bills & notes of governments & government agencies outside the U.S. (continued)
Nigeria (Republic of) 3/6/2025	18.086%	NGN28,504,640	$16,220
Nigeria (Republic of) 3/13/2025	17.900	7,801,160	4,415
Nigeria (Republic of) 3/27/2025	18.586	20,094,216	11,248
			291,044
Total short-term securities (cost: $1,761,391,000)			1,748,469
Options purchased (equity style) 0.07%
Options purchased (equity style)*			6,946
Total options purchased (equity style) (cost: $5,943,000)			6,946
Total investment securities 108.96% (cost: $11,423,095,000)			10,846,803
Total options written† (0.07) (premium received: $6,186,000)			(6,781)
Other assets less liabilities (8.89)%			(884,989)
Net assets 100.00%			$9,955,033
*Options purchased (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	889	12/13/2024	USD94.38	USD222,250	$11
3 Month SOFR Futures Option	2,955	12/13/2024	96.00	738,750	6,575
					$6,586
Call
3 Month SOFR Futures Option	300	12/13/2024	USD96.00	USD75,000	$266
3 Month SOFR Futures Option	124	12/13/2024	97.50	31,000	3
3 Month SOFR Futures Option	300	12/13/2024	97.50	75,000	23
3 Month SOFR Futures Option	290	3/14/2025	97.00	72,500	34
					$326
					$6,912
Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Call
EUR/USD Foreign Currency Options	Citibank	7/17/2024	USD1.09	EUR30,000	$34
†Options written (equity style)

Options on futures
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
3 Month SOFR Futures Option	62	12/13/2024	USD95.25	USD15,500	$(40)
3 Month SOFR Futures Option	5,910	12/13/2024	95.50	1,477,500	(6,575)
					$(6,615)

Capital World Bond Fund	31

†Options written (equity style) (continued)

Options on futures (continued)
Description	Number of contracts	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Call
3 Month SOFR Futures Option	62	12/13/2024	USD95.75	USD15,500	$(10)
3 Month SOFR Futures Option	600	12/13/2024	97.00	150,000	(116)
3 Month SOFR Futures Option	290	3/14/2025	98.00	72,500	(11)
					$(137)
					$(6,752)
Options on foreign currencies
Description	Counterparty	Expiration date	Exercise price	Notional amount (000)	Value at 6/30/2024 (000)
Put
EUR/USD Foreign Currency Options	Citibank	7/17/2024	USD1.04	EUR(30,000)	$(29)
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 6/30/2024 (000)
30 Day Federal Funds Futures	Long	415	9/3/2024	USD163,756	$(48)
3 Month SOFR Futures	Long	231	9/18/2024	54,662	(9)
3 Month SOFR Futures	Long	93	12/18/2024	22,053	(12)
3 Month SOFR Futures	Long	71	3/19/2025	16,888	15
3 Month SOFR Futures	Long	59	9/17/2025	14,113	4
2 Year Euro-Schatz Futures	Long	713	9/10/2024	80,711	308
2 Year Canadian Government Bond Futures	Long	13	9/27/2024	982	— [11]
2 Year U.S. Treasury Note Futures	Long	8,645	10/3/2024	1,765,471	2,325
5 Year Euro-Bobl Futures	Long	3,751	9/10/2024	467,755	2,993
5 Year Canadian Government Bond Futures	Long	187	9/27/2024	15,156	100
5 Year U.S. Treasury Note Futures	Long	3,227	10/3/2024	343,928	2,320
10 Year Euro-Bund Futures	Long	501	9/10/2024	70,620	(437)
10 Year Italy Government Bond Futures	Short	188	9/10/2024	(23,212)	280
10 Year French Government Bond Futures	Short	462	9/10/2024	(60,917)	925
10 Year Australian Treasury Bond Futures	Short	654	9/16/2024	(49,548)	96
10 Year Japanese Government Bond Futures	Short	424	9/20/2024	(376,485)	1,467
10 Year Canadian Government Bond Futures	Long	885	9/27/2024	77,674	620
10 Year UK Gilt Futures	Long	1,774	9/30/2024	218,802	(1,658)
10 Year Ultra U.S. Treasury Note Futures	Short	535	9/30/2024	(60,739)	458
10 Year U.S. Treasury Note Futures	Short	1,710	9/30/2024	(188,073)	(973)
20 Year U.S. Treasury Bond Futures	Long	793	9/30/2024	93,822	1,067
30 Year Euro-Buxl Futures	Long	20	9/10/2024	2,790	(40)
30 Year Ultra U.S. Treasury Bond Futures	Long	425	9/30/2024	53,271	(92)
					$9,709

32	Capital World Bond Fund

Forward currency contracts

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	1,229	BRL	6,195	JPMorgan Chase	7/1/2024	$121
USD	67,990	PLN	278,410	Citibank	7/3/2024	(1,166)
PLN	278,410	USD	70,913	Bank of America	7/3/2024	(1,757)
RON	2,714	USD	594	JPMorgan Chase	7/5/2024	(10)
USD	806	BRL	4,273	Citibank	7/8/2024	42
BRL	1,913	USD	355	Citibank	7/8/2024	(13)
USD	34,094	HUF	12,420,150	Standard Chartered Bank	7/9/2024	432
USD	16,006	EUR	14,700	Citibank	7/9/2024	255
USD	24,749	THB	904,085	Citibank	7/9/2024	124
EUR	16,700	USD	17,847	UBS AG	7/9/2024	47
EUR	68,010	USD	72,840	Citibank	7/9/2024	33
USD	2,970	THB	108,592	Barclays Bank PLC	7/9/2024	12
CNH	52,080	USD	7,140	HSBC Bank	7/9/2024	1
USD	573	HUF	212,061	Goldman Sachs	7/9/2024	(1)
HUF	788,520	EUR	2,006	Goldman Sachs	7/9/2024	(13)
HUF	215,348	USD	606	Barclays Bank PLC	7/9/2024	(22)
MXN	6,057	USD	355	JPMorgan Chase	7/9/2024	(24)
CNH	35,163	USD	4,860	UBS AG	7/9/2024	(39)
JPY	317,422	USD	2,030	JPMorgan Chase	7/9/2024	(54)
THB	493,544	USD	13,511	Citibank	7/9/2024	(68)
CHF	16,270	USD	18,299	Bank of America	7/9/2024	(166)
CNH	391,651	USD	54,135	UBS AG	7/9/2024	(435)
CNH	1,076,721	USD	148,827	UBS AG	7/9/2024	(1,195)
JPY	13,605,347	EUR	81,100	Goldman Sachs	7/9/2024	(2,192)
USD	40,235	GBP	31,496	Morgan Stanley	7/10/2024	418
USD	24,637	EUR	22,626	JPMorgan Chase	7/10/2024	392
USD	52,354	EUR	48,650	Morgan Stanley	7/10/2024	223
USD	1,999	ILS	7,348	Citibank	7/10/2024	53
CAD	40,658	USD	29,679	Morgan Stanley	7/10/2024	49
USD	935	CZK	21,134	JPMorgan Chase	7/10/2024	31
USD	6,081	EUR	5,660	Goldman Sachs	7/10/2024	16
ZAR	12,161	USD	651	Morgan Stanley	7/10/2024	16
USD	15,390	EUR	14,350	UBS AG	7/10/2024	13
USD	5,316	EUR	4,950	HSBC Bank	7/10/2024	12
GBP	2,540	USD	3,207	Citibank	7/10/2024	4
USD	6,857	EUR	6,400	Goldman Sachs	7/10/2024	— [11]
USD	21	PLN	83	BNP Paribas	7/10/2024	— [11]
PLN	21	USD	5	Morgan Stanley	7/10/2024	— [11]
USD	284	ZAR	5,220	Goldman Sachs	7/10/2024	(3)
USD	516	PLN	2,116	Goldman Sachs	7/10/2024	(9)
USD	522	ZAR	9,743	Morgan Stanley	7/10/2024	(13)
USD	9,475	CAD	12,980	Morgan Stanley	7/10/2024	(16)
ZAR	30,600	USD	1,698	Standard Chartered Bank	7/10/2024	(17)
USD	622	ZAR	11,710	Citibank	7/10/2024	(22)
CZK	23,363	USD	1,026	JPMorgan Chase	7/10/2024	(27)
PLN	30,360	USD	7,672	BNP Paribas	7/10/2024	(131)
EUR	8,060	USD	8,776	JPMorgan Chase	7/10/2024	(140)
GBP	22,690	USD	29,010	Morgan Stanley	7/10/2024	(325)
EUR	33,350	CAD	49,805	HSBC Bank	7/10/2024	(679)
EUR	54,791	USD	59,732	Bank of America	7/10/2024	(1,020)
EUR	231,544	USD	252,189	Citibank	7/10/2024	(4,077)
CAD	103,363	USD	75,514	BNP Paribas	7/11/2024	64
USD	647	CZK	14,745	JPMorgan Chase	7/11/2024	16
TRY	51,590	USD	1,552	Morgan Stanley	7/11/2024	6
USD	5,823	AUD	8,735	Morgan Stanley	7/11/2024	(6)
USD	15,756	AUD	23,635	Morgan Stanley	7/11/2024	(17)
USD	20,543	AUD	30,827	HSBC Bank	7/11/2024	(29)
NZD	6,620	USD	4,099	Bank of America	7/11/2024	(67)
SEK	250,090	USD	23,858	Bank of America	7/11/2024	(248)
THB	1,291,640	USD	35,474	Citibank	7/11/2024	(289)
JPY	30,289,500	USD	195,121	UBS AG	7/11/2024	(6,479)
USD	8,873	MXN	156,200	JPMorgan Chase	7/12/2024	354

Capital World Bond Fund	33

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	856	MXN	15,647	BNP Paribas	7/12/2024	$3
USD	328	ZAR	6,127	JPMorgan Chase	7/12/2024	(8)
MXN	15,650	USD	889	JPMorgan Chase	7/12/2024	(35)
MYR	56,086	USD	11,957	Standard Chartered Bank	7/12/2024	(61)
MXN	940,877	USD	53,147	Morgan Stanley	7/12/2024	(1,830)
USD	32,771	BRL	173,520	Citibank	7/15/2024	1,793
USD	34,800	KRW	47,279,850	Barclays Bank PLC	7/15/2024	512
USD	5,812	KRW	7,999,040	Citibank	7/15/2024	11
PLN	1,706	USD	421	Morgan Stanley	7/15/2024	3
KRW	7,927,210	USD	5,759	Citibank	7/15/2024	(10)
PEN	3,212	USD	847	JPMorgan Chase	7/15/2024	(12)
CLP	573,132	USD	635	Standard Chartered Bank	7/15/2024	(26)
USD	49,029	ILS	181,440	BNP Paribas	7/17/2024	955
AUD	42,980	USD	28,611	HSBC Bank	7/17/2024	76
USD	107	HUF	39,296	JPMorgan Chase	7/17/2024	— [11]
HUF	13,495,645	USD	36,721	JPMorgan Chase	7/17/2024	(156)
USD	127,613	MXN	2,385,630	Morgan Stanley	7/17/2024	(2,400)
EUR	76,254	JPY	12,908,250	Citibank	7/18/2024	1,261
USD	42,815	JPY	6,700,046	Morgan Stanley	7/18/2024	1,041
ZAR	6,976	USD	378	Morgan Stanley	7/18/2024	5
USD	575	HUF	214,752	Barclays Bank PLC	7/18/2024	(7)
SGD	9,030	USD	6,673	HSBC Bank	7/18/2024	(7)
JPY	2,088,651	USD	13,347	Morgan Stanley	7/18/2024	(324)
USD	59,466	EUR	55,049	BNP Paribas	7/22/2024	444
AUD	50,456	USD	33,488	Standard Chartered Bank	7/22/2024	194
USD	3,130	GBP	2,450	HSBC Bank	7/22/2024	32
GBP	2,260	USD	2,854	Citibank	7/22/2024	4
GBP	3,880	USD	4,905	Citibank	7/22/2024	— [11]
USD	299	AUD	450	Standard Chartered Bank	7/22/2024	(2)
USD	10,537	AUD	15,807	HSBC Bank	7/22/2024	(15)
NZD	8,421	USD	5,152	Morgan Stanley	7/22/2024	(23)
USD	22,228	EUR	20,790	Barclays Bank PLC	7/22/2024	(62)
GBP	15,200	USD	19,287	BNP Paribas	7/22/2024	(70)
EUR	76,948	USD	83,123	BNP Paribas	7/22/2024	(620)
GBP	48,528	USD	61,997	HSBC Bank	7/22/2024	(644)
USD	78,790	EUR	73,348	Citibank	7/24/2024	139
CAD	25,143	USD	18,361	JPMorgan Chase	7/24/2024	29
USD	790	ZAR	14,304	Bank of New York Mellon	7/24/2024	5
CAD	2,940	USD	2,147	Bank of New York Mellon	7/24/2024	4
USD	242	ILS	900	BNP Paribas	7/24/2024	3
USD	1,120	CNH	8,140	Goldman Sachs	7/24/2024	2
USD	754	ZAR	13,710	JPMorgan Chase	7/24/2024	2
CNH	26,070	USD	3,578	HSBC Bank	7/24/2024	1
MXN	1,696	USD	92	UBS AG	7/24/2024	1
ZAR	3,013	USD	166	Bank of New York Mellon	7/24/2024	(1)
USD	2,732	TRY	92,800	Barclays Bank PLC	7/24/2024	(28)
CHF	5,200	USD	5,850	JPMorgan Chase	7/24/2024	(44)
ILS	14,850	USD	3,990	BNP Paribas	7/24/2024	(55)
CZK	221,173	USD	9,529	BNP Paribas	7/24/2024	(68)
EUR	217,635	USD	232,826	Morgan Stanley	7/25/2024	555
USD	40,986	NOK	433,326	Morgan Stanley	7/25/2024	372
PLN	26,670	USD	6,612	Barclays Bank PLC	7/25/2024	11
EUR	29,285	DKK	218,340	HSBC Bank	7/25/2024	— [11]
DKK	58,510	EUR	7,848	HSBC Bank	7/25/2024	— [11]
USD	68	PLN	275	Barclays Bank PLC	7/25/2024	— [11]
USD	1,658	DKK	11,540	HSBC Bank	7/25/2024	(2)
JPY	2,222,260	USD	13,879	Goldman Sachs	7/25/2024	(8)
JPY	600,575	USD	3,795	JPMorgan Chase	7/25/2024	(47)
USD	50,678	EUR	47,372	Morgan Stanley	7/25/2024	(121)
JPY	21,539,505	USD	136,122	JPMorgan Chase	7/25/2024	(1,677)
COP	2,446,394	USD	592	JPMorgan Chase	7/26/2024	(5)
COP	1,712,207	USD	417	JPMorgan Chase	7/26/2024	(6)

34	Capital World Bond Fund

Forward currency contracts (continued)

Contract amount				Counterparty	Settlement date	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Currency purchased (000)		Currency sold (000)
USD	151,300	BRL	826,491	JPMorgan Chase	7/30/2024	$4,023
USD	6,424	BRL	35,520	Goldman Sachs	7/30/2024	94
INR	213,380	USD	2,555	Standard Chartered Bank	7/30/2024	2
USD	139	COP	576,881	Morgan Stanley	7/30/2024	— [11]
IDR	109,470	USD	7	Standard Chartered Bank	7/30/2024	— [11]
USD	4,484	IDR	73,408,898	Standard Chartered Bank	7/30/2024	(2)
USD	17,185	INR	1,436,060	UBS AG	7/30/2024	(22)
CLP	26,093,049	USD	27,922	Morgan Stanley	7/30/2024	(200)
PEN	19	USD	5	Barclays Bank PLC	8/13/2024	— [11]
EUR	15,750	USD	16,861	UBS AG	8/15/2024	47
EUR	43,390	USD	46,988	Morgan Stanley	8/15/2024	(408)
USD	14,950	MXN	283,030	Bank of New York Mellon	9/17/2024	(323)
CAD	37,090	USD	27,000	Bank of America	9/18/2024	165
USD	24,515	NZD	40,000	Bank of New York Mellon	9/18/2024	151
INR	2,300,000	USD	27,419	Citibank	9/18/2024	94
USD	12,855	GBP	10,100	Bank of New York Mellon	9/18/2024	80
USD	3,225	JPY	500,000	Bank of New York Mellon	9/18/2024	78
USD	4,597	NZD	7,500	Bank of New York Mellon	9/18/2024	28
USD	29,589	EUR	27,500	HSBC Bank	9/18/2024	19
USD	3,086	GBP	2,425	Bank of New York Mellon	9/18/2024	19
CAD	2,747	USD	2,000	Bank of America	9/18/2024	12
TRY	75,000	USD	2,096	Barclays Bank PLC	9/18/2024	3
USD	1,736	AUD	2,600	Morgan Stanley	9/18/2024	(2)
USD	8,349	AUD	12,500	Morgan Stanley	9/18/2024	(8)
USD	7,588	AUD	11,365	HSBC Bank	9/18/2024	(9)
USD	3,548	NOK	38,000	Bank of New York Mellon	9/18/2024	(18)
EUR	7,900	USD	8,514	BNP Paribas	9/18/2024	(19)
USD	2,645	AUD	4,000	Bank of New York Mellon	9/18/2024	(29)
USD	17,741	NOK	190,000	Bank of New York Mellon	9/18/2024	(91)
USD	10,351	MXN	193,981	Morgan Stanley	9/18/2024	(115)
USD	13,226	AUD	20,000	Bank of New York Mellon	9/18/2024	(145)
EUR	136,000	USD	146,569	BNP Paribas	9/18/2024	(332)
JPY	3,633,407	CHF	21,000	UBS AG	9/18/2024	(738)
USD	20,713	BRL	107,200	JPMorgan Chase	4/1/2025	2,142
						$(14,455)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.87%	28-day	28-day MXN-TIIE	28-day	4/17/2025	MXN5,000,000	$(54)	$—	$(54)
4.8189%	Annual	SOFR	Annual	8/25/2025	USD5,000	(9)	—	(9)
4.8195%	Annual	SOFR	Annual	9/1/2025	9,100	(15)	—	(15)
6-month PLN-WIBOR	Semi-annual	5.178%	Annual	12/1/2025	PLN18,450	28	—	28
4.66%	28-day	28-day MXN-TIIE	28-day	12/16/2025	MXN24,000	(105)	—	(105)
6-month CZK-PRIBOR	Semi-annual	3.875%	Annual	2/14/2026	CZK716,270	181	—	181
5.298%	Annual	6-month PLN-WIBOR	Semi-annual	2/14/2026	PLN124,260	(114)	—	(114)
4.776%	Annual	SOFR	Annual	3/15/2026	USD4,155	6	—	6
5.75%	28-day	28-day MXN-TIIE	28-day	4/2/2026	MXN22,300	(92)	—	(92)
4.8755%	Annual	SOFR	Annual	4/18/2026	USD11,500	42	—	42
4.659%	Annual	SOFR	Annual	5/17/2026	9,100	5	—	5
SOFR	Annual	4.5335%	Annual	6/18/2026	10,000	11	—	11
SOFR	Annual	4.5265%	Annual	6/18/2026	5,000	6	—	6
SOFR	Annual	4.528%	Annual	6/18/2026	5,000	6	—	6

Capital World Bond Fund	35

Swap contracts (continued)

Interest rate swaps (continued)
Centrally cleared interest rate swaps (continued)
Receive		Pay		Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
6.64%	28-day	28-day MXN-TIIE	28-day	6/25/2026	MXN279,500	$(1,007)	$—	$(1,007)
7.28%	28-day	28-day MXN-TIIE	28-day	9/30/2026	11,600	(37)	—	(37)
7.24%	28-day	28-day MXN-TIIE	28-day	10/2/2026	11,700	(38)	—	(38)
0.8738%	Annual	SONIA	Annual	10/8/2026	GBP4,000	(381)	—	(381)
7.59%	28-day	28-day MXN-TIIE	28-day	10/29/2026	MXN218,800	(635)	—	(635)
7.62%	28-day	28-day MXN-TIIE	28-day	10/29/2026	328,247	(941)	—	(941)
7.66%	28-day	28-day MXN-TIIE	28-day	10/29/2026	535,800	(1,512)	—	(1,512)
SONIA	Annual	1.2822%	Annual	1/28/2027	GBP1,150	107	—	107
4.254%	Annual	SONIA	Annual	5/9/2027	89,120	(144)	—	(144)
8.705%	28-day	28-day MXN-TIIE	28-day	6/4/2027	MXN36,200	(61)	—	(61)
3.0825%	At maturity	Eurozone HICP Ex. Tobacco	At maturity	8/15/2027	EUR1,000	8	—	8
SONIA	Annual	5.1013%	Annual	10/7/2027	GBP2,000	(66)	—	(66)
3.616%	Annual	SOFR	Annual	2/20/2028	USD3,900	(9)	—	(9)
3.624%	Annual	SOFR	Annual	2/20/2028	8,300	(17)	—	(17)
3.355%	Annual	SOFR	Annual	3/17/2028	1,800	(12)	—	(12)
3.379%	Annual	SOFR	Annual	3/17/2028	1,873	(12)	—	(12)
3.7245%	Annual	SOFR	Annual	3/18/2028	1,850	— [11]	—	— [11]
0.57520783%	Annual	SONIA	Annual	4/9/2028	GBP10,370	(1,595)	(17)	(1,578)
4.98038%	Annual	SONIA	Annual	6/21/2028	103,790	4,133	—	4,133
4.96048%	Annual	SONIA	Annual	6/21/2028	51,100	1,989	—	1,989
4.4785%	Annual	SOFR	Annual	10/4/2028	USD500	7	—	7
8.84%	28-day	28-day MXN-TIIE	28-day	11/22/2028	MXN39,650	(60)	—	(60)
3.968%	Annual	SONIA	Annual	2/16/2029	GBP89,140	(272)	—	(272)
3.52697105%	Annual	SONIA	Annual	5/24/2029	93,530	1	(137)	138
6-month EURIBOR	Semi-annual	2.8272%	Annual	6/18/2029	EUR38,050	88	—	88
3.898%	Annual	SONIA	Annual	6/18/2029	GBP12,620	(64)	—	(64)
6-month EURIBOR	Semi-annual	2.7812%	Annual	6/25/2029	EUR4,200	18	—	18
SOFR	Annual	3.4705%	Annual	2/10/2030	USD110,460	3,037	—	3,037
SOFR	Annual	4.1405%	Annual	2/28/2031	1,230	(12)	—	(12)
2.2679%	Annual	SONIA	Annual	7/14/2032	GBP590	(80)	—	(80)
SOFR	Annual	4.1615%	Annual	5/15/2033	USD400	(7)	—	(7)
SOFR	Annual	4.15%	Annual	5/15/2033	740	(12)	—	(12)
SONIA	Annual	4.34948%	Annual	6/21/2033	GBP27,750	(1,273)	—	(1,273)
SONIA	Annual	4.36738%	Annual	6/21/2033	56,340	(2,679)	—	(2,679)
4.0135%	Annual	SOFR	Annual	8/21/2033	USD840	5	—	5
SOFR	Annual	4.061%	Annual	8/24/2033	2,500	(24)	—	(24)
SOFR	Annual	3.9519%	Annual	8/25/2033	2,500	(4)	—	(4)
SOFR	Annual	3.8275%	Annual	9/1/2033	2,100	17	—	17
0.9221376%	Annual	SONIA	Annual	4/9/2041	GBP5,500	(2,558)	(45)	(2,513)
2.23%	Annual	SONIA	Annual	7/14/2042	320	(89)	—	(89)
1.0469%	Annual	SONIA	Annual	3/2/2052	70	(43)	—	(43)
SONIA	Annual	3.9322%	Annual	2/16/2054	22,700	24	—	24
SOFR	Annual	3.6765%	Annual	2/20/2054	USD664	4	—	4
SOFR	Annual	3.6815%	Annual	2/20/2054	500	3	—	3
SOFR	Annual	3.7205%	Annual	2/21/2054	436	(1)	—	(1)
SOFR	Annual	3.3985%	Annual	3/17/2056	170	5	—	5
SOFR	Annual	3.413%	Annual	3/17/2056	200	5	—	5
SOFR	Annual	3.531%	Annual	3/18/2056	175	1	—	1
						$(4,297)	$(199)	$(4,098)

36	Capital World Bond Fund

Swap contracts (continued)

Interest rate swaps (continued)
Bilateral interest rate swaps
Receive		Pay		Counterparty	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
Rate	Payment frequency	Rate	Payment frequency
10.69660495%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	BRL18,589	$(115)	$—	$(115)
11.405%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/4/2027	643,575	(1,253)	—	(1,253)
10.045%	At maturity	BZDIOVER	At maturity	Goldman Sachs	1/2/2029	353,760	(5,969)	—	(5,969)
							$(7,337)	$—	$(7,337)
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Reference index	Financing rate paid	Payment frequency	Expiration date	Notional amount (000)	Value at 6/30/2024 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
CDX.NA.HY.42	5.00%	Quarterly	6/20/2029	USD100,000	$(6,273)	$(6,938)	$666
Centrally cleared credit default swaps on credit indices — sell protection
Reference index	Financing rate received	Payment frequency	Expiration date	Notional amount[18] (000)	Value at 6/30/2024[18] (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 6/30/2024 (000)
ITRX.EUR.XO.41	5.00%	Quarterly	6/20/2029	EUR1,000	$79	$100	$(21)
ITRX.EUR.IG.41	1.00%	Quarterly	6/20/2029	10,910	207	262	(56)
CDX.NA.IG.42	1.00%	Quarterly	6/20/2029	USD372,809	7,677	8,374	(697)
					$7,963	$8,736	$(774)
Investments in affiliates16

	Value at 1/1/2024 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 6/30/2024 (000)	Dividend or interest income (000)
Investment funds 0.00%
Capital Group Central Corporate Bond Fund	$204	$4	$—	$—	$(5)	$203	$4
Short-term securities 14.64%
Money market investments 14.64%
Capital Group Central Cash Fund 5.37% [17]	1,329,035	2,305,249	2,176,967	(7)	115	1,457,425	38,782
Total 14.64%				$(7)	$110	$1,457,628	$38,786
Restricted securities2

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Sasol Financing USA, LLC 8.75% 5/3/2029	7/18/2023-2/16/2024	$11,615	$11,758	.12%
Stillwater Mining Co. 4.00% 11/16/2026	1/26/2024-2/20/2024	9,981	10,103.10
Stillwater Mining Co. 4.50% 11/16/2029	1/26/2024-2/20/2024	1,054	1,060.01
Bank of America Corp. 0.58% 8/8/2029 (3-month EUR-EURIBOR + 0.73% on 8/8/2028)[1]	2/4/2021	3,804	2,986.03
McDonalds Corp. 4.00% 3/7/2030	11/14/2023	1,186	1,208.01

Capital World Bond Fund	37

Restricted securities2 (continued)

	Acquisition date(s)	Cost (000)	Value (000)	Percent of net assets
Veralto Corp. 4.15% 9/19/2031	12/12/2023	$1,095	$1,086	.01%
Wolfspeed, Inc. 9.875% 6/23/2030 (10.875% on 6/23/2026)[1,3]	6/23/2023	661	662.01
Blackstone Holdings Finance Co., LLC 1.50% 4/10/2029	12/12/2023	598	599.01
Finastra USA, Inc., Term Loan B, (3-month USD CME Term SOFR + 7.25%) 12.459% 9/13/2029[6,9]	9/13/2023	533	546	.00 [19]
Finastra USA, Inc., Term Loan, (3-month USD CME Term SOFR + 7.25%) 12.581% 9/13/2029[6,9]	9/13/2023-12/13/2023	6	6	.00 [19]
Finastra USA, Inc., Term Loan, 0.50% 9/13/2029[6,9]	9/13/2023	— [11]	— [11]	.00 [19]
Total		$30,533	$30,014	.30%

[1]	Step bond; coupon rate may change at a later date.
[2]
Restricted security, other than Rule 144A securities or commercial paper issued pursuant to Section 4(a)(2) of the Securities Act of 1933. The total value of all such restricted securities was $30,014,000, which represented .30% of the net assets of the fund.

[3]	Value determined using significant unobservable inputs.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Index-linked bond whose principal amount moves with a government price index.
[6]
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the
U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $736,702,000, which represented
7.40% of the net assets of the fund.

[9]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $13,633,000, which represented .14% of the net assets of the fund.

[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Payment methods and rates are as of the most recent payment when available.
[11]	Amount less than one thousand.
[12]	Purchased on a TBA basis.
[13]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $83,899,000, which represented .84% of the net assets of the fund.
[14]	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
[15]	Security did not produce income during the last 12 months.
[16]	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
[17]	Rate represents the seven-day yield at 6/30/2024.
[18]	The maximum potential amount the fund may pay as a protection seller should a credit event occur.
[19]	Amount less than .01%.

Key to abbreviation(s)
Assn. = Association
AUD = Australian dollars
BBSW = Bank Bill Swap Rate
BRL = Brazilian reais
BZDIOVER = Overnight Brazilian Interbank Deposit Rate
CAD = Canadian dollars
CHF = Swiss francs
CLP = Chilean pesos
CME = CME Group
CNH = Chinese yuan renminbi
CNY = Chinese yuan
COP = Colombian pesos
CZK = Czech korunas
DAC = Designated Activity Company
DKK = Danish kroner
DOP = Dominican pesos
EGP = Egyptian pounds
EUR = Euros

EURIBOR = Euro Interbank Offered Rate
GBP = British pounds
HICP = Harmonised Index of Consumer Prices
HUF = Hungarian forints
ICE = Intercontinental Exchange, Inc.
IDR = Indonesian rupiah
ILS = Israeli shekels
INR = Indian rupees
JPY = Japanese yen
KRW = South Korean won
KZT = Kazakhstani tenge
LIBOR = London Interbank Offered Rate
MXN = Mexican pesos
MYR = Malaysian ringgits
NGN = Nigerian naira
NOK = Norwegian kroner
NZD = New Zealand dollars
PEN = Peruvian nuevos soles
PIK = Payment In Kind

PLN = Polish zloty
PRIBOR = Prague Interbank Offered Rate
Ref. = Refunding
REIT = Real Estate Investment Trust
Rev. = Revenue
RON = Romanian leu
RSC = Restricted Scope Company
SEK = Swedish kronor
SGD = Singapore dollars
SOFR = Secured Overnight Financing Rate
SONIA = Sterling Overnight Interbank Average Rate
TBA = To be announced
THB = Thai baht
TIIE = Equilibrium Interbank Interest Rate
TRY = Turkish lira
UAH = Ukrainian hryvnia
USD = U.S. dollars
WIBOR = Warsaw Interbank Offer Rate
ZAR = South African rand
Refer to the notes to financial statements.

38	Capital World Bond Fund

Financial statements
Statement of assets and liabilities at June 30, 2024unaudited

(dollars in thousands)
Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $9,965,496)	$9,389,175
Affiliated issuers (cost: $1,457,599)	1,457,628	$10,846,803
Cash		12,704
Cash denominated in currencies other than U.S. dollars (cost: $974)		974
Unrealized appreciation on open forward currency contracts		17,152
Unrealized appreciation on unfunded commitments*		— †
Receivables for:
Sales of investments	603,402
Sales of fund’s shares	15,896
Dividends and interest	100,874
Variation margin on futures contracts	3,291
Variation margin on centrally cleared swap contracts	1,981	725,444
		11,603,077
Liabilities:
Unrealized depreciation on open forward currency contracts		31,607
Bilateral swaps, at value		7,337
Options written, at value (premium received: $6,186)		6,781
Payables for:
Purchases of investments	1,581,640
Repurchases of fund’s shares	8,192
Investment advisory services	3,461
Services provided by related parties	1,245
Trustees’ deferred compensation	279
Variation margin on futures contracts	4,928
Variation margin on centrally cleared swap contracts	1,299
Other	1,275	1,602,319
Commitments and contingencies*
Net assets at June 30, 2024		$9,955,033
Net assets consist of:
Capital paid in on shares of beneficial interest		$12,865,225
Total distributable earnings (accumulated loss)		(2,910,192)
Net assets at June 30, 2024		$9,955,033
*
Refer to Note 5 for further information on unfunded commitments.
†
Amount less than one thousand.
Refer to the notes to financial statements.

Capital World Bond Fund	39

Financial statements (continued)
Statement of assets and liabilities at June 30, 2024 (continued)unaudited

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (630,664 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share
Class A	$3,317,199	210,036	$15.79
Class C	33,114	2,135	15.51
Class T	8	— *	15.76
Class F-1	72,804	4,621	15.75
Class F-2	672,722	42,679	15.76
Class F-3	1,434,443	90,923	15.78
Class 529-A	185,104	11,681	15.85
Class 529-C	4,282	273	15.67
Class 529-E	7,298	464	15.73
Class 529-T	10	1	15.76
Class 529-F-1	8	1	15.69
Class 529-F-2	32,041	2,029	15.79
Class 529-F-3	8	1	15.76
Class R-1	5,650	362	15.61
Class R-2	63,288	4,059	15.59
Class R-2E	5,464	347	15.75
Class R-3	83,199	5,277	15.77
Class R-4	56,051	3,552	15.78
Class R-5E	26,647	1,691	15.76
Class R-5	24,931	1,578	15.80
Class R-6	3,930,762	248,954	15.79
*
Amount less than one thousand.
Refer to the notes to financial statements.

40	Capital World Bond Fund

Financial statements (continued)
Statement of operations for the six months ended June 30, 2024unaudited

(dollars in thousands)
Investment income:
Income:
Interest from unaffiliated issuers (net of non-U.S. taxes of $332)	$193,718
Dividends (includes $38,786 from affiliates)	38,788	$232,506
Fees and expenses*:
Investment advisory services	20,712
Distribution services	5,439
Transfer agent services	5,502
Administrative services	1,442
529 plan services	66
Reports to shareholders	334
Registration statement and prospectus	214
Trustees’ compensation	51
Auditing and legal	174
Custodian	312
Other	16
Total fees and expenses before waiver	34,262
Less waiver of fees and expenses:
Transfer agent services waiver	5
Total fees and expenses after waiver		34,257
Net investment income		198,249
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on:
Investments (net of non-U.S. taxes of $10):
Unaffiliated issuers	(177,753)
Affiliated issuers	(7)
Options purchased (futures style)	(423)
Options written	2,036
Futures contracts	(5,016)
Forward currency contracts	(17,094)
Swap contracts	(14,335)
Currency transactions	(5,279)	(217,871)
Net unrealized appreciation (depreciation) on:
Investments (net of non-U.S. taxes of $130):
Unaffiliated issuers	(240,443)
Affiliated issuers	110
Options written	(596)
Futures contracts	(21,498)
Forward currency contracts	(55,132)
Swap contracts	(7,936)
Currency translations	(1,991)	(327,486)
Net realized gain (loss) and unrealized appreciation (depreciation)		(545,357)
Net increase (decrease) in net assets resulting from operations		$(347,108)
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
Refer to the notes to financial statements.

Capital World Bond Fund	41

Financial statements (continued)
Statements of changes in net assets

(dollars in thousands)
	Six months ended June 30,	Year ended December 31,
	2024*	2023

Operations:
Net investment income	$198,249	$306,511
Net realized gain (loss)	(217,871)	(929,740)
Net unrealized appreciation (depreciation)	(327,486)	1,180,606
Net increase (decrease) in net assets resulting from operations	(347,108)	557,377
Distributions paid to shareholders:
Distributions	(146,605)	(9,947)
Return of capital	—	(253,932)
Total distributions paid and return of capital paid to shareholders	(146,605)	(263,879)
Net capital share transactions	852,272	(222,076)
Total increase (decrease) in net assets	358,559	71,422
Net assets:
Beginning of period	9,596,474	9,525,052
End of period	$9,955,033	$9,596,474
*
Unaudited.
Refer to the notes to financial statements.

42	Capital World Bond Fund

Notes to financial statementsunaudited
1. Organization

Capital World Bond Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund’s investments.
The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 3.75%	None (except 0.75% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class 529-A	Up to 3.50%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T and 529-T shares are not available for purchase.
Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.
2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP“). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.
Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Capital World Bond Fund	43

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date. The fund may deem a portion of the income dividends and/or capital gain distributions as a return of capital for tax purposes.
Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

44	Capital World Bond Fund

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Corporate Bond Fund (“CCBF”), a fund within the Capital Group Central Fund Series II, and Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (collectively the “Central Funds“), are each valued based upon a floating net asset value, which fluctuates with changes in the value of each fund’s portfolio securities. The underlying securities are valued based on the policies and procedures in the Central Funds’ statements of additional information. Exchange-traded options and futures are generally valued at the official closing price for options and official settlement price for futures of the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. Forward currency contracts are valued based on the spot and forward exchange rates obtained from a third-party pricing vendor. Swaps and over-the-counter (OTC) options are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, exchange rates, implied option volatilities, and terms of the contract.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The tables on the following page present the fund’s valuation levels as of June 30, 2024 (dollars in thousands):

Capital World Bond Fund	45

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Euros	$—	$1,589,628	$493	$1,590,121
Japanese yen	—	445,677	—	445,677
Chinese yuan renminbi	—	444,895	—	444,895
British pounds	—	320,650	—	320,650
Brazilian reais	—	242,061	—	242,061
Mexican pesos	—	207,364	—	207,364
Canadian dollars	—	151,695	—	151,695
Australian dollars	—	151,476	—	151,476
South Korean won	—	127,535	—	127,535
Indonesian rupiah	—	114,549	—	114,549
Norwegian kroner	—	61,587	—	61,587
Indian rupees	—	56,248	—	56,248
Danish kroner	—	54,495	—	54,495
Israeli shekels	—	48,470	—	48,470
Turkish lira	—	28,555	—	28,555
New Zealand dollars	—	27,372	—	27,372
South African rand	—	24,534	—	24,534
Polish zloty	—	21,580	—	21,580
Malaysian ringgits	—	15,127	—	15,127
Thai baht	—	12,115	—	12,115
Colombian pesos	—	9,927	—	9,927
Czech korunas	—	8,800	—	8,800
Chilean pesos	—	6,681	—	6,681
Romanian leu	—	4,632	—	4,632
Hungarian forints	—	3,246	—	3,246
Dominican pesos	—	1,146	—	1,146
Kazakhstani tenge	—	998	—	998
Peruvian nuevos soles	—	507	—	507
Ukrainian hryvnia	—	91	—	91
U.S. dollars	—	4,902,946	1,444	4,904,390
Convertible bonds & notes	—	2,565	—	2,565
Preferred securities	—	—	475	475
Common stocks	—	350	1,271	1,621
Investment funds	203	—	—	203
Short-term securities	1,457,425	291,044	—	1,748,469
Options purchased on futures (equity style)	6,912	—	—	6,912
Options purchased on foreign currency (equity style)	—	34	—	34
Total	$1,464,540	$9,378,580	$3,683	$10,846,803

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$12,978	$—	$—	$12,978
Unrealized appreciation on open forward currency contracts	—	17,149	—	17,149
Unrealized appreciation on centrally cleared interest rate swaps	—	9,874	—	9,874
Unrealized appreciation on centrally cleared credit default swaps	—	666	—	666
Liabilities:
Value of options written	(6,752)	(29)	—	(6,781)
Unrealized depreciation on futures contracts	(3,269)	—	—	(3,269)
Unrealized depreciation on open forward currency contracts	—	(31,604)	—	(31,604)
Unrealized depreciation on centrally cleared interest rate swaps	—	(13,972)	—	(13,972)
Unrealized depreciation on bilateral interest rate swaps	—	(7,337)	—	(7,337)
Unrealized depreciation on centrally cleared credit default swaps	—	(697)	—	(697)
Unrealized depreciation on centrally cleared credit default swaps	—	(77)	—	(77)
Total	$2,957	$(26,027)	$—	$(23,070)
*
Options written, futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the fund’s investment portfolio.

46	Capital World Bond Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.
Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks.
Liquidity risk — Certain fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or to try to limit losses, or may be forced to sell at a loss.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Capital World Bond Fund	47

Currency — The prices of, and the income generated by, many debt securities held by the fund may also be affected by changes in relative currency values. If the U.S. dollar appreciates against foreign currencies, the value in U.S. dollars of the fund’s securities denominated in such currencies would generally fall and vice versa.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.
Investing in inflation-linked bonds may also reduce the fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the fund.
Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

48	Capital World Bond Fund

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and such issuers may not be subject to regulatory, accounting, auditing, and financial reporting and recordkeeping standards comparable to those to which issuers in more developed markets are subject. The fund’s rights with respect to its investments in emerging markets, if any, will generally be governed by local law, which may make it difficult or impossible for the fund to pursue legal remedies or to obtain and enforce judgments in local courts. In addition, the economies of these countries may be dependent on relatively few industries, may have limited access to capital and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, more vulnerable to market manipulation, and more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.
Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Certain investment techniques

Index-linked bonds — The fund has invested in index-linked bonds, which are fixed-income securities whose principal value is periodically adjusted to a government price index. Over the life of an index-linked bond, interest is paid on the adjusted principal value. Increases or decreases in the principal value of index-linked bonds are recorded as interest income in the fund’s statement of operations.
Mortgage dollar rolls — The fund has entered into mortgage dollar roll transactions of TBA securities in which the fund sells a TBA mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar TBA security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions and may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates excluding and including mortgage dollar rolls are presented at the end of the fund’s financial highlights table.
Loan transactions — The fund has entered into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal.
Unfunded commitments — The fund has participated in transactions that involve unfunded commitments, which may obligate the fund to purchase new or additional bonds if certain contingencies are met. As of June 30, 2024, the fund’s maximum exposure of unfunded bond commitments was $72,000, which would represent less than .01% of the net assets of the fund should such commitments become due. Unrealized appreciation of less than $1,000 is disclosed as unrealized appreciation on unfunded commitments in the fund’s statement of assets and liabilities and is included in net unrealized depreciation on investments in unaffiliated issuers in the fund’s statement of operations.
Option contracts — The fund has entered into option contracts, which give the purchaser of the option, in return for a premium payment, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the reference instrument underlying the option (or the cash value of the instrument underlying the option) at a specified exercise price. The writer of an option on a security has the obligation, upon exercise of the option, to cash settle or deliver the underlying currency or instrument upon payment of the exercise price (in the case of a call) or to cash settle or take delivery of the underlying currency or instrument and pay the exercise price (in the case of a put).

Capital World Bond Fund	49

By purchasing a put option, the fund obtains the right (but not the obligation) to sell the currency or instrument underlying the option (or to deliver the cash value of the instrument underlying the option) at a specified exercise price. In return for this right, the fund pays the current market price, or the option premium, for the option. The fund may terminate its position in a put option by allowing the option to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire amount of the premium paid. If the option is exercised, the fund completes the sale of the underlying instrument (or cash settles) at the exercise price. The fund may also terminate a put option position by entering into opposing close-out transactions in advance of the option expiration date.
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right (but not the obligation) to purchase, rather than sell, the underlying currency or instrument (or cash settle) at the specified exercise price. The buyer of a call option typically attempts to participate in potential price increases of the underlying currency or instrument with risk limited to the cost of the option if the price of the underlying currency or instrument falls. At the same time, the call option buyer can expect to suffer a loss if the price of the underlying currency or instrument does not rise sufficiently to offset the cost of the option.
The writer of a put or call option takes the opposite side of the transaction from the option purchaser. In return for receipt of the option premium, the writer assumes the obligation to pay or receive the exercise price for the option’s underlying currency or instrument if the other party to the option chooses to exercise it. The writer may seek to terminate a position in a put option before exercise by entering into opposing close-out transactions in advance of the option expiration date. If the market for the relevant put option is not liquid, however, the writer must be prepared to pay the exercise price while the option is outstanding, regardless of price changes. Writing a call option obligates the writer to, upon exercise of the option, deliver the option’s underlying currency or instrument in return for the exercise price or to make a net cash settlement payment, as applicable. The characteristics of writing call options are similar to those of writing put options, except that writing call options is generally a profitable strategy if prices remain the same or fall. The potential gain for the option seller in such a transaction would be capped at the premium received.
Option contracts can be either equity style (premium is paid in full when the option is opened) or futures style (premium moves as part of variation margin over the life of the option, and is paid in full when the option is closed). For equity style options, premiums paid on options purchased, as well as the daily fluctuation in market value, are included in investment securities in the fund’s statement of asset and liabilities, and premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the fund’s statement of assets and liabilities. The net realized gains or losses and net unrealized appreciation or depreciation from equity style options are recorded in investments for purchased options and in options written for written options in the fund’s statement of operations and statement of changes in net assets.
Option contracts can take different forms. The fund has entered into the following types of option contracts:
Options on futures — The fund has entered into options on futures contracts to seek to manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An option on a futures contract gives the holder of the option the right to buy or sell a position in a futures contract from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on futures while held was $2,662,410,000.
Options on foreign currencies —The fund has entered into options on foreign currencies to seek to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. An option on a foreign currency gives the holder of the option the right to buy or sell a foreign currency from or to the writer of the option, at a specified price on or before the specified expiration date. The average month-end notional amount of options on foreign currencies while held was $30,351,000.
Futures contracts — The fund has entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage the fund’s interest rate sensitivity by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio.
Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM“), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract.

50	Capital World Bond Fund

On a daily basis, the fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in the statement of assets and liabilities. Futures contracts may involve a risk of loss in excess of the variation margin shown on the fund’s statement of assets and liabilities. The fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in the fund’s statement of operations. The average month-end notional amount of futures contracts while held was $3,769,498,000.
Forward currency contracts — The fund has entered into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund’s investment adviser uses forward currency contracts to manage the fund’s exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the fund’s investment adviser values forward currency contracts and records unrealized appreciation or depreciation for open forward currency contracts in the fund’s statement of assets and liabilities. Realized gains or losses are recorded at the time the forward currency contract is closed or offset by another contract with the same broker for the same settlement date and currency.
Closed forward currency contracts that have not reached their settlement date are included in the respective receivables or payables for closed forward currency contracts in the fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in the fund’s statement of operations. The average month-end notional amount of open forward currency contracts while held was $4,494,226,000.
Swap contracts — The fund has entered into swap agreements, which are two-party contracts entered into primarily by institutional investors for a specified time period. In a typical swap transaction, two parties agree to exchange the returns earned or realized from one or more underlying assets or rates of return. Swap agreements can be traded on a swap execution facility (SEF) and cleared through a central clearinghouse (cleared), traded over-the-counter (OTC) and cleared, or traded bilaterally and not cleared. Because clearing interposes a central clearinghouse as the ultimate counterparty to each participant’s swap, and margin is required to be exchanged under the rules of the clearinghouse, central clearing is intended to decrease (but not eliminate) counterparty risk relative to uncleared bilateral swaps. To the extent the fund enters into bilaterally negotiated swap transactions, the fund will enter into swap agreements only with counterparties that meet certain credit standards and subject to agreed collateralized procedures. The term of a swap can be days, months or years and certain swaps may be less liquid than others.
Upon entering into a centrally cleared swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.
On a daily basis, interest accruals related to the exchange of future payments are recorded as a receivable and payable in the fund’s statement of assets and liabilities for centrally cleared swaps and as unrealized appreciation or depreciation in the fund’s statement of assets and liabilities for bilateral swaps. For centrally cleared swaps, the fund also pays or receives a variation margin based on the increase or decrease in the value of the swaps, including accrued interest as applicable, and records variation margin in the statement of assets and liabilities. The fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from swaps are recorded in the fund’s statement of operations.

Capital World Bond Fund	51

Swap agreements can take different forms. The fund has entered into the following types of swap agreements:
Interest rate swaps — The fund has entered into interest rate swaps, which seek to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. An interest rate swap is an agreement between two parties to exchange or swap payments based on changes in an interest rate or rates. Typically, one interest rate is fixed and the other is variable based on a designated short-term interest rate such as the Secured Overnight Financing Rate (SOFR), prime rate or other benchmark, or on an inflation index such as the U.S. Consumer Price Index (which is a measure that examines the weighted average of prices of a basket of consumer goods and services and measures changes in the purchasing power of the U.S. dollar and the rate of inflation). In other types of interest rate swaps, known as basis swaps, the parties agree to swap variable interest rates based on different designated short-term interest rates. Interest rate swaps generally do not involve the delivery of securities or other principal amounts. Rather, cash payments are exchanged by the parties based on the application of the designated interest rates to a notional amount, which is the predetermined dollar principal of the trade upon which payment obligations are computed. Accordingly, the fund’s current obligation or right under the swap agreement is generally equal to the net amount to be paid or received under the swap agreement based on the relative value of the position held by each party. The average month-end notional amount of interest rate swaps while held was $1,522,739,000.
Credit default swap indices — The fund has entered into centrally cleared credit default swap indices, including CDX and iTraxx indices (collectively referred to as “CDSI”), in order to assume exposure to a diversified portfolio of credits or to hedge against existing credit risks. A CDSI is based on a portfolio of credit default swaps with similar characteristics, such as credit default swaps on high-yield bonds. In a typical CDSI transaction, one party (the protection buyer) is obligated to pay the other party (the protection seller) a stream of periodic payments over the term of the contract. If a credit event, such as a default or restructuring, occurs with respect to any of the underlying reference obligations, the protection seller must pay the protection buyer the loss on those credits.
The fund may enter into a CDSI transaction as either protection buyer or protection seller. If the fund is a protection buyer, it would pay the counterparty a periodic stream of payments over the term of the contract and would not recover any of those payments if no credit events were to occur with respect to any of the underlying reference obligations. However, if a credit event did occur, the fund, as a protection buyer, would have the right to deliver the referenced debt obligations or a specified amount of cash, depending on the terms of the applicable agreement, and to receive the par value of such debt obligations from the counterparty protection seller. As a protection seller, the fund would receive fixed payments throughout the term of the contract if no credit events were to occur with respect to any of the underlying reference obligations. If a credit event were to occur, however, the value of any deliverable obligation received by the fund, coupled with the periodic payments previously received by the fund, may be less than the full notional value that the fund, as a protection seller, pays to the counterparty protection buyer, effectively resulting in a loss of value to the fund. Furthermore, as a protection seller, the fund would effectively add leverage to its portfolio because it would have investment exposure to the notional amount of the swap transaction. The average month-end notional amount of credit default swaps while held was $293,723,000.

52	Capital World Bond Fund

The following tables identify the location and fair value amounts on the fund’s statement of assets and liabilities and the effect on the fund’s statement of operations resulting from the fund’s use of option contracts, futures contracts, forward currency contracts, interest rate swaps and credit default swaps as of, or for the six months ended, June 30, 2024 (dollars in thousands):
		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Options purchased (equity style)	Currency	Investment securities	$34	Investment securities	$—
Options purchased (equity style)	Interest	Investment securities	6,912	Investment securities	—
Options written (equity style)	Currency	Options written, at value	—	Options written, at value	29
Options written (equity style)	Interest	Options written, at value	—	Options written, at value	6,752
Futures	Interest	Unrealized appreciation*	12,978	Unrealized depreciation*	3,269
Forward currency	Currency	Unrealized appreciation on open forward currency contracts	17,152	Unrealized depreciation on open forward currency contracts	31,607
Swap (centrally cleared)	Interest	Unrealized appreciation*	9,874	Unrealized depreciation*	13,972
Swap (bilateral)	Interest	Bilateral swaps, at value	—	Bilateral swaps, at value	7,337
Swap (centrally cleared)	Credit	Unrealized appreciation*	666	Unrealized depreciation*	774
			$47,616		$63,740

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Options purchased (equity style)	Currency	Net realized gain (loss) on investments	$106	Net unrealized appreciation (depreciation) on investments	$(136)
Options purchased (equity style)	Interest	Net realized gain (loss) on investments	(70)	Net unrealized appreciation (depreciation) on investments	1,140
Options purchased (futures style)	Interest	Net realized gain (loss) on options purchased	(423)	Net unrealized appreciation (depreciation) on options purchased	—
Options written (equity style)	Interest	Net realized gain (loss) on options written	2,036	Net unrealized appreciation (depreciation) on options written	(596)
Futures	Interest	Net realized gain (loss) on futures contracts	(5,016)	Net unrealized appreciation (depreciation) on futures contracts	(21,498)
Forward currency	Currency	Net realized gain (loss) on forward currency contracts	(17,094)	Net unrealized appreciation (depreciation) on forward currency contracts	(55,132)
Swap	Interest	Net realized gain (loss) on swap contracts	(11,080)	Net unrealized appreciation (depreciation) on swap contracts	(7,688)
Swap	Credit	Net realized gain (loss) on swap contracts	(3,255)	Net unrealized appreciation (depreciation) on swap contracts	(248)
			$(34,796)		$(84,158)
*
Includes cumulative appreciation/depreciation on futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps as reported in the applicable tables following the fund’s investment portfolio. Only current day’s variation margin is reported within the fund’s statement of assets and liabilities.

Capital World Bond Fund	53

Collateral — The fund receives or pledges highly liquid assets, such as cash or U.S. government securities, as collateral due to its use of option contracts, futures contracts, forward currency contracts, interest rate swaps, credit default swaps and future delivery contracts. For options on futures, futures contracts, centrally cleared interest rate swaps and centrally cleared credit default swaps, the fund pledges collateral for initial and variation margin by contract. For options on foreign currencies, forward currency contracts and bilateral interest rate swaps, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by counterparty. For future delivery contracts, the fund either receives or pledges collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event that either party cannot meet its contractual obligation. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash collateral in the fund’s statement of assets and liabilities.
Rights of offset — The fund has entered into enforceable master netting agreements with certain counterparties for forward currency contracts, options on foreign currencies and bilateral interest rate swaps, where on any date amounts payable by each party to the other (in the same currency with respect to the same transaction) may be closed or offset by each party’s payment obligation. If an early termination date occurs under these agreements following an event of default or termination event, all obligations of each party to its counterparty are settled net through a single payment in a single currency (“close-out netting“). For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to these master netting arrangements in the statement of assets and liabilities.
The following table presents the fund’s forward currency contracts, options on foreign currencies and bilateral interest rate swaps by counterparty that are subject to master netting agreements but that are not offset in the fund’s statement of assets and liabilities. The net amount column shows the impact of offsetting on the fund’s statement of assets and liabilities as of June 30, 2024, if close-out netting was exercised (dollars in thousands):
Counterparty	Gross amounts recognized in the statement of assets and liabilities	Gross amounts not offset in the statement of assets and liabilities and subject to a master netting agreement			Net amount
		Available to offset	Non-cash collateral*	Cash collateral*
Assets:
Bank of America	$177	$ (177)	$ —	$ —	$ —
Bank of New York Mellon	365	(365)	—	—	—
Barclays Bank PLC	538	(119)	—	(418)	1
BNP Paribas	1,469	(1,295)	—	—	174
Citibank	3,937	(3,937)	—	—	—
Goldman Sachs	112	(112)	—	—	—
HSBC Bank	142	(142)	—	—	—
JPMorgan Chase	7,110	(2,245)	—	(1,990)	2,875
Morgan Stanley	2,688	(2,688)	—	—	—
Standard Chartered Bank	628	(108)	(419)	—	101
UBS AG	108	(108)	—	—	—
Total	$17,274	$ (11,296)	$ (419)	$ (2,408)	$3,151
Liabilities:
Bank of America	$3,258	$ (177)	$3,367	$ —	$6,448
Bank of New York Mellon	607	(365)	225	—	467
Barclays Bank PLC	119	(119)	—	—	—
BNP Paribas	1,295	(1,295)	111	—	111
Citibank	5,780	(3,937)	2,302	—	4,145
Goldman Sachs	9,563	(112)	7,877	—	17,328
HSBC Bank	1,385	(142)	1,293	—	2,536
JPMorgan Chase	2,245	(2,245)	—	—	—
Morgan Stanley	5,808	(2,688)	3,129	—	6,249
Standard Chartered Bank	108	(108)	—	—	—
UBS AG	8,908	(108)	8,849	—	17,649
Total	$39,076	$ (11,296)	$27,153	$ —	$54,933
*
Collateral is shown on a settlement basis.

54	Capital World Bond Fund

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2024, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.
The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. The fund generally records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; net capital losses; non-U.S. taxes on capital gains and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.
The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of December 31, 2023, the components of distributable earnings on a tax basis were as follows (dollars in thousands):
Distributions in excess of ordinary income	$253,932
Late year ordinary loss deferral[1]	(96,793)
Capital loss carryforward[2]	(1,946,471)
1
This deferral is considered incurred in the subsequent year.
2
The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.
As of June 30, 2024, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):
Gross unrealized appreciation on investments	$133,932
Gross unrealized depreciation on investments	(728,223)
Net unrealized appreciation (depreciation) on investments	(594,291)
Cost of investments	11,416,425

Capital World Bond Fund	55

Distributions paid were characterized for tax purposes as follows (dollars in thousands):
	Six months ended June 30, 2024			Year ended December 31, 2023
Share class	Ordinary income[3]	Long-term capital gains	Total distributions paid	Ordinary income	Return of capital	Total distributions paid
Class A	$46,670	$—	$46,670	$3,506	$89,508	$93,014
Class C	357	—	357	30	763	793
Class T	— [4]	—	— [4]	— [4]	— [4]	— [4]
Class F-1	1,029	—	1,029	83	2,111	2,194
Class F-2	10,920	—	10,920	865	22,083	22,948
Class F-3	23,053	—	23,053	1,580	40,342	41,922
Class 529-A	2,558	—	2,558	192	4,903	5,095
Class 529-C	44	—	44	4	91	95
Class 529-E	96	—	96	7	186	193
Class 529-T	— [4]	—	— [4]	— [4]	— [4]	— [4]
Class 529-F-1	— [4]	—	— [4]	— [4]	— [4]	— [4]
Class 529-F-2	491	—	491	35	888	923
Class 529-F-3	— [4]	—	— [4]	— [4]	— [4]	— [4]
Class R-1	59	—	59	4	105	109
Class R-2	710	—	710	51	1,312	1,363
Class R-2E	68	—	68	5	115	120
Class R-3	1,112	—	1,112	81	2,065	2,146
Class R-4	861	—	861	65	1,659	1,724
Class R-5E	412	—	412	27	702	729
Class R-5	402	—	402	31	780	811
Class R-6	57,763	—	57,763	3,381	86,319	89,700
Total	$146,605	$—	$146,605	$9,947	$253,932	$263,879
3
All or a portion of these amounts may later be determined as return of capital; the determination will be made at December 31, 2024.
4
Amount less than one thousand.
7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.
Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.431% on the first $15 billion of daily net assets and decreasing to 0.360% on such assets in excess of $15 billion. For the six months ended June 30, 2024, the investment advisory services fees were $20,712,000, which were equivalent to an annualized rate of 0.431% of average daily net assets.

56	Capital World Bond Fund

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50
For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of June 30, 2024, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.
Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders. For the six months ended June 30, 2024, AFS waived transfer agent services fees of $5,000 for share classes A, C, T, F-1, 529-A, 529-C, 529-E, 529-T and 529-F 1. AFS does not intend to recoup this waiver.
Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

Capital World Bond Fund	57

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fees are based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. Virginia529 is not considered a related party to the fund.
The quarterly fees are based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fees for any given calendar quarter are accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. For the six months ended June 30, 2024, the 529 plan services fees were $66,000, which were equivalent to 0.056% of the average daily net assets of each 529 share class.
For the six months ended June 30, 2024, class-specific expenses under the agreements were as follows (dollars in thousands):
Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$4,336	$4,398	$514	Not applicable
Class C	174	46	5	Not applicable
Class T	—	— *	— *	Not applicable
Class F-1	94	124	11	Not applicable
Class F-2	Not applicable	407	105	Not applicable
Class F-3	Not applicable	9	210	Not applicable
Class 529-A	220	229	28	$54
Class 529-C	22	5	1	1
Class 529-E	18	4	1	2
Class 529-T	—	— *	— *	— *
Class 529-F-1	—	— *	— *	— *
Class 529-F-2	Not applicable	17	5	9
Class 529-F-3	Not applicable	— *	— *	— *
Class R-1	27	3	1	Not applicable
Class R-2	241	111	10	Not applicable
Class R-2E	17	6	1	Not applicable
Class R-3	216	65	13	Not applicable
Class R-4	74	30	9	Not applicable
Class R-5E	Not applicable	20	4	Not applicable
Class R-5	Not applicable	7	4	Not applicable
Class R-6	Not applicable	21	520	Not applicable

Total class-specific expenses	$5,439	$5,502	$1,442	$66
*
Amount less than one thousand.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $51,000 in the fund’s statement of operations reflects $21,000 in current fees (either paid in cash or deferred) and a net increase of $30,000 in the value of the deferred amounts.
Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.
Investments in CCBF and CCF — The fund holds shares of CCBF, a corporate bond fund, and CCF, an institutional prime money market fund, which are both managed by CRMC. CCBF seeks to provide maximum total return consistent with capital preservation and prudent risk management by investing primarily in corporate debt instruments. CCBF is used as an investment vehicle for the fund’s corporate bond investments. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. Both CCBF and CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from either CCBF or CCF.

58	Capital World Bond Fund

Security transactions with related funds — The fund may purchase investment securities from, or sell investment securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended June 30, 2024, the fund did not engage in any such purchase or sale transactions with any related funds.
Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended June 30, 2024.
8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.
9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended June 30, 2024
Class A	$119,749	7,445	$46,209	2,886	$(315,134)	(19,617)	$(149,176)	(9,286)
Class C	2,082	132	356	22	(7,937)	(502)	(5,499)	(348)
Class T	—	—	—	—	—	—	—	—
Class F-1	2,070	129	1,006	63	(9,301)	(581)	(6,225)	(389)
Class F-2	66,879	4,166	10,774	675	(114,776)	(7,156)	(37,123)	(2,315)
Class F-3	197,927	12,329	22,946	1,436	(128,630)	(8,009)	92,243	5,756
Class 529-A	9,099	564	2,552	159	(18,522)	(1,147)	(6,871)	(424)
Class 529-C	650	40	44	3	(1,134)	(71)	(440)	(28)
Class 529-E	397	25	96	6	(696)	(43)	(203)	(12)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	3,763	235	491	30	(3,177)	(197)	1,077	68
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	675	43	59	3	(417)	(26)	317	20
Class R-2	5,616	354	710	45	(8,706)	(546)	(2,380)	(147)
Class R-2E	553	34	68	5	(656)	(41)	(35)	(2)
Class R-3	10,132	629	1,111	70	(15,239)	(949)	(3,996)	(250)
Class R-4	7,971	496	860	54	(12,072)	(754)	(3,241)	(204)
Class R-5E	3,142	195	412	26	(2,247)	(140)	1,307	81
Class R-5	2,414	150	402	25	(3,653)	(226)	(837)	(51)
Class R-6	1,081,589	67,557	57,762	3,611	(165,997)	(10,340)	973,354	60,828
Total net increase (decrease)	$1,514,708	94,523	$145,858	9,119	$(808,294)	(50,345)	$852,272	53,297
Refer to the end of the table for footnotes.

Capital World Bond Fund	59

	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended December 31, 2023
Class A	$217,629	13,490	$92,089	5,712	$(636,234)	(39,536)	$(326,516)	(20,334)
Class C	5,033	316	791	50	(18,615)	(1,175)	(12,791)	(809)
Class T	—	—	—	—	—	—	—	—
Class F-1	1,925	119	2,145	133	(19,577)	(1,218)	(15,507)	(966)
Class F-2	161,698	10,042	22,658	1,408	(281,175)	(17,598)	(96,819)	(6,148)
Class F-3	351,983	21,726	41,674	2,588	(384,533)	(23,809)	9,124	505
Class 529-A	17,764	1,097	5,093	315	(43,083)	(2,661)	(20,226)	(1,249)
Class 529-C	1,274	80	94	6	(3,292)	(206)	(1,924)	(120)
Class 529-E	824	51	193	12	(1,939)	(121)	(922)	(58)
Class 529-T	—	—	— †	— †	—	—	— †	— †
Class 529-F-1	—	—	— †	— †	—	—	— †	— †
Class 529-F-2	6,132	383	922	57	(8,409)	(520)	(1,355)	(80)
Class 529-F-3	—	—	— †	— †	—	—	— †	— †
Class R-1	1,038	65	109	7	(1,258)	(79)	(111)	(7)
Class R-2	11,486	721	1,362	86	(16,221)	(1,019)	(3,373)	(212)
Class R-2E	1,268	80	119	7	(944)	(58)	443	29
Class R-3	17,443	1,086	2,143	133	(23,806)	(1,481)	(4,220)	(262)
Class R-4	9,316	579	1,722	107	(19,107)	(1,187)	(8,069)	(501)
Class R-5E	6,954	432	729	45	(5,066)	(314)	2,617	163
Class R-5	4,766	296	809	51	(10,605)	(655)	(5,030)	(308)
Class R-6	430,464	26,752	89,699	5,565	(257,560)	(15,978)	262,603	16,339
Total net increase (decrease)	$1,246,997	77,315	$262,351	16,282	$(1,731,424)	(107,615)	$(222,076)	(14,018)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.
10. Investment transactions

The fund engaged in purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $14,765,103,000 and $14,182,559,000, respectively, during the six months ended June 30, 2024.

60	Capital World Bond Fund

Financial Highlights

		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]

Class A:
06/30/2024[5,6]	$16.63	$.31	$(.93 )	$(.62 )	$(.22 )	$—	$—	$(.22 )	$15.79	(3.74)%[7]	$3,317	.99%[8]	.99%[8]	3.83%[8]
12/31/2023	16.12	.48	.44	.92	(.02 )	—	(.39 )	(.41 )	16.63	5.81	3,647.99		.99	2.98
12/31/2022	19.92	.31	(3.79)	(3.48)	(.15 )	—	(.17 )	(.32 )	16.12	(17.51)	3,862.95		.95	1.83
12/31/2021	21.55	.31	(1.42)	(1.11)	(.40 )	(.12 )	—	(.52 )	19.92	(5.17)	5,586.92		.92	1.50
12/31/2020	20.26	.34	1.64	1.98	(.40 )	(.29 )	—	(.69 )	21.55	9.90	5,999.93		.93	1.62
12/31/2019	19.25	.44	1.03	1.47	(.39 )	(.07 )	—	(.46 )	20.26	7.66	5,669.94		.94	2.22
Class C:
06/30/2024[5,6]	16.33	.24	(.90 )	(.66 )	(.16 )	—	—	(.16 )	15.51	(4.04)[7]	33	1.71 [8]	1.71 [8]	3.11 [8]
12/31/2023	15.83	.35	.44	.79	(.01 )	—	(.28 )	(.29 )	16.33	5.06	40	1.71	1.71	2.24
12/31/2022	19.57	.18	(3.73)	(3.55)	(.09 )	—	(.10 )	(.19 )	15.83	(18.16)	52	1.69	1.69	1.08
12/31/2021	21.17	.16	(1.39)	(1.23)	(.25 )	(.12 )	—	(.37 )	19.57	(5.82)	87	1.65	1.65	.77
12/31/2020	19.91	.18	1.61	1.79	(.24 )	(.29 )	—	(.53 )	21.17	9.09	118	1.67	1.67	.90
12/31/2019	18.92	.29	1.01	1.30	(.24 )	(.07 )	—	(.31 )	19.91	6.87	178	1.69	1.69	1.47
Class T:
06/30/2024[5,6]	16.59	.32	(.91 )	(.59 )	(.24 )	—	—	(.24 )	15.76	(3.57)[7,9]	— [10]	.73 [8,9]	.73 [8,9]	4.06 [8,9]
12/31/2023	16.09	.53	.44	.97	(.02 )	—	(.45 )	(.47 )	16.59	6.12 [9]	— [10]	.65 [9]	.65 [9]	3.26 [9]
12/31/2022	19.90	.35	(3.80)	(3.45)	(.17 )	—	(.19 )	(.36 )	16.09	(17.35)[9]	— [10]	.68 [9]	.68 [9]	2.06 [9]
12/31/2021	21.54	.35	(1.42)	(1.07)	(.45 )	(.12 )	—	(.57 )	19.90	(4.98)[9]	— [10]	.68 [9]	.68 [9]	1.71 [9]
12/31/2020	20.26	.38	1.64	2.02	(.45 )	(.29 )	—	(.74 )	21.54	10.13 [9]	— [10]	.68 [9]	.68 [9]	1.83 [9]
12/31/2019	19.25	.49	1.03	1.52	(.44 )	(.07 )	—	(.51 )	20.26	7.93 [9]	— [10]	.69 [9]	.69 [9]	2.44 [9]
Class F-1:
06/30/2024[5,6]	16.59	.30	(.92 )	(.62 )	(.22 )	—	—	(.22 )	15.75	(3.77)[7]	73	1.05 [8]	1.04 [8]	3.78 [8]
12/31/2023	16.08	.48	.44	.92	(.02 )	—	(.39 )	(.41 )	16.59	5.81	83	1.03	1.00	2.97
12/31/2022	19.87	.31	(3.78)	(3.47)	(.15 )	—	(.17 )	(.32 )	16.08	(17.53)	96.97		.97	1.80
12/31/2021	21.50	.30	(1.42)	(1.12)	(.39 )	(.12 )	—	(.51 )	19.87	(5.20)	141.94		.94	1.48
12/31/2020	20.21	.33	1.65	1.98	(.40 )	(.29 )	—	(.69 )	21.50	9.93	187.93		.93	1.62
12/31/2019	19.20	.45	1.02	1.47	(.39 )	(.07 )	—	(.46 )	20.21	7.68	209.93		.93	2.24
Class F-2:
06/30/2024[5,6]	16.60	.34	(.93 )	(.59 )	(.25 )	—	—	(.25 )	15.76	(3.56)[7]	673	.60 [8]	.60 [8]	4.23 [8]
12/31/2023	16.09	.54	.45	.99	(.02 )	—	(.46 )	(.48 )	16.60	6.24	747.60		.60	3.37
12/31/2022	19.88	.37	(3.78)	(3.41)	(.18 )	—	(.20 )	(.38 )	16.09	(17.20)	823.60		.60	2.17
12/31/2021	21.51	.38	(1.42)	(1.04)	(.47 )	(.12 )	—	(.59 )	19.88	(4.85)	1,274.59		.59	1.84
12/31/2020	20.23	.40	1.64	2.04	(.47 )	(.29 )	—	(.76 )	21.51	10.25	1,182.60		.60	1.95
12/31/2019	19.22	.51	1.02	1.53	(.45 )	(.07 )	—	(.52 )	20.23	8.00	932.63		.63	2.57
Class F-3:
06/30/2024[5,6]	16.61	.35	(.92 )	(.57 )	(.26 )	—	—	(.26 )	15.78	(3.44)[7]	1,434	.48 [8]	.48 [8]	4.35 [8]
12/31/2023	16.10	.56	.44	1.00	(.02 )	—	(.47 )	(.49 )	16.61	6.36	1,415.48		.48	3.50
12/31/2022	19.90	.40	(3.80)	(3.40)	(.19 )	—	(.21 )	(.40 )	16.10	(17.13)	1,363.48		.48	2.31
12/31/2021	21.53	.40	(1.42)	(1.02)	(.49 )	(.12 )	—	(.61 )	19.90	(4.74)	1,307.48		.48	1.95
12/31/2020	20.24	.42	1.65	2.07	(.49 )	(.29 )	—	(.78 )	21.53	10.39	1,166.50		.50	2.07
12/31/2019	19.23	.53	1.03	1.56	(.48 )	(.07 )	—	(.55 )	20.24	8.12	2,246.52		.52	2.64
Class 529-A:
06/30/2024[5,6]	16.69	.31	(.93 )	(.62 )	(.22 )	—	—	(.22 )	15.85	(3.74)[7]	185	1.01 [8]	1.01 [8]	3.81 [8]
12/31/2023	16.17	.48	.45	.93	(.02 )	—	(.39 )	(.41 )	16.69	5.83	202	1.01	1.01	2.96
12/31/2022	19.98	.31	(3.80)	(3.49)	(.15 )	—	(.17 )	(.32 )	16.17	(17.53)	216.98		.98	1.80
12/31/2021	21.61	.31	(1.42)	(1.11)	(.40 )	(.12 )	—	(.52 )	19.98	(5.18)	297.94		.94	1.48
12/31/2020	20.32	.33	1.64	1.97	(.39 )	(.29 )	—	(.68 )	21.61	9.84	335.96		.96	1.59
12/31/2019	19.30	.44	1.03	1.47	(.38 )	(.07 )	—	(.45 )	20.32	7.64	299.99		.99	2.17
Refer to the end of the table for footnotes.

Capital World Bond Fund	61

Financial Highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class 529-C:
06/30/2024[5,6]	$16.50	$.24	$(.91 )	$(.67 )	$(.16 )	$—	$—	$(.16 )	$15.67	(4.09)%[7]	$4	1.75%[8]	1.75%[8]	3.07%[8]
12/31/2023	15.98	.35	.45	.80	(.01 )	—	(.27 )	(.28 )	16.50	5.04	5	1.78	1.78	2.17
12/31/2022	19.75	.17	(3.76)	(3.59)	(.08 )	—	(.10 )	(.18 )	15.98	(18.21)	7	1.74	1.74	1.02
12/31/2021	21.36	.15	(1.40)	(1.25)	(.24 )	(.12 )	—	(.36 )	19.75	(5.88)	12	1.69	1.69	.73
12/31/2020	20.07	.17	1.63	1.80	(.22 )	(.29 )	—	(.51 )	21.36	9.04	18	1.71	1.71	.86
12/31/2019	19.07	.28	1.02	1.30	(.23 )	(.07 )	—	(.30 )	20.07	6.81	55	1.73	1.73	1.44
Class 529-E:
06/30/2024[5,6]	16.56	.29	(.91 )	(.62 )	(.21 )	—	—	(.21 )	15.73	(3.77)[7]	7	1.14 [8]	1.14 [8]	3.69 [8]
12/31/2023	16.05	.45	.44	.89	(.01 )	—	(.37 )	(.38 )	16.56	5.67	8	1.15	1.15	2.82
12/31/2022	19.84	.28	(3.78)	(3.50)	(.14 )	—	(.15 )	(.29 )	16.05	(17.68)	9	1.12	1.12	1.65
12/31/2021	21.47	.27	(1.42)	(1.15)	(.36 )	(.12 )	—	(.48 )	19.84	(5.36)	12	1.10	1.10	1.32
12/31/2020	20.18	.30	1.65	1.95	(.37 )	(.29 )	—	(.66 )	21.47	9.76	14	1.10	1.10	1.45
12/31/2019	19.18	.40	1.02	1.42	(.35 )	(.07 )	—	(.42 )	20.18	7.42	14	1.14	1.14	2.02
Class 529-T:
06/30/2024[5,6]	16.60	.32	(.92 )	(.60 )	(.24 )	—	—	(.24 )	15.76	(3.65)[7,9]	— [10]	.79 [8,9]	.79 [8,9]	3.95 [8,9]
12/31/2023	16.10	.51	.44	.95	(.02 )	—	(.43 )	(.45 )	16.60	5.98 [9]	— [10]	.78 [9]	.78 [9]	3.15 [9]
12/31/2022	19.90	.35	(3.79)	(3.44)	(.17 )	—	(.19 )	(.36 )	16.10	(17.34)[9]	— [10]	.74 [9]	.74 [9]	2.02 [9]
12/31/2021	21.54	.34	(1.42)	(1.08)	(.44 )	(.12 )	—	(.56 )	19.90	(5.02)[9]	— [10]	.72 [9]	.72 [9]	1.67 [9]
12/31/2020	20.26	.37	1.64	2.01	(.44 )	(.29 )	—	(.73 )	21.54	10.07 [9]	— [10]	.73 [9]	.73 [9]	1.80 [9]
12/31/2019	19.25	.48	1.03	1.51	(.43 )	(.07 )	—	(.50 )	20.26	7.87 [9]	— [10]	.76 [9]	.76 [9]	2.40 [9]
Class 529-F-1:
06/30/2024[5,6]	16.53	.31	(.92 )	(.61 )	(.23 )	—	—	(.23 )	15.69	(3.68)[7,9]	— [10]	.84 [8,9]	.84 [8,9]	3.95 [8,9]
12/31/2023	16.03	.50	.45	.95	(.02 )	—	(.43 )	(.45 )	16.53	5.99 [9]	— [10]	.83 [9]	.80 [9]	3.12 [9]
12/31/2022	19.82	.34	(3.77)	(3.43)	(.17 )	—	(.19 )	(.36 )	16.03	(17.39)[9]	— [10]	.77 [9]	.77 [9]	1.97 [9]
12/31/2021	21.46	.34	(1.42)	(1.08)	(.44 )	(.12 )	—	(.56 )	19.82	(5.06)[9]	— [10]	.75 [9]	.75 [9]	1.64 [9]
12/31/2020	20.19	.38	1.63	2.01	(.45 )	(.29 )	—	(.74 )	21.46	10.08 [9]	— [10]	.73 [9]	.73 [9]	1.86 [9]
12/31/2019	19.18	.48	1.03	1.51	(.43 )	(.07 )	—	(.50 )	20.19	7.90	40.75		.75	2.41
Class 529-F-2:
06/30/2024[5,6]	16.62	.33	(.91 )	(.58 )	(.25 )	—	—	(.25 )	15.79	(3.52)[7]	32	.65 [8]	.65 [8]	4.19 [8]
12/31/2023	16.11	.54	.45	.99	(.02 )	—	(.46 )	(.48 )	16.62	6.23	32.61		.61	3.37
12/31/2022	19.91	.37	(3.79)	(3.42)	(.18 )	—	(.20 )	(.38 )	16.11	(17.28)	33.62		.62	2.16
12/31/2021	21.55	.37	(1.43)	(1.06)	(.46 )	(.12 )	—	(.58 )	19.91	(4.89)	43.64		.64	1.78
12/31/2020[5,11]	21.00	.06	.87	.93	(.11 )	(.27 )	—	(.38 )	21.55	4.47 [7]	43	.11 [7]	.11 [7]	.28 [7]
Class 529-F-3:
06/30/2024[5,6]	16.60	.34	(.92 )	(.58 )	(.26 )	—	—	(.26 )	15.76	(3.52)[7]	— [10]	.53 [8]	.53 [8]	4.24 [8]
12/31/2023	16.10	.55	.44	.99	(.02 )	—	(.47 )	(.49 )	16.60	6.25	— [10]	.53	.53	3.39
12/31/2022	19.90	.38	(3.78)	(3.40)	(.19 )	—	(.21 )	(.40 )	16.10	(17.17)	— [10]	.53	.53	2.22
12/31/2021	21.54	.38	(1.42)	(1.04)	(.48 )	(.12 )	—	(.60 )	19.90	(4.85)	— [10]	.57	.55	1.84
12/31/2020[5,11]	21.00	.06	.87	.93	(.12 )	(.27 )	—	(.39 )	21.54	4.46 [7]	— [10]	.13 [7]	.09 [7]	.30 [7]
Class R-1:
06/30/2024[5,6]	16.44	.26	(.92 )	(.66 )	(.17 )	—	—	(.17 )	15.61	(4.00)[7]	6	1.58 [8]	1.58 [8]	3.26 [8]
12/31/2023	15.94	.38	.44	.82	(.01 )	—	(.31 )	(.32 )	16.44	5.21	6	1.57	1.57	2.41
12/31/2022	19.70	.20	(3.74)	(3.54)	(.10 )	—	(.12 )	(.22 )	15.94	(18.02)	6	1.58	1.58	1.21
12/31/2021	21.32	.17	(1.41)	(1.24)	(.26 )	(.12 )	—	(.38 )	19.70	(5.81)	6	1.58	1.58	.84
12/31/2020	20.05	.19	1.63	1.82	(.26 )	(.29 )	—	(.55 )	21.32	9.14	8	1.65	1.65	.91
12/31/2019	19.05	.30	1.02	1.32	(.25 )	(.07 )	—	(.32 )	20.05	6.92	7	1.65	1.65	1.50
Refer to the end of the table for footnotes.

62	Capital World Bond Fund

Financial Highlights (continued)
		Income (loss) from investment operations[1]			Dividends, distributions and return of capital
Year ended	Net asset value, beginning of year	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Return of capital	Total dividends, distributions and return of capital	Net assets value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Ratio of net income (loss) to average net assets[3]
Class R-2:
06/30/2024[5,6]	$16.42	$.26	$(.92 )	$(.66 )	$(.17 )	$—	$—	$(.17 )	$15.59	(4.00)%[7]	$63	1.58%[8]	1.58%[8]	3.25%[8]
12/31/2023	15.92	.38	.44	.82	(.01 )	—	(.31 )	(.32 )	16.42	5.22	69	1.58	1.58	2.40
12/31/2022	19.68	.20	(3.75)	(3.55)	(.10 )	—	(.11 )	(.21 )	15.92	(18.06)	70	1.60	1.60	1.18
12/31/2021	21.30	.17	(1.40)	(1.23)	(.27 )	(.12 )	—	(.39 )	19.68	(5.81)	94	1.58	1.58	.84
12/31/2020	20.03	.20	1.63	1.83	(.27 )	(.29 )	—	(.56 )	21.30	9.20	107	1.59	1.59	.96
12/31/2019	19.04	.30	1.02	1.32	(.26 )	(.07 )	—	(.33 )	20.03	6.93	109	1.62	1.62	1.54
Class R-2E:
06/30/2024[5,6]	16.58	.28	(.91 )	(.63 )	(.20 )	—	—	(.20 )	15.75	(3.83)[7]	6	1.29 [8]	1.29 [8]	3.54 [8]
12/31/2023	16.07	.43	.44	.87	(.01 )	—	(.35 )	(.36 )	16.58	5.52	6	1.29	1.29	2.71
12/31/2022	19.86	.25	(3.78)	(3.53)	(.12 )	—	(.14 )	(.26 )	16.07	(17.81)	5	1.30	1.30	1.48
12/31/2021	21.49	.23	(1.41)	(1.18)	(.33 )	(.12 )	—	(.45 )	19.86	(5.52)	7	1.29	1.29	1.13
12/31/2020	20.21	.26	1.63	1.89	(.32 )	(.29 )	—	(.61 )	21.49	9.47	8	1.32	1.32	1.24
12/31/2019	19.20	.36	1.04	1.40	(.32 )	(.07 )	—	(.39 )	20.21	7.30	7	1.33	1.33	1.82
Class R-3:
06/30/2024[5,6]	16.60	.29	(.91 )	(.62 )	(.21 )	—	—	(.21 )	15.77	(3.76)[7]	83	1.13 [8]	1.13 [8]	3.69 [8]
12/31/2023	16.09	.46	.43	.89	(.01 )	—	(.37 )	(.38 )	16.60	5.67	92	1.13	1.13	2.84
12/31/2022	19.88	.28	(3.79)	(3.51)	(.13 )	—	(.15 )	(.28 )	16.09	(17.66)	93	1.14	1.14	1.64
12/31/2021	21.51	.27	(1.42)	(1.15)	(.36 )	(.12 )	—	(.48 )	19.88	(5.38)	128	1.13	1.13	1.29
12/31/2020	20.23	.29	1.64	1.93	(.36 )	(.29 )	—	(.65 )	21.51	9.64	146	1.15	1.15	1.41
12/31/2019	19.22	.40	1.03	1.43	(.35 )	(.07 )	—	(.42 )	20.23	7.44	138	1.17	1.17	1.99
Class R-4:
06/30/2024[5,6]	16.62	.32	(.93 )	(.61 )	(.23 )	—	—	(.23 )	15.78	(3.67)[7]	56	.83 [8]	.83 [8]	3.99 [8]
12/31/2023	16.10	.50	.46	.96	(.02 )	—	(.42 )	(.44 )	16.62	6.05	62.83		.83	3.13
12/31/2022	19.90	.33	(3.79)	(3.46)	(.16 )	—	(.18 )	(.34 )	16.10	(17.43)	68.84		.84	1.94
12/31/2021	21.53	.33	(1.42)	(1.09)	(.42 )	(.12 )	—	(.54 )	19.90	(5.08)	92.83		.83	1.59
12/31/2020	20.25	.35	1.64	1.99	(.42 )	(.29 )	—	(.71 )	21.53	9.97	96.84		.84	1.71
12/31/2019	19.23	.46	1.04	1.50	(.41 )	(.07 )	—	(.48 )	20.25	7.81	89.86		.86	2.30
Class R-5E:
06/30/2024[5,6]	16.60	.33	(.92 )	(.59 )	(.25 )	—	—	(.25 )	15.76	(3.57)[7]	27	.64 [8]	.64 [8]	4.20 [8]
12/31/2023	16.09	.54	.44	.98	(.02 )	—	(.45 )	(.47 )	16.60	6.21	27.64		.64	3.36
12/31/2022	19.88	.37	(3.78)	(3.41)	(.18 )	—	(.20 )	(.38 )	16.09	(17.23)	23.64		.64	2.15
12/31/2021	21.51	.37	(1.42)	(1.05)	(.46 )	(.12 )	—	(.58 )	19.88	(4.90)	25.63		.63	1.79
12/31/2020	20.23	.39	1.64	2.03	(.46 )	(.29 )	—	(.75 )	21.51	10.21	25.63		.63	1.89
12/31/2019	19.22	.50	1.03	1.53	(.45 )	(.07 )	—	(.52 )	20.23	7.98	8.66		.66	2.48
Class R-5:
06/30/2024[5,6]	16.64	.34	(.92 )	(.58 )	(.26 )	—	—	(.26 )	15.80	(3.52)[7]	25	.54 [8]	.54 [8]	4.28 [8]
12/31/2023	16.12	.55	.45	1.00	(.02 )	—	(.46 )	(.48 )	16.64	6.35	27.54		.54	3.41
12/31/2022	19.93	.38	(3.80)	(3.42)	(.18 )	—	(.21 )	(.39 )	16.12	(17.21)	31.54		.54	2.23
12/31/2021	21.56	.39	(1.42)	(1.03)	(.48 )	(.12 )	—	(.60 )	19.93	(4.79)	55.53		.53	1.89
12/31/2020	20.27	.42	1.64	2.06	(.48 )	(.29 )	—	(.77 )	21.56	10.33	56.54		.54	2.01
12/31/2019	19.26	.52	1.03	1.55	(.47 )	(.07 )	—	(.54 )	20.27	8.06	52.56		.56	2.61
Class R-6:
06/30/2024[5,6]	16.63	.35	(.93 )	(.58 )	(.26 )	—	—	(.26 )	15.79	(3.49)[7]	3,931	.49 [8]	.49 [8]	4.37 [8]
12/31/2023	16.11	.56	.45	1.01	(.02 )	—	(.47 )	(.49 )	16.63	6.42	3,128.48		.48	3.51
12/31/2022	19.92	.39	(3.80)	(3.41)	(.19 )	—	(.21 )	(.40 )	16.11	(17.17)	2,768.48		.48	2.26
12/31/2021	21.55	.40	(1.42)	(1.02)	(.49 )	(.12 )	—	(.61 )	19.92	(4.74)	6,757.48		.48	1.95
12/31/2020	20.26	.43	1.64	2.07	(.49 )	(.29 )	—	(.78 )	21.55	10.40	5,316.48		.48	2.07
12/31/2019	19.25	.53	1.03	1.56	(.48 )	(.07 )	—	(.55 )	20.26	8.14	4,294.50		.50	2.65
Refer to the end of the table for footnotes.

Capital World Bond Fund	63

Financial Highlights (continued)

Portfolio turnover rate for all share classes[12,13]	Six months ended June 30, 2024[5,6,7]	Year ended December 31,
		2023	2022	2021	2020	2019
Excluding mortgage dollar roll transactions	37%	66%	73%	65%	100%	120%
Including mortgage dollar roll transactions	167%	242%	150%	89%	143%	163%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]
This column reflects the impact, if any, of certain waivers/reimbursements from AFS and/or CRMC. During one of the years shown, AFS waived a portion of transfer agent services fees for certain share classes. In addition, during some of the years shown, CRMC reimbursed a portion of transfer agent services fees for
Class 529-F-3 shares.

[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[10]	Amount less than $1 million.
[11]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[12]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.
[13]	Refer to Note 5 for more information on mortgage dollar rolls.
Refer to the notes to financial statements.

64	Capital World Bond Fund

Changes in and disagreements with accountants

Not applicable
Matters submitted for shareholder vote

Not applicable
Remuneration paid to directors, officers and others

Refer to information in the financial statements.

Capital World Bond Fund	65

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2025. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including the fund’s lifetime) through September 30, 2023. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with the fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses generally compared favorably to those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

66	Capital World Bond Fund

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

Capital World Bond Fund	67

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

Not applicable

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

Not applicable

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Capital World Bond Fund

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: August 30, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Kristine M. Nishiyama

Kristine M. Nishiyama,

Principal Executive Officer

Date: August 30, 2024

By   /s/ Becky L. Park

Becky L. Park, Treasurer and

Principal Financial Officer

Date: August 30, 2024